UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2105

Fidelity Fixed-Income Trust
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	September 30, 2009

Item 1. Reports to Stockholders

Fidelity®
Strategic Real Return
Fund

Annual Report

September 30, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The managers' review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Geode is a registered trademark of Geode Capital Management, LLC.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the fund's most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

We've seen a welcome uptick in the global equity markets this spring and summer, as signs of stabilization in some economic indicators have brought many investors back into the marketplace. But there remain other key measures - notably high unemployment and slack consumer spending - that suggest the road back to economic health could still be a bumpy ride. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Abigail P. Johnson

Abigail P. Johnson

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2009	Past 1 year	Life of classA
Strategic Real Return	-2.48%	0.78%

A From September 7, 2005.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Strategic Real Return, a class of the fund, on September 7, 2005, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital U.S. TIPS Index (Series-L) performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: From extraordinary lows to an uplifting rally, the 12 months ending September 30, 2009, told a tale of two very different markets. The period opened in the midst of a global financial crisis, with bond investors fleeing to higher-quality fixed-income instruments, particularly those backed by the federal government. By March, however, as signs of a potential recovery began to emerge, securities further out on the risk spectrum were favored. The Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) gained 5.67% for the year. Unstable demand for commodities, particularly in the first half of the period, was reflected in the 23.71% drop of the Dow Jones-UBS Commodity Index Total Return. Improved credit markets during the latter half of the period boosted floating-rate bank debt, with the Standard & Poor's®/LSTA Leveraged Performing Loan Index returning 13.22%. Real estate stocks saw the most dramatic comeback of the period. Although the Dow Jones U.S. Select Real Estate Securities IndexSM fell 29.46% for the year, it rose nearly 80% in the final six months. Meanwhile, the Merrill Lynch® U.S. Real Estate Corporate Bond Index posted a 14.62% return.

Comments from Joanna Bewick and Christopher Sharpe, who joined Bewick as Lead Co-Manager of Fidelity® Strategic Real Return Fund on June 1, 2009: During the 12-month period, the fund's Retail Class shares fell 2.48%, edging out the 2.60% decline of the Fidelity Strategic Real Return Composite Index, but falling short of the Barclays Capital TIPS index. The main factors driving this slight outperformance versus the Composite index were favorable asset allocation among the fund's individual asset classes, tempered by mixed results at the subportfolio level. Our positioning in inflation-protected securities proved particularly beneficial during the second half of the period, although the overall performance of our holdings in this sleeve detracted. Slack demand in the volatile commodities area resulted in double-digit losses for our subportfolio; however, an underweighting in this asset class added value. Meanwhile, a slight overweighting in floating-rate bank debt provided a modest boost, but weak security selection hampered our results in the group. Lastly, the fund benefited from favorable asset allocation within real estate. That said, mixed results overall from the real estate subportfolios proved difficult to overcome.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2009 to September 30, 2009) for Class A, Class T, Class B, Class C, Strategic Real Return and Institutional Class and for the entire period (June 26, 2009 to September 30, 2009) for Class F. The hypothetical expense example is based on an investment of $1,000 invested at the beginning of the period and held for the one-half year period (April 1, 2009 to September 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Annual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value	Ending Account Value September 30, 2009	Expenses Paid During Period
Class A	1.03%
Actual		$ 1,000.00	$ 1,235.10	$ 5.77 B
Hypothetical A		$ 1,000.00	$ 1,019.90	$ 5.22 C
Class T	1.05%
Actual		$ 1,000.00	$ 1,234.50	$ 5.88 B
Hypothetical A		$ 1,000.00	$ 1,019.80	$ 5.32 C
Class B	1.75%
Actual		$ 1,000.00	$ 1,229.80	$ 9.78 B
Hypothetical A		$ 1,000.00	$ 1,016.29	$ 8.85 C
Class C	1.80%
Actual		$ 1,000.00	$ 1,228.90	$ 10.06 B
Hypothetical A		$ 1,000.00	$ 1,016.04	$ 9.10 C
Strategic Real Return	.76%
Actual		$ 1,000.00	$ 1,237.40	$ 4.26 B
Hypothetical A		$ 1,000.00	$ 1,021.26	$ 3.85 C
Class F	.61%
Actual		$ 1,000.00	$ 1,098.00	$ 1.70 B
Hypothetical A		$ 1,000.00	$ 1,022.01	$ 3.09 C
Institutional Class	.77%
Actual		$ 1,000.00	$ 1,236.30	$ 4.32 B
Hypothetical A		$ 1,000.00	$ 1,021.21	$ 3.90 C

A 5% return per year before expenses

B Actual expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period) for Class A, Class T, Class B, Class C, Strategic Real Return and Institutional Class and multiplied by 97/365 (to reflect the period June 26, 2009 to September 30, 2009) for Class F. The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

C Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

The information in the Quality Diversification and Asset Allocation tables is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.

Holdings Distribution (% of fund's net assets)
	As of September 30, 2009	As of March 31, 2009
Commodity-Linked Notes and Related Investments *	24.1%	24.4%
Inflation-Protected Securities and Related Investments	27.2%	30.2%
Floating Rate High Yield	25.1%	25.0%
Real Estate Investments	22.3%	18.4%
Cash & Cash Equivalents	1.2%	1.6%

* Investments in commodity-linked notes provide indirect exposure to futures contracts on physical commodities via the Dow Jones-UBS Commodity Index Total Return (DJ-UBSCITR), the majority of which trade on U.S. exchanges. The commodity-linked notes sub-portfolio may include a related investment in cash and cash equivalents to match the cash component of the DJ-UBSCITR. The value of commodity-linked notes will change directly based on the performance of the index.

Quality Diversification (% of fund's net assets)
As of September 30, 2009*	As of March 31, 2009**
U.S. Government and U.S. Government Agency Obligations 27.2%	U.S. Government and U.S. Government Agency Obligations 29.9%
AAA 1.0%	AAA 0.7%
AA 0.4%	AA 0.2%
A 0.4%	A 0.4%
BBB 3.7%	BBB 3.6%
BB and Below 21.8%	BB and Below 22.2%
Structured Notes (including Commodity-Linked Notes) 10.1%	Structured Notes (including Commodity-Linked Notes) 8.4%
Not Rated 4.2%	Not Rated 4.9%
Equities 14.8%	Equities 10.7%
Short-Term Investments and Net Other Assets 16.4%	Short-Term Investments and Net Other Assets 19.0%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.
Asset Allocation (% of fund's net assets)
As of September 30, 2009*		As of March 31, 2009**
	Stocks 14.8%		Stocks 10.7%
	U.S. Government and U.S. Government Agency Obligations 27.2%		U.S. Government and U.S. Government Agency Obligations 29.9%
	Corporate Bonds 6.8%		Corporate Bonds 6.4%
	Asset-Backed Securities 0.5%		Asset-Backed Securities 0.6%
	Structured Notes (including Commodity-Linked Notes 10.1%		Structured Notes (including Commodity-Linked Notes 8.4%
	Floating Rate Loans 22.2%		Floating Rate Loans 23.0%
	CMOs and Other Mortgage Related Securities 1.8%		CMOs and Other Mortgage Related Securities 1.6%
	Other Investments 0.2%		Other Investments 0.4%
	Short-Term Investments and Net Other Assets 16.4%		Short-Term Investments and Net Other Assets 19.0%
* Foreign investments	3.2%	** Foreign investments	3.0%
* Futures and Swaps	0.0%	** Futures and Swaps	1.9%
* U.S Treasury Inflation-Indexed Securities	27.2%	** U.S Treasury Inflation-Indexed Securities	29.9%

Annual Report

Investments September 30, 2009

Showing Percentage of Net Assets

Corporate Bonds - 5.3%
		Principal Amount (c)	Value
Convertible Bonds - 2.1%
FINANCIALS - 2.1%
Commercial Banks - 0.0%
CapitalSource, Inc. 7.25% 7/15/37		$ 1,200,000	$ 904,680
Real Estate Investment Trusts - 1.8%
Acadia Realty Trust 3.75% 12/15/26		9,305,000	8,721,670
Alexandria Real Estate Equities, Inc. 3.7% 1/15/27 (d)		7,975,000	7,383,255
BioMed Realty LP 4.5% 10/1/26 (d)		4,500,000	4,185,000
Boston Properties, Inc. 3.75% 5/15/36		900,000	913,140
Brandywine Operating Partnership LP 3.875% 10/15/26		1,700,000	1,627,750
BRE Properties, Inc. 4.125% 8/15/26		12,850,000	12,578,351
CapLease, Inc. 7.5% 10/1/27 (d)		5,500,000	4,400,000
Corporate Office Properties LP 3.5% 9/15/26 (d)		2,620,000	2,537,994
Duke Realty LP 3.75% 12/1/11 (d)		2,850,000	2,750,250
Home Properties, Inc. 4.125% 11/1/26 (d)		1,900,000	1,826,375
Hospitality Properties Trust 3.8% 3/15/27		5,200,000	4,927,000
Inland Real Estate Corp. 4.625% 11/15/26		4,700,000	4,357,914
Lexington Master Ltd. Partnership 5.45% 1/15/27 (d)		9,400,000	8,589,250
MPT Operating Partnership LP 9.25% 4/1/13 (d)		3,000,000	2,923,200
National Retail Properties, Inc. 3.95% 9/15/26		2,700,000	2,863,693
ProLogis Trust:
1.875% 11/15/37		4,400,000	3,762,088
2.625% 5/15/38		500,000	429,375
SL Green Realty Corp. 3% 3/30/27 (d)		1,450,000	1,305,000
The Macerich Co. 3.25% 3/15/12 (d)		4,300,000	3,891,500
United Dominion Realty Trust, Inc. 3.625% 9/15/11		8,100,000	7,781,063
Vornado Realty Trust 2.85% 4/1/27		4,660,000	4,449,694
Washington (REIT):
3.875% 9/15/26		4,350,000	4,208,625
3.875% 9/15/26		3,350,000	3,241,125
			99,653,312
Real Estate Management & Development - 0.3%
ERP Operating LP 3.85% 8/15/26		8,750,000	8,667,838
First Potomac Realty Investment LP 4% 12/15/11 (d)		2,400,000	2,157,000
Kilroy Realty LP 3.25% 4/15/12 (d)		5,000,000	4,500,000
			15,324,838
TOTAL FINANCIALS			115,882,830
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - 3.2%
CONSUMER DISCRETIONARY - 0.5%
Hotels, Restaurants & Leisure - 0.1%
Host Marriott LP 7% 8/15/12		$ 1,800,000	$ 1,804,500
Starwood Hotels & Resorts Worldwide, Inc. 6.25% 2/15/13		1,500,000	1,477,500
Times Square Hotel Trust 8.528% 8/1/26 (d)		864,910	791,653
			4,073,653
Household Durables - 0.4%
D.R. Horton, Inc.:
5.375% 6/15/12		2,900,000	2,900,000
6.5% 4/15/16		1,000,000	983,750
KB Home:
5.875% 1/15/15		1,500,000	1,425,000
6.25% 6/15/15		5,100,000	4,870,500
9.1% 9/15/17		500,000	530,000
Lennar Corp.:
5.5% 9/1/14		4,000,000	3,740,000
5.95% 10/17/11		1,000,000	990,000
M/I Homes, Inc. 6.875% 4/1/12		2,950,000	2,714,000
Meritage Homes Corp. 6.25% 3/15/15		3,500,000	3,255,000
Ryland Group, Inc.:
6.875% 6/15/13		1,000,000	1,030,000
8.4% 5/15/17		250,000	265,000
Stanley-Martin Communities LLC 9.75% 8/15/15 (b)		6,300,000	1,386,000
			24,089,250
TOTAL CONSUMER DISCRETIONARY			28,162,903
FINANCIALS - 2.6%
Diversified Financial Services - 0.0%
Sunwest Management, Inc. 8.385% 6/9/10 (b)(f)		3,175,000	1,746,250
Real Estate Investment Trusts - 2.3%
AMB Property LP:
5.9% 8/15/13		600,000	563,044
6.3% 6/1/13		2,000,000	1,945,120
Arden Realty LP 5.2% 9/1/11		500,000	517,649
AvalonBay Communities, Inc.:
4.95% 3/15/13		1,500,000	1,524,084
5.5% 1/15/12		1,000,000	1,042,808
5.7% 3/15/17		500,000	510,658
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
AvalonBay Communities, Inc.: - continued
6.625% 9/15/11		$ 1,521,000	$ 1,619,641
Brandywine Operating Partnership LP:
4.5% 11/1/09		800,000	799,767
5.75% 4/1/12		1,000,000	1,007,071
6% 4/1/16		1,000,000	926,154
7.5% 5/15/15		500,000	500,229
Camden Property Trust 5% 6/15/15		1,400,000	1,332,387
Colonial Properties Trust 6.875% 8/15/12		1,000,000	1,017,500
Colonial Realty LP 6.05% 9/1/16		1,000,000	883,418
Commercial Net Lease Realty, Inc.:
6.15% 12/15/15		700,000	660,605
6.25% 6/15/14		1,170,000	1,141,722
Developers Diversified Realty Corp.:
4.625% 8/1/10		1,600,000	1,572,939
5.375% 10/15/12		2,000,000	1,874,842
9.625% 3/15/16		1,880,000	1,885,907
Duke Realty LP:
5.625% 8/15/11		680,000	687,910
6.25% 5/15/13		750,000	761,117
7.375% 2/15/15		500,000	515,672
Equity One, Inc.:
6% 9/15/16		1,000,000	908,137
6.25% 1/15/17		1,000,000	913,183
Federal Realty Investment Trust:
4.5% 2/15/11		3,050,000	3,043,921
5.65% 6/1/16		700,000	665,381
5.95% 8/15/14		1,000,000	1,002,258
Health Care Property Investors, Inc.:
4.875% 9/15/10		700,000	703,895
6% 3/1/15		1,500,000	1,458,665
6% 1/30/17		1,000,000	933,929
6.3% 9/15/16		4,500,000	4,330,103
Health Care REIT, Inc. 6.2% 6/1/16		2,250,000	2,102,200
Healthcare Realty Trust, Inc.:
5.125% 4/1/14		500,000	470,450
8.125% 5/1/11		2,608,000	2,729,768
Highwoods/Forsyth LP 5.85% 3/15/17		3,200,000	2,818,349
HMB Capital Trust V 3.899% 12/15/36 (b)(d)(f)		4,300,000	430
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Hospitality Properties Trust:
5.625% 3/15/17		$ 1,540,000	$ 1,305,347
6.7% 1/15/18		1,000,000	887,441
6.75% 2/15/13		1,250,000	1,235,646
7.875% 8/15/14		500,000	500,962
Host Hotels & Resorts LP:
6.875% 11/1/14		2,000,000	1,940,000
9% 5/15/17 (d)		750,000	795,000
HRPT Properties Trust:
0.895% 3/16/11 (f)		2,000,000	1,891,308
6.5% 1/15/13		1,000,000	1,002,145
iStar Financial, Inc. 5.95% 10/15/13		7,995,000	4,637,100
Kimco Realty Corp.:
5.783% 3/15/16		550,000	540,630
6.875% 10/1/19		500,000	511,380
Liberty Property LP:
5.125% 3/2/15		1,440,000	1,337,619
6.375% 8/15/12		2,680,000	2,769,340
National Retail Properties, Inc. 6.875% 10/15/17		2,000,000	1,836,124
Nationwide Health Properties, Inc.:
6% 5/20/15		1,500,000	1,370,867
6.25% 2/1/13		2,000,000	2,025,698
6.5% 7/15/11		4,000,000	4,123,028
Omega Healthcare Investors, Inc.:
7% 4/1/14		4,550,000	4,424,875
7% 1/15/16		1,898,000	1,793,610
Pan Pacific Retail Properties, Inc. 5.95% 6/1/14		1,700,000	1,578,941
Rouse Co.:
5.375% 11/26/13 (b)		3,050,000	2,600,125
7.2% 9/15/12 (b)		1,000,000	870,000
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (b)(d)		9,000,000	7,751,250
Senior Housing Properties Trust 8.625% 1/15/12		6,900,000	7,038,000
Shurgard Storage Centers, Inc.:
5.875% 3/15/13		3,000,000	3,056,754
7.75% 2/22/11		1,000,000	1,042,941
Simon Property Group LP:
5% 3/1/12		700,000	721,845
5.75% 5/1/12		500,000	522,467
6.1% 5/1/16		1,000,000	1,027,749
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Simon Property Group LP: - continued
6.75% 5/15/14		$ 800,000	$ 857,985
UDR, Inc. 5.5% 4/1/14		2,000,000	1,992,718
United Dominion Realty Trust, Inc. 6.05% 6/1/13		2,500,000	2,532,700
Ventas Realty LP:
6.5% 6/1/16		660,000	636,900
6.5% 6/1/16		4,770,000	4,603,050
6.625% 10/15/14		8,020,000	7,799,450
7.125% 6/1/15		1,147,000	1,118,325
Weingarten Realty Invstors:
4.857% 1/15/14		1,000,000	928,303
5.263% 5/15/12		1,000,000	950,958
			127,929,494
Real Estate Management & Development - 0.3%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13		1,240,000	1,193,500
8.125% 6/1/12		1,000,000	991,250
CB Richard Ellis Services, Inc. 11.625% 6/15/17 (d)		1,000,000	1,080,000
ERP Operating LP:
5.2% 4/1/13		1,900,000	1,934,356
6.625% 3/15/12		3,000,000	3,209,250
First Industrial LP 5.75% 1/15/16		1,000,000	690,428
Regency Centers LP:
5.25% 8/1/15		4,009,000	3,723,214
5.875% 6/15/17		600,000	563,963
			13,385,961
Thrifts & Mortgage Finance - 0.0%
Wrightwood Capital LLC 10.5% 6/1/14 (b)(d)		4,750,000	1,983,125
TOTAL FINANCIALS			145,044,830
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Skilled Healthcare Group, Inc. 11% 1/15/14		1,300,000	1,345,500
Sun Healthcare Group, Inc. 9.125% 4/15/15		3,490,000	3,472,550
			4,818,050
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - 0.0%
Construction & Engineering - 0.0%
Toys 'R' Us Property Co. I LLC 10.75% 7/15/17 (d)		$ 1,500,000	$ 1,608,750
MATERIALS - 0.0%
Paper & Forest Products - 0.0%
Plum Creek Timberlands LP 5.875% 11/15/15		2,000,000	2,057,938
TOTAL NONCONVERTIBLE BONDS			181,692,471
TOTAL CORPORATE BONDS (Cost $285,341,109)			297,575,301
U.S. Treasury Inflation Protected Obligations - 27.2%

U.S. Treasury Inflation-Indexed Bonds:
1.75% 1/15/28		60,652,000	58,412,921
2% 1/15/26		110,595,760	110,676,924
2.375% 1/15/25		88,083,350	92,578,666
2.5% 1/15/29		64,699,305	69,719,686
3.625% 4/15/28		30,758,343	38,196,165
3.875% 4/15/29		34,454,052	44,637,319
U.S. Treasury Inflation-Indexed Notes:
0.625% 4/15/13		60,115,690	60,112,147
1.25% 4/15/14		25,440,500	25,872,481
1.375% 7/15/18		24,967,750	24,802,721
1.625% 1/15/15		70,515,058	71,998,392
1.625% 1/15/18		42,764,800	43,337,452
1.875% 7/15/13		72,559,869	75,106,590
1.875% 7/15/15		62,712,374	64,972,146
1.875% 7/15/19		19,164,160	19,776,812
2% 4/15/12		54,551,334	56,593,811
2% 1/15/14		81,803,425	84,892,043
2% 7/15/14		72,150,770	75,134,586
2% 1/15/16		58,973,555	61,385,106
2.125% 1/15/19		36,111,240	38,021,775
2.375% 4/15/11		65,318,204	67,335,431
2.375% 1/15/17		45,119,620	48,134,967
2.375% 1/15/27		74,220,440	78,298,899
2.5% 7/15/16		55,986,525	60,199,478
2.625% 7/15/17		46,759,950	50,907,448
U.S. Treasury Inflation Protected Obligations - continued
		Principal Amount (c)	Value
U.S. Treasury Inflation-Indexed Notes: - continued
3% 7/15/12		$ 72,545,349	$ 77,245,322
3.375% 1/15/12		9,060,139	9,644,233
3.5% 1/15/11		35,141,876	36,611,845
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS (Cost $1,483,777,028)			1,544,605,366
Asset-Backed Securities - 0.5%

Anthracite CDO II Ltd. Series 2002-2A Class F, 7.6% 12/24/37 (d)		3,005,000	1,202,000
Anthracite CDO III Ltd./Anthracite CDO III Corp. Series 2004-1A Class A, 0.6063% 3/23/19 (d)(f)		2,810,537	1,826,849
Brascan Real Estate CDO Ltd./Brascan Real Estate CDO Corp. Series 2004-1A Class A, 0.86% 1/20/40 (d)(f)		4,810,288	3,222,893
Capital Trust RE CDO Ltd./Capital Trust RE CDO Corp. Series 2005-3A Class A2, 5.16% 6/25/35 (d)		5,000,000	4,500,000
CapitalSource Real Estate Loan Trust Series 2006-1A Class A2A, 0.76% 1/20/37 (d)(f)		2,215,687	997,059
CapLease CDO Ltd. Series 2005-1A Class A, 4.926% 1/29/40 (d)		2,500,000	1,375,000
Conseco Finance Securitizations Corp.:
Series 2002-1 Class M2, 9.546% 12/1/33		1,500,000	976,315
Series 2002-2 Class M2, 9.163% 3/1/33		2,500,000	1,558,815
Countrywide Home Loan Trust Series 2006-BC2 Class N, 6.5% 2/25/47 (d)		181,452	5,444
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A:
Class B1, 6.065% 12/28/35 (d)		2,140,000	963,000
Class B2, 1.6331% 12/28/35 (d)(f)		2,110,000	675,200
Class D, 9% 12/28/35 (d)		500,000	126,650
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class D, 9% 6/28/38 (d)		1,000,000	250,000
Fairfield Street Solar Corp. Series 2004-1A Class E1, 3.7369% 11/28/39 (d)(f)		850,000	34,000
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class E, 1.8963% 9/25/46 (d)(f)		752,757	52,693
Home Equity Asset Trust Series 2006-3N Class B, 6.5% 8/27/36 (d)		750,000	1
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 3/15/28		6,125,000	1,029,741
Long Beach Asset Holdings Corp. Series 2006-4 Class N1, 5.877% 6/25/46 (d)		624,362	62
Asset-Backed Securities - continued
		Principal Amount (c)	Value
Merit Securities Corp. Series 13 Class M1, 7.9882% 12/28/33		$ 1,900,000	$ 758,100
N-Star Real Estate CDO Ltd. Series 1A:
Class B1, 2.0469% 8/28/38 (d)(f)		4,090,000	2,454,000
Class C1B, 7.696% 8/28/38 (d)		1,189,000	527,916
Prima Capital CDO Ltd./Prima Capital CDO Corp. Series 2005-1A Class A2, 4.646% 7/24/39 (d)		5,735,969	4,818,214
Residential Asset Securities Corp. Series 2003-KS10 Class MI3, 6.41% 12/25/33		525,429	118,724
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 3.1219% 2/5/36 (d)(f)		274,583	2,746
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 5.835% 9/25/26 (d)(f)		3,000,000	180,000
Series 2006-1A:
Class F, 1.435% 9/25/26 (d)(f)		2,250,000	112,500
Class G, 1.635% 9/25/26 (d)(f)		1,530,000	61,200
Class H, 1.935% 9/25/26 (d)(f)		4,300,000	150,500
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A Class F, 2.3688% 11/21/40 (d)(f)		1,500,000	45,000
TOTAL ASSET-BACKED SECURITIES (Cost $48,795,929)			28,024,622
Collateralized Mortgage Obligations - 0.3%

Private Sponsor - 0.3%
Banc of America Large Loan, Inc. Series 2005-MIB1 Class A2, 0.4534% 3/15/22 (d)(f)		9,730,000	7,606,439
Countrywide Alternative Loan Trust Series 2006-OC5N Class N, 7.25% 7/25/37 (d)		414,656	41
Countrywide Home Loans, Inc. Series 2005-R3 Class B3, 5.5% 9/25/35 (d)(f)		138,745	17,489
Countrywide Home Loans, Inc. Series 2003-J15:
Class B3, 4.7077% 1/25/19 (d)(f)		80,637	22,740
Class B4, 4.7077% 1/25/19 (d)(f)		161,274	50,086
Merrill Lynch Floating Trust floater Series 2006-1 Class TM, 0.7434% 6/15/22 (d)(f)		5,497,954	3,848,568
Merrill Lynch Mortgage Trust Series 2002-MW1 Class E, 6.219% 7/12/34 (d)		1,935,000	1,751,104
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2005-D Class B6, 2.4934% 12/15/37 (d)(f)		460,923	30,006
Series 2006-B Class B6, 1.9434% 7/15/38 (d)(f)		925,994	25,557
RESIX Finance Ltd. floater:
Series 2005-C Class B7, 3.3494% 9/10/37 (d)(f)		140,814	10,406
Collateralized Mortgage Obligations - continued
		Principal Amount (c)	Value
Private Sponsor - continued
RESIX Finance Ltd. floater: - continued
Series 2005-D Class B7, 4.4934% 12/15/37 (d)(f)		$ 276,554	$ 21,709
Series 2006-A Class B7, 3.7434% 3/15/38 (d)(f)		711,323	40,545
Series 2006-B Class B7, 4.0934% 7/15/38 (d)(f)		925,994	36,021
Series 2007-A Class BB, 3.5934% 2/15/39 (d)(f)		785,561	16,261
SBA CMBS Trust Series 2006-1A:
Class E, 6.174% 11/15/36 (d)		96,000	95,280
Class G, 6.904% 11/15/36 (d)		76,000	75,430
Class H, 7.389% 11/15/36 (d)		37,000	36,630
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $18,674,304)			13,684,312
Commercial Mortgage Securities - 1.5%

American Tower Trust I Series 2007-1A Class D, 5.9568% 4/15/37 (d)		4,800,000	4,656,000
Banc of America Commercial Mortgage, Inc. sequential payer:
Series 2002-2 Class F, 5.487% 7/11/43		4,000,000	3,767,129
Series 2005-1 Class A3, 4.877% 11/10/42		874,842	874,091
Banc of America Large Loan, Inc. floater Series 2005-MIB1 Class K, 2.2434% 3/15/22 (d)(f)		800,000	280,000
Chase Commercial Mortgage Securities Corp. Series 1998-1 Class H, 6.34% 5/18/30 (d)		2,000,000	1,253,552
Claregold Trust Series 2007-2A:
Class F, 5.01% 5/15/44 (f)	CAD	1,605,000	612,449
Class G, 5.01% 5/15/44 (f)	CAD	351,000	120,111
Class H, 5.01% 5/15/44 (f)	CAD	235,000	71,233
Class J, 5.01% 5/15/44 (f)	CAD	235,000	64,986
Class K, 5.01% 5/15/44 (f)	CAD	118,000	28,632
Class L, 5.01% 5/15/44 (f)	CAD	421,000	90,367
Class M, 5.01% 5/15/44 (f)	CAD	1,927,737	383,963
COMM pass-thru certificates Series 2001-J1A Class F, 6.958% 2/14/34 (d)		1,475,000	1,425,660
Credit Suisse First Boston Mortgage Securities Corp.:
Series 1997-C2 Class F, 7.46% 1/17/35 (f)		1,500,000	1,546,331
Series 2003-C3 Class D, 4.131% 5/15/38		2,000,000	1,332,626
Credit Suisse/Morgan Stanley Commercial Mortgage Trust Series 2006-HC1A:
Class A1, 0.4334% 5/15/23 (d)(f)		3,405,941	2,884,770
Class K, 1.7204% 5/15/23 (d)(f)		3,757,000	1,324,223
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Crest Ltd. Series 2001-1A Class C, 9% 2/25/34 (d)		$ 500,000	$ 200,000
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. Series 2006-1A:
Class D, 5.7724% 11/15/36 (d)		2,500,000	2,506,250
Class E, 6.0652% 11/15/36 (d)		1,200,000	1,200,000
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		2,400,000	843,147
DLJ Commercial Mortgage Corp. Series 1998-CG1 Class B4, 7.4591% 6/10/31 (d)(f)		2,500,000	2,550,217
G-Force LLC sequential payer Series 2005-RRA Class A2, 4.83% 8/22/36 (d)		7,885,000	6,071,450
GE Capital Commercial Mortgage Corp.:
Series 2001-3 Class C, 6.51% 6/10/38		1,430,000	1,392,429
Series 2002-1A Class H, 7.401% 12/10/35 (d)(f)		1,207,000	985,251
Global Towers Partners Acquisition Partners I LLC Series 2007-1A Class G, 7.8737% 5/15/37 (d)		3,000,000	2,700,000
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C2:
Class E, 7.624% 4/15/29 (f)		21,131	21,294
Class F, 6.75% 4/15/29 (f)		1,000,000	947,538
Class G, 6.75% 4/15/29 (f)		1,000,000	519,046
Series 1999-C1 Class F, 6.02% 5/15/33 (d)		2,500,000	2,019,658
Series 1999-C3 Class J, 6.974% 8/15/36 (d)		2,720,000	2,502,994
Series 2000-C1:
Class H, 7% 3/15/33 (d)		1,190,000	940,422
Class K, 7% 3/15/33		1,000,000	599,953
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2003-C1 Class D, 4.29% 7/5/35 (d)		1,000,000	874,862
Series 2002-C1 Class H, 5.903% 1/11/35 (d)		1,000,000	813,730
GS Mortgage Securities Corp. II floater Series 2007-EOP Class L, 1.5444% 3/1/20 (d)(f)		2,800,000	1,848,000
JPMorgan Chase Commercial Mortgage Securities Trust floater Series 2005-FL1A Class A2, 0.4234% 2/15/19 (d)(f)		8,990,000	7,954,661
JPMorgan Commercial Mortgage Finance Corp. Series 1997-C5 Class F, 7.5605% 9/15/29		2,066,000	2,015,177
LB Commercial Conduit Mortgage Trust Series 1998-C4 Class G, 5.6% 10/15/35 (d)		1,000,000	952,500
LB-UBS Commercial Mortgage Trust sequential pay Series 2005-C7 Class A1, 4.99% 11/15/30		630,849	636,161
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A Class B, 4.13% 11/20/37 (d)		2,630,000	2,130,300
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
LNR CFL Series 2004-1:
Class I10, 7.72% 2/26/28 (d)		$ 1,350,000	$ 652,995
Class I11, 7.72% 2/26/28 (d)		751,000	286,356
Class I12, 7.72% 2/26/28 (d)		750,000	233,025
Class I9, 7.72% 2/26/28 (d)		1,149,200	691,244
Merrill Lynch Mortgage Investors Trust Series 2001-HRPA Class H, 6.778% 2/3/16 (d)		2,000,000	1,900,000
Mezz Capital Commercial Mortgage Trust Series 2005-C3:
Class D, 7.7% 5/20/44 (d)		600,000	36,000
Class F, 10.813% 5/20/44 (d)		400,000	16,000
Morgan Stanley Capital I Trust:
sequential payer Series 2004-RR2 Class A2, 5.45% 10/28/33 (d)		4,732,016	3,951,233
Series 2005-HQ7 Class E, 5.3779% 11/14/42 (f)		1,250,000	504,850
Multi Security Asset Trust sequential payer Series 2005-RR4A Class A2, 4.83% 11/28/35 (d)		5,000,000	4,250,000
Prudential Securities Secured Financing Corp. Series 1999-NRF1 Class F, 6.074% 11/1/31 (d)		1,000,000	1,000,000
SBA CMBS Trust Series 2006-1A Class J, 7.825% 11/15/36 (d)		1,150,000	1,138,500
Structured Asset Securities Corp. Series 1997-LLI Class F, 7.3% 10/12/34 (d)		1,000,000	998,280
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (d)		2,000,000	1,720,000
UBS Commercial Mortgage Trust Series 2007-FL1 Class F, 0.8184% 7/15/24 (d)(f)		1,800,000	250,937
Wachovia Bank Commercial Mortgage Trust Series 2005-C20 Class A3SF, 0.4028% 7/15/42 (f)		3,728,011	3,578,891
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $96,977,146)			85,149,474
Common Stocks - 13.3%
	Shares
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.0%
Starwood Hotels & Resorts Worldwide, Inc.	35,000	1,156,050
Wynn Macau Ltd. (e)	248,000	322,560
		1,478,610
Household Durables - 0.1%
D.R. Horton, Inc.	32,300	368,543
Lennar Corp. Class A	48,600	692,550
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
M/I Homes, Inc. (a)	46,400	$ 630,576
Pulte Homes, Inc.	197,797	2,173,789
Toll Brothers, Inc. (a)	41,200	805,048
		4,670,506
TOTAL CONSUMER DISCRETIONARY		6,149,116
FINANCIALS - 12.8%
Diversified Financial Services - 0.0%
Capitol Acquisition Corp. (a)	100,000	984,000
Real Estate Investment Trusts - 12.5%
Acadia Realty Trust (SBI)	1,011,544	15,243,968
Alexandria Real Estate Equities, Inc.	293,567	15,955,366
AMB Property Corp. (SBI)	260,800	5,985,360
American Campus Communities, Inc.	65,600	1,761,360
Annaly Capital Management, Inc.	503,700	9,137,118
Anworth Mortgage Asset Corp.	107,700	848,676
Apartment Investment & Management Co. Class A	1,116,217	16,464,201
AvalonBay Communities, Inc.	188,816	13,732,588
Boston Properties, Inc.	293,000	19,206,150
Brandywine Realty Trust (SBI)	1,253,387	13,837,392
Camden Property Trust (SBI)	440,200	17,740,060
CapLease, Inc.	217,300	875,719
CBL & Associates Properties, Inc.	1,354,638	13,139,989
Colonial Properties Trust (SBI)	142,300	1,384,579
Corporate Office Properties Trust (SBI)	487,018	17,961,224
Cypress Sharpridge Investments, Inc.	330,641	4,695,102
Cypress Sharpridge Investments, Inc. (d)	208,316	2,958,087
Developers Diversified Realty Corp.	1,491,221	13,778,882
DiamondRock Hospitality Co.	1,836,262	14,873,722
Digital Realty Trust, Inc.	476,900	21,799,099
Duke Realty LP	2,007,300	24,107,673
Education Realty Trust, Inc.	58,371	346,140
Equity Lifestyle Properties, Inc.	143,600	6,144,644
Equity Residential (SBI)	537,482	16,500,697
Essex Property Trust, Inc.	223,371	17,775,864
Federal Realty Investment Trust (SBI)	42,000	2,577,540
First Industrial Realty Trust, Inc.	496,800	2,608,200
Franklin Street Properties Corp.	23,200	303,920
Glimcher Realty Trust	124,100	455,447
Government Properties Income Trust	54,300	1,303,743
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
HCP, Inc.	631,600	$ 18,152,184
Health Care REIT, Inc.	43,900	1,827,118
Healthcare Realty Trust, Inc.	384,785	8,130,507
Highwoods Properties, Inc. (SBI)	830,500	26,119,225
Home Properties, Inc.	197,400	8,505,966
Host Hotels & Resorts, Inc.	674,700	7,941,219
Inland Real Estate Corp.	146,500	1,283,340
Kimco Realty Corp.	302,220	3,940,949
Kite Realty Group Trust	984,130	4,103,822
LaSalle Hotel Properties (SBI)	36,780	723,095
Lexington Corporate Properties Trust	59,499	303,445
Liberty Property Trust (SBI)	43,300	1,408,549
MFA Financial, Inc.	2,160,646	17,198,742
National Retail Properties, Inc.	108,500	2,329,495
Nationwide Health Properties, Inc.	150,700	4,670,193
Omega Healthcare Investors, Inc.	27,100	434,142
ProLogis Trust	2,939,204	35,035,312
Public Storage	331,800	24,964,632
Ramco-Gershenson Properties Trust (SBI)	124,000	1,106,080
Redwood Trust, Inc.	70,700	1,095,850
Regency Centers Corp.	672,500	24,916,125
Simon Property Group, Inc.	865,955	60,123,256
SL Green Realty Corp.	570,300	25,007,655
Starwood Property Trust, Inc.	48,900	990,225
Sunstone Hotel Investors, Inc.	2,855,760	20,275,896
Tanger Factory Outlet Centers, Inc.	98,100	3,663,054
The Macerich Co.	667,093	20,232,931
U-Store-It Trust	1,703,608	10,647,550
UDR, Inc.	249,839	3,932,466
Ventas, Inc.	1,272,680	48,998,180
Vornado Realty Trust	393,257	25,329,683
		706,893,396
Real Estate Management & Development - 0.3%
BR Malls Participacoes SA (a)	241,100	2,847,841
Brookfield Properties Corp.	437,500	4,926,250
CB Richard Ellis Group, Inc. Class A (a)	910,149	10,685,149
		18,459,240
TOTAL FINANCIALS		726,336,636
Common Stocks - continued
	Shares	Value
HEALTH CARE - 0.4%
Health Care Providers & Services - 0.4%
Brookdale Senior Living, Inc.	197,100	$ 3,573,423
Capital Senior Living Corp. (a)	173,000	1,055,300
Emeritus Corp. (a)	812,635	17,837,338
Sun Healthcare Group, Inc. (a)	111,500	963,360
		23,429,421
TOTAL COMMON STOCKS (Cost $768,990,888)		755,915,173
Preferred Stocks - 1.5%

Convertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Real Estate Investment Trusts - 0.1%
HRPT Properties Trust 6.50%	120,000	2,181,240
Lexington Corporate Properties Trust Series C 6.50%	33,800	1,005,550
Simon Property Group, Inc. 6.00%	25,900	1,555,036
		4,741,826
Nonconvertible Preferred Stocks - 1.4%
FINANCIALS - 1.4%
Diversified Financial Services - 0.0%
DRA CRT Acquisition Corp. Series A, 8.50%	1,700	21,250
Red Lion Hotels Capital Trust 9.50%	138,465	2,881,457
W2007 Grace Acquisition I, Inc. Series B, 8.75% (a)	7,600	3,800
		2,906,507
Real Estate Investment Trusts - 1.4%
Alexandria Real Estate Equities, Inc. Series C, 8.375%	53,500	1,295,770
AMB Property Corp. Series O, 7.00%	1,000	23,250
American Home Mortgage Investment Corp.:
Series A, 9.375% (a)	81,500	163
Series B, 9.25% (a)	233,544	8,174
Annaly Capital Management, Inc. Series A, 7.875%	205,500	4,993,650
Anworth Mortgage Asset Corp. Series A, 8.625%	220,500	5,400,045
Apartment Investment & Management Co.:
Series G, 9.375%	72,500	1,784,225
Series T, 8.00%	80,000	1,706,400
BioMed Realty Trust, Inc. Series A, 7.375%	20,000	445,000
Cedar Shopping Centers, Inc. 8.875%	15,000	304,500
CenterPoint Properties Trust Series D, 5.377%	5,280	2,376,000
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Colonial Properties Trust (depositary shares) Series D, 8.125%	89,500	$ 2,053,130
Cousins Properties, Inc.:
Series A, 7.75%	79,600	1,634,188
Series B, 7.50%	43,159	842,895
Developers Diversified Realty Corp. (depositary shares) Series G, 8.00%	40,100	761,900
Digital Realty Trust, Inc.:
Series A, 8.50%	90,000	2,196,000
Series B, 7.875%	36,100	859,541
Duke Realty LP 8.375%	112,097	2,720,594
Eagle Hospitality Properties Trust, Inc. 8.25%	71,300	32,085
Equity Residential (depositary shares) Series N, 6.48%	21,200	443,928
Health Care REIT, Inc. Series F, 7.625%	50,000	1,184,500
HomeBanc Mortgage Corp. Series A, 0.00% (a)	213,315	1,280
Hospitality Properties Trust:
Series B, 8.875%	227,090	5,370,679
Series C, 7.00%	74,798	1,454,821
HRPT Properties Trust Series B, 8.75%	11,666	275,318
Innkeepers USA Trust Series C, 8.00%	198,000	217,800
Kimco Realty Corp. Series G, 7.75%	168,000	4,090,800
LaSalle Hotel Properties:
Series B, 8.375%	9,550	214,875
Series E, 8.00%	91,400	1,988,864
Series G, 7.25%	87,640	1,752,800
LBA Realty Fund II Series B, 7.625% (a)	146,695	1,760,340
Lexington Corporate Properties Trust Series B, 8.05%	59,400	1,076,328
Lexington Realty Trust 7.55%	32,300	549,100
LTC Properties, Inc. Series F, 8.00%	98,800	2,311,920
MFA Financial, Inc. Series A, 8.50%	378,300	9,344,010
Mid-America Apartment Communities, Inc. Series H, 8.30%	56,100	1,381,743
Newcastle Investment Corp.:
Series B, 9.75%	155,900	1,077,269
Series D, 8.375%	25,896	165,734
Omega Healthcare Investors, Inc. Series D, 8.375%	80,000	1,952,000
PS Business Parks, Inc.:
(depositary shares) Series L, 7.60%	14,410	331,718
Series P, 6.70%	65,000	1,374,750
Public Storage:
(depositary shares)	30,000	748,800
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Public Storage: - continued
Series I, 7.25%	31,655	$ 798,023
Series K, 7.25%	80,000	1,992,800
Series L, 6.75%	10,000	226,400
Series N, 7.00%	40,000	953,600
Realty Income Corp. 6.75%	4,500	108,450
Regency Centers Corp. 7.25%	31,125	690,975
Saul Centers, Inc.:
8.00%	45,000	1,040,400
Series B (depositary shares) 9.00%	20,000	482,400
Strategic Hotel & Resorts, Inc.:
Series A, 8.50%	120,000	1,128,000
Series C, 8.25%	60,000	567,000
Sunstone Hotel Investors, Inc. Series A, 8.00%	45,000	841,500
Taubman Centers, Inc. Series G, 8.00%	20,000	475,000
Weingarten Realty Investors (SBI) Series F, 6.50%	92,546	1,850,920
		79,662,355
TOTAL FINANCIALS		82,568,862
TOTAL PREFERRED STOCKS (Cost $117,643,574)		87,310,688
Floating Rate Loans - 0.1%
	Principal Amount (c)
CONSUMER DISCRETIONARY - 0.0%
Household Durables - 0.0%
TOUSA, Inc. Tranche 1, term loan 7.25% 7/31/12 (a)(f)	$ 3,000,000	1,035,733
Specialty Retail - 0.0%
The Pep Boys - Manny, Moe & Jack term loan 2.36% 10/27/13 (f)	494,480	468,520
TOTAL CONSUMER DISCRETIONARY		1,504,253
Floating Rate Loans - continued
	Principal Amount (c)	Value
FINANCIALS - 0.1%
Real Estate Investment Trusts - 0.0%
Capital Automotive (REIT) Tranche B, term loan 2.02% 12/16/10 (f)	$ 1,000,000	$ 862,500
Spirit Finance Corp. term loan 3.4831% 8/1/13 (f)	1,000,000	510,000
		1,372,500
Real Estate Management & Development - 0.1%
Realogy Corp.:
Credit-Linked Deposit 3.3088% 10/10/13 (f)	801,352	675,139
Tranche 2LN, term loan 13.5% 10/15/17	1,000,000	1,035,000
Tranche B, term loan 3.2544% 10/10/13 (f)	2,976,449	2,507,658
		4,217,797
TOTAL FINANCIALS		5,590,297
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Skilled Healthcare Group, Inc. Tranche 1LN, term loan 2.3664% 6/15/12 (f)	967,172	899,470
TOTAL FLOATING RATE LOANS (Cost $10,705,287)		7,994,020
Commodity-Linked Notes - 10.1%

AB Svensk Exportkredit:
Note, three-month U.S. dollar LIBOR minus .27% due 01/28/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(f)(i)	32,300,000	55,673,241
Note, three-month U.S. dollar LIBOR minus .27% due 12/23/2009 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(f)(i)	22,000,000	26,997,745
Cooperatieve Centrale Raiffeisen - Boerenleenbank BA:
Medium Term Note, three-month U.S. dollar LIBOR minus .35% due 4/14/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(f)(i)	16,700,000	20,440,433
Medium Term Note, three-month U.S. dollar LIBOR minus .45% due 1/22/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(f)(i)	15,000,000	25,854,446
Commodity-Linked Notes - continued
	Principal Amount (c)	Value
Credit Suisse First Boston New York Branch:
Medium Term Note, one-month U.S. dollar LIBOR minus .10% due 11/10/2009 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(f)(i)	$ 8,475,000	$ 12,535,830
Medium Term Note, one-month U.S. dollar LIBOR minus .10% due 11/24/2009 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(f)(i)	9,330,000	12,388,223
Medium Term Note, one-month U.S. dollar LIBOR minus .10% due 11/5/2009 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(f)(i)	8,605,000	12,728,120
Medium Term Note, one-month U.S. dollar LIBOR minus .10% due 12/16/2009 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(f)(i)	10,000,000	12,282,551
Medium Term Note, one-month U.S. dollar LIBOR minus .10% due 4/22/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(f)(i)	8,400,000	9,983,590
Deutsche Bank AG London Branch:
Medium Term Note, one-month U.S. dollar LIBOR minus .16% due 01/22/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(f)(i)	12,500,000	21,556,879
Medium Term Note, one-month U.S. dollar LIBOR minus .16% due 11/13/2009 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(f)(i)	8,000,000	11,823,500
Eksportfinans ASA:
Medium Term Note, three-month U.S. dollar LIBOR minus .22% due 01/27/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(f)(i)	50,000,000	86,365,597
Medium Term Note, three-month U.S. dollar LIBOR minus .25% due 11/16/2009 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(f)(i)	29,700,000	44,003,130
JPMorgan Chase Bank NA:
Medium Term Note, three-month U.S. dollar LIBOR minus .15% due 11/1/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(f)(i)	11,000,000	12,105,606
Medium Term Note, three-month U.S. dollar LIBOR minus .30% due 12/21/2009 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(f)(i)	20,000,000	24,508,686
Commodity-Linked Notes - continued
	Principal Amount (c)	Value
JPMorgan Chase Bank NA: - continued
Medium Term Note, three-month U.S. dollar LIBOR minus .97% due 11/9/2009 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(f)(i)	$ 5,000,000	$ 7,344,680
Merrill Lynch & Co., Inc. Medium Term Note, one-month U.S. dollar LIBOR due 11/19/2009 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(f)(i)	13,500,000	20,001,423
Morgan Stanley Note, one-month U.S. dollar LIBOR minus 1.7% due 11/12/2009 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(f)(i)	5,000,000	7,407,934
Societe Generale Commodities Products, LLC:
Note, one-month U.S. dollar LIBOR due 1/26/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(f)(i)	40,500,000	69,918,851
Note, one-month U.S. dollar LIBOR due 11/6/2009 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(f)(i)	16,670,000	24,637,219
Note, one-month U.S. dollar LIBOR due 4/27/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(f)(i)	6,600,000	7,592,739
Note, one-month U.S. dollar LIBOR due 7/7/10 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(f)(i)	8,350,000	9,016,266
UBS AG Jersey Branch:
Note, one-month U.S. dollar LIBOR minus .06% due 11/12/2009 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(f)(i)	8,000,000	11,860,480
Note, one-month U.S. dollar LIBOR minus .14% due 6/22/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(f)(i)	15,000,000	16,517,566
Note, one-month U.S. dollar LIBOR minus .14% due 8/30/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(f)(i)	10,000,000	11,006,699
TOTAL COMMODITY-LINKED NOTES (Cost $390,630,000)		574,551,434
Fixed-Income Funds - 25.0%
	Shares
Fidelity Floating Rate Central Fund (g) (Cost $1,493,459,891)	15,582,414	1,415,350,664
Preferred Securities - 0.0%
	Principal Amount (c)	Value
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Cairn High Grade ABS CDO PLC Series 2006-2A Class SUB, 1/13/47 (a)(d)	1,200,000	$ 0
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (d)(f)	500,000	68,450
Harp High Grade CDO I Ltd. Series 2006-1, 7/8/46 (d)(f)	1,650,000	17
Ipswich Street CDO Series 2006-1, 6/27/46 (b)(d)(f)	2,250,000	0
Kent Funding III Ltd. 11/5/47 (a)(d)	2,200,000	0
		68,467
TOTAL PREFERRED SECURITIES (Cost $7,431,658)		68,467
Money Market Funds - 15.2%
	Shares
Fidelity Cash Central Fund, 0.25% (h) (Cost $861,099,123)	861,099,123	861,099,123
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,583,525,937)		5,671,328,644
NET OTHER ASSETS - 0.0%		2,321,627
NET ASSETS - 100%		$ 5,673,650,271
Currency Abbreviations
CAD	-	Canadian dollar
Legend
(a) Non-income producing
(b) Non-income producing - Issuer is in default.
(c) Principal amount is stated in United States dollars unless otherwise noted.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $740,503,329 or 13.1% of net assets.

(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request

(h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(i) Security is linked to the Dow Jones-UBS Commodity Total Return Index. Securities do not guarantee any return of principal at maturity but instead, will pay at maturity or upon exchange, an amount based on the closing value of the Dow Jones-UBS Commodity Total Return Index. Although these instruments are primarily debt obligations, they indirectly provide exposure to changes in the value of the underlying commodities. Holders of the security have the right to exchange these notes at any time.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,157,012
Fidelity Floating Rate Central Fund	66,452,714
Total	$ 72,609,726
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 1,342,745,842	$ 109,046,887	$ 110,047,046	$ 1,415,350,664	47.7%
Other Information

The following is a summary of the inputs used, as of September 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 6,149,116	$ 5,826,556	$ 322,560	$ -
Financials	813,647,324	804,731,993	6,538,051	2,377,280
Health Care	23,429,421	23,429,421	-	-
Corporate Bonds	297,575,301	-	293,053,843	4,521,458
U.S. Government and Government Agency Obligations	1,544,605,366	-	1,544,605,366	-
Asset-Backed Securities	28,024,622	-	6,906,488	21,118,134
Collateralized Mortgage Obligations	13,684,312	-	13,486,277	198,035
Commercial Mortgage Securities	85,149,474	-	68,700,871	16,448,603
Floating Rate Loans	7,994,020	-	7,994,020	-
Commodity-Linked Notes	574,551,434	-	574,551,434	-
Fixed-Income Funds	1,415,350,664	1,415,350,664	-	-
Preferred Securities	68,467	-	-	68,467
Money Market Funds	861,099,123	861,099,123	-	-
Total Investments in Securities:	$ 5,671,328,644	$ 3,110,437,757	$ 2,516,158,910	$ 44,731,977
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 39,257,885
Total Realized Gain (Loss)	(163,184)
Total Unrealized Gain (Loss)	(18,991,287)
Cost of Purchases	15,675,176
Proceeds of Sales	(5,113,144)
Amortization/Accretion	(1,132,445)
Transfers in/out of Level 3	15,198,976
Ending Balance	$ 44,731,977
The change in unrealized gain (loss) attributable to Level 3 securities at September 30, 2009	$ (15,954,335)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information
At September 30, 2009, the fund had a capital loss carryforward of approximately $721,426,979 of which $1,056,822 and $720,370,157 will expire on September 30, 2016 and 2017, respectively.
The fund intends to elect to defer to its fiscal year ending September 30, 2010 approximately $417,538,077 of losses recognized during the period November 1, 2008 to September 30, 2009.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	September 30, 2009

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $3,228,966,923)	$ 3,394,878,857
Fidelity Central Funds (cost $2,354,559,014)	2,276,449,787
Total Investments (cost $5,583,525,937)		$ 5,671,328,644
Cash		1,089,595
Foreign currency held at value (cost $20,227)		20,227
Receivable for investments sold		2,055,571
Receivable for fund shares sold		3,842,106
Dividends receivable		2,751,277
Interest receivable		13,573,456
Distributions receivable from Fidelity Central Funds		4,798,681
Prepaid expenses		27,771
Receivable from investment adviser for expense reductions		84
Other receivables		11,346
Total assets		5,699,498,758

Liabilities
Payable for investments purchased Regular delivery	$ 18,200,286
Delayed delivery	325,815
Payable for fund shares redeemed	2,074,869
Distributions payable	35
Accrued management fee	2,622,124
Distribution fees payable	68,004
Other affiliated payables	774,658
Other payables and accrued expenses	1,782,696
Total liabilities		25,848,487

Net Assets		$ 5,673,650,271
Net Assets consist of:
Paid in capital		$ 6,692,830,387
Undistributed net investment income		62,157,364
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,169,123,946)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		87,786,466
Net Assets		$ 5,673,650,271

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

September 30, 2009

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($112,929,310 ÷ 13,627,670 shares)	$ 8.29

Maximum offering price per share (100/96.00 of $8.29)	$ 8.64
Class T: Net Asset Value and redemption price per share ($23,499,547 ÷ 2,832,393 shares)	$ 8.30

Maximum offering price per share (100/96.00 of $8.30)	$ 8.65
Class B: Net Asset Value and offering price per share ($5,991,904 ÷ 724,104 shares)A	$ 8.27

Class C: Net Asset Value and offering price per share ($44,743,907 ÷ 5,427,890 shares)A	$ 8.24

Strategic Real Return: Net Asset Value, offering price and redemption price per share ($4,914,336,161 ÷ 590,887,233 shares)	$ 8.32

Class F: Net Asset Value, offering price and redemption price per share ($389,164 ÷ 46,797 shares)	$ 8.32

Institutional Class: Net Asset Value, offering price and redemption price per share ($571,760,278 ÷ 68,845,746 shares)	$ 8.30

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended September 30, 2009

Investment Income
Dividends		$ 28,609,369
Interest		64,423,843
Inflation principal income		(25,546,502)
Income from Fidelity Central Funds		72,609,726
Total income		140,096,436

Expenses
Management fee	$ 26,400,654
Transfer agent fees	7,360,569
Distribution fees	680,246
Accounting fees and expenses	1,351,590
Custodian fees and expenses	65,954
Independent trustees' compensation	17,084
Registration fees	154,480
Audit	247,056
Legal	25,297
Interest	2,273
Miscellaneous	130,407
Total expenses before reductions	36,435,610
Expense reductions	(38,751)	36,396,859
Net investment income		103,699,577
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(782,256,886)
Fidelity Central Funds	(33,097,170)
Foreign currency transactions	(33,505)
Swap agreements	5,777,548
Total net realized gain (loss)		(809,610,013)
Change in net unrealized appreciation (depreciation) on: Investment securities	564,798,164
Assets and liabilities in foreign currencies	1,693
Swap agreements	(8,941,119)
Total change in net unrealized appreciation (depreciation)		555,858,738
Net gain (loss)		(253,751,275)
Net increase (decrease) in net assets resulting from operations		$ (150,051,698)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended September 30, 2009	Year ended September 30, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 103,699,577	$ 263,201,883
Net realized gain (loss)	(809,610,013)	(58,419,216)
Change in net unrealized appreciation (depreciation)	555,858,738	(444,203,592)
Net increase (decrease) in net assets resulting from operations	(150,051,698)	(239,420,925)
Distributions to shareholders from net investment income	(137,555,906)	(234,930,280)
Distributions to shareholders from net realized gain	(279,253,909)	(35,964,382)
Total distributions	(416,809,815)	(270,894,662)
Share transactions - net increase (decrease)	646,121,165	1,493,840,575
Redemption fees	143,023	277,199
Total increase (decrease) in net assets	79,402,675	983,802,187

Net Assets
Beginning of period	5,594,247,596	4,610,445,409
End of period (including undistributed net investment income of $62,157,364 and undistributed net investment income of $96,453,823, respectively)	$ 5,673,650,271	$ 5,594,247,596

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended September 30,

2009

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 9.36	$ 10.23	$ 10.08	$ 10.15	$ 10.00
Income from Investment Operations
Net investment income E	.146	.444	.473	.524	.031
Net realized and unrealized gain (loss)	(.528)	(.820)	.077	(.329)	.119
Total from investment operations	(.382)	(.376)	.550	.195	.150
Distributions from net investment income	(.208)	(.424)	(.400)	(.266)	-
Distributions from net realized gain	(.480)	(.070)	-	-	-
Total distributions	(.688)	(.494)	(.400)	(.266)	-
Redemption fees added to paid in capital E	- J	- J	- J	.001	- J
Net asset value, end of period	$ 8.29	$ 9.36	$ 10.23	$ 10.08	$ 10.15
Total Return B, C, D	(2.73)%	(3.96)%	5.55%	1.96%	1.50%
Ratios to Average Net Assets F, I
Expenses before reductions	1.03%	1.01%	1.01%	1.02%	4.71% A
Expenses net of fee waivers, if any	1.03%	1.01%	1.01%	1.00%	1.00% A
Expenses net of all reductions	1.03%	1.01%	1.01%	.99%	1.00% A
Net investment income	1.98%	4.43%	4.66%	5.24%	4.28% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 112,929	$ 125,074	$ 25,406	$ 13,335	$ 3,405
Portfolio turnover rate G	38%	40%	19%	11%	78% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period September 7, 2005 (commencement of operations) to September 30, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended September 30,

2009

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 9.36	$ 10.24	$ 10.08	$ 10.15	$ 10.00
Income from Investment Operations
Net investment income E	.144	.449	.476	.517	.030
Net realized and unrealized gain (loss)	(.521)	(.843)	.082	(.325)	.120
Total from investment operations	(.377)	(.394)	.558	.192	.150
Distributions from net investment income	(.203)	(.417)	(.398)	(.263)	-
Distributions from net realized gain	(.480)	(.070)	-	-	-
Total distributions	(.683)	(.487)	(.398)	(.263)	-
Redemption fees added to paid in capital E	- J	.001	- J	.001	- J
Net asset value, end of period	$ 8.30	$ 9.36	$ 10.24	$ 10.08	$ 10.15
Total Return B, C, D	(2.69)%	(4.12)%	5.64%	1.93%	1.50%
Ratios to Average Net Assets F, I
Expenses before reductions	1.07%	1.01%	1.00%	1.05%	4.81% A
Expenses net of fee waivers, if any	1.07%	1.01%	1.00%	1.05%	1.10% A
Expenses net of all reductions	1.07%	1.01%	1.00%	1.05%	1.10% A
Net investment income	1.95%	4.42%	4.67%	5.19%	4.18% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 23,500	$ 27,405	$ 27,709	$ 22,825	$ 3,284
Portfolio turnover rate G	38%	40%	19%	11%	78% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period September 7, 2005 (commencement of operations) to September 30, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended September 30,

2009

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 9.34	$ 10.21	$ 10.06	$ 10.14	$ 10.00
Income from Investment Operations
Net investment income E	.093	.376	.405	.450	.025
Net realized and unrealized gain (loss)	(.536)	(.824)	.072	(.318)	.115
Total from investment operations	(.443)	(.448)	.477	.132	.140
Distributions from net investment income	(.147)	(.353)	(.327)	(.213)	-
Distributions from net realized gain	(.480)	(.070)	-	-	-
Total distributions	(.627)	(.423)	(.327)	(.213)	-
Redemption fees added to paid in capital E	- J	.001	- J	.001	- J
Net asset value, end of period	$ 8.27	$ 9.34	$ 10.21	$ 10.06	$ 10.14
Total Return B, C, D	(3.53)%	(4.63)%	4.81%	1.33%	1.40%
Ratios to Average Net Assets F, I
Expenses before reductions	1.76%	1.71%	1.69%	1.74%	5.47% A
Expenses net of fee waivers, if any	1.75%	1.71%	1.69%	1.74%	1.75% A
Expenses net of all reductions	1.75%	1.71%	1.69%	1.73%	1.75% A
Net investment income	1.27%	3.72%	3.98%	4.49%	3.53% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,992	$ 8,847	$ 6,828	$ 6,002	$ 3,253
Portfolio turnover rate G	38%	40%	19%	11%	78% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period September 7, 2005 (commencement of operations) to September 30, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended September 30,

2009

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 9.31	$ 10.19	$ 10.04	$ 10.14	$ 10.00
Income from Investment Operations
Net investment income E	.088	.366	.392	.437	.024
Net realized and unrealized gain (loss)	(.532)	(.826)	.080	(.323)	.116
Total from investment operations	(.444)	(.460)	.472	.114	.140
Distributions from net investment income	(.146)	(.350)	(.322)	(.215)	-
Distributions from net realized gain	(.480)	(.070)	-	-	-
Total distributions	(.626)	(.420)	(.322)	(.215)	-
Redemption fees added to paid in capital E	- J	- J	- J	.001	- J
Net asset value, end of period	$ 8.24	$ 9.31	$ 10.19	$ 10.04	$ 10.14
Total Return B, C, D	(3.55)%	(4.77)%	4.77%	1.15%	1.40%
Ratios to Average Net Assets F, I
Expenses before reductions	1.83%	1.80%	1.81%	1.86%	5.56% A
Expenses net of fee waivers, if any	1.83%	1.80%	1.81%	1.85%	1.85% A
Expenses net of all reductions	1.83%	1.80%	1.81%	1.84%	1.85% A
Net investment income	1.19%	3.63%	3.86%	4.39%	3.43% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 44,744	$ 50,837	$ 24,175	$ 16,528	$ 3,467
Portfolio turnover rate G	38%	40%	19%	11%	78% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period September 7, 2005 (commencement of operations) to September 30, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Strategic Real Return

Years ended September 30,

2009

2008

2007

2006

2005 G

Selected Per-Share Data
Net asset value, beginning of period	$ 9.39	$ 10.26	$ 10.10	$ 10.15	$ 10.00
Income from Investment Operations
Net investment income D	.166	.479	.504	.544	.028
Net realized and unrealized gain (loss)	(.529)	(.834)	.079	(.317)	.122
Total from investment operations	(.363)	(.355)	.583	.227	.150
Distributions from net investment income	(.227)	(.446)	(.423)	(.278)	-
Distributions from net realized gain	(.480)	(.070)	-	-	-
Total distributions	(.707)	(.516)	(.423)	(.278)	-
Redemption fees added to paid in capital D	- I	.001	- I	.001	- I
Net asset value, end of period	$ 8.32	$ 9.39	$ 10.26	$ 10.10	$ 10.15
Total Return B, C	(2.48)%	(3.73)%	5.89%	2.28%	1.50%
Ratios to Average Net Assets E, H
Expenses before reductions	.77%	.73%	.74%	.80%	4.41% A
Expenses net of fee waivers, if any	.77%	.73%	.74%	.80%	.85% A
Expenses net of all reductions	.77%	.73%	.73%	.79%	.85% A
Net investment income	2.25%	4.70%	4.94%	5.45%	4.43% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,914,336	$ 4,868,074	$ 4,214,434	$ 2,694,765	$ 21,867
Portfolio turnover rate F	38%	40%	19%	11%	78% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 7, 2005 (commencement of operations) to September 30, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class F

Period ended September 30,

2009 H

Selected Per-Share Data
Net asset value, beginning of period	$ 7.63
Income from Investment Operations
Net investment income D	.065
Net realized and unrealized gain (loss)	.676 G
Total from investment operations	.741
Distributions from net investment income	(.051)
Redemption fees added to paid in capital D	- J
Net asset value, end of period	$ 8.32
Total Return B, C	9.80%
Ratios to Average Net Assets E, I
Expenses before reductions	.61% A
Expenses net of fee waivers, if any	.61% A
Expenses net of all reductions	.61% A
Net investment income	3.14% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 389
Portfolio turnover rate F	38%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period June 26, 2009 (commencement of sale of shares) to September 30, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended September 30,

2009

2008

2007

2006

2005 G

Selected Per-Share Data
Net asset value, beginning of period	$ 9.37	$ 10.25	$ 10.09	$ 10.15	$ 10.00
Income from Investment Operations
Net investment income D	.166	.475	.500	.540	.032
Net realized and unrealized gain (loss)	(.529)	(.841)	.081	(.321)	.118
Total from investment operations	(.363)	(.366)	.581	.219	.150
Distributions from net investment income	(.227)	(.445)	(.421)	(.280)	-
Distributions from net realized gain	(.480)	(.070)	-	-	-
Total distributions	(.707)	(.515)	(.421)	(.280)	-
Redemption fees added to paid in capital D	- I	.001	- I	.001	- I
Net asset value, end of period	$ 8.30	$ 9.37	$ 10.25	$ 10.09	$ 10.15
Total Return B, C	(2.49)%	(3.85)%	5.87%	2.20%	1.50%
Ratios to Average Net Assets E, H
Expenses before reductions	.77%	.75%	.76%	.82%	4.55% A
Expenses net of fee waivers, if any	.77%	.75%	.76%	.82%	.85% A
Expenses net of all reductions	.77%	.75%	.75%	.82%	.85% A
Net investment income	2.24%	4.68%	4.92%	5.46%	4.43% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 571,760	$ 514,011	$ 311,894	$ 139,446	$ 3,248
Portfolio turnover rate F	38%	40%	19%	11%	78% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 7, 2005 (commencement of operations) to September 30, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended September 30, 2009

1. Organization.

Fidelity Strategic Real Return Fund (the Fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. In January 2009, the Board of Trustees of the Fund approved the creation of an additional class of shares. The Fund commenced sale of Class F on June 26, 2009. The Fund offers Class A, Class T, Class B, Class C, Strategic Real Return, Class F and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each Fidelity Central Fund.

Annual Report

Notes to Financial Statements - continued

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Floating Rate Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, November 24, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establish a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of September 30, 2009, for the Fund's investments, as well as a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds, floating rate loans, preferred securities and U.S. government and government agency obligations, pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. For asset backed securities, collateralized mortgage obligations and commercial mortgage securities, pricing services generally utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and types as well as dealer supplied prices. For commodity-linked notes, pricing services generally consider the movement of an underlying commodity index as well as other terms of the contract including the leverage factor and any fee and/or interest components of the note. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions taken by the Fund. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, foreign currency transactions, passive foreign investment companies (PFIC), controlled foreign corporations, market discount, partnerships (including allocations from Fidelity Central Funds), income recognized on commodity-linked notes, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 431,888,226
Unrealized depreciation	(367,015,022)
Net unrealized appreciation (depreciation)	$ 64,873,204

Undistributed ordinary income	$ 54,911,834
Capital loss carryforward	$ (721,426,979)

Cost for federal income tax purposes	$ 5,606,455,440

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	September 30, 2009	September 30, 2008
Ordinary Income	$ 416,809,815	$ 265,756,893
Long-term Capital Gains	-	5,137,769
Total	$ 416,809,815	$ 270,894,662

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 60 days are subject to a redemption fee equal to .75% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Treasury Inflation-Protected Securities. The Fund invests in Treasury Inflation-Protected Securities ("TIPS"), in which the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Inflation principal income in the accompanying Statement of Operations. Such adjustments may have a significant impact on the Fund's distributions.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Indexed Securities. The Fund may invest in indexed securities whose values, interest rates and/or redemption prices are linked either directly or inversely to changes in foreign currencies, interest rates, commodities, indices, or other underlying instruments. These securities may be used to increase or decrease its exposure to different underlying

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4. Operating Policies - continued

Indexed Securities - continued

instruments and to gain exposure to markets that might be difficult to invest in through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment. Gains (losses) realized upon the sale of indexed securities are included in realized gains (losses) on investment securities.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

5. Investments in Derivative Instruments.

Objectives and Strategies for Investing in Derivative Instruments. The Fund uses derivative instruments ("derivatives"), including swap agreements, in order to meet its investment objectives. The Fund's strategy is to use derivatives as a risk management tool and as an additional way to gain exposure to certain types of assets. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

While utilizing derivatives in pursuit of its investment objectives, the Fund is exposed to certain financial risk relative to those derivatives. This risk is further explained below:

Interest Rate Risk	Interest rate risk is the risk that the value of interest-bearing financial instruments will fluctuate due to changes in the prevailing levels of market interest rates.

The following notes provide more detailed information about each derivative type held by the Fund:

Swap Agreements. The Fund entered into swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on

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Notes to Financial Statements - continued

5. Investments in Derivative Instruments - continued

Swap Agreements - continued

a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or losses in the Fund's accompanying Statement of Operations. Gains or losses are realized in the event of an early termination of a swap agreement. Any upfront payments made or received upon entering a swap contract to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gains or losses ratably over the term of the swap in the Fund's accompanying Statement of Operations. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance with the swap agreement. The Fund could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

The Fund entered into total return swap agreements to manage its overall market risk. Total return swaps are agreements to exchange a market-linked return for the return based on either a fixed or floating interest rate applied to a notional principal amount. To the extent the total return of an index or a reference obligation exceeds the offsetting interest obligation the Fund will receive a payment from the counterparty. To the extent it is less, the Fund will make a payment to the counterparty.

At the end of the period, the Fund had no open swap agreements.

Realized and Change in Unrealized Gain (Loss) on Derivative Instruments. A summary of the Fund's value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Fund's Schedule of Investments. The table below reflects the Fund's realized gain (loss) and change in unrealized gain (loss) for derivatives during the period.

Risk Exposure / Derivative Type	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Interest Rate Risk
Swap Agreements	$ 5,777,548	$ (8,941,119)
Total Derivatives Realized and Change in Unrealized Gain (Loss) (a)(b)	$ 5,777,548	$ (8,941,119)

(a) Total derivatives realized gain (loss) included in the Statement of Operations is comprised of $5,777,548 for swap agreements.

(b) Total derivatives change in unrealized gain (loss) included in the Statement of Operations is comprised of $(8,941,119) for swap agreements.

Annual Report

6. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $918,890,184 and $728,453,898, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .57% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 232,105	$ 1,575
Class T	-%	.25%	48,411	-
Class B	.65%	.25%	49,834	36,414
Class C	.75%	.25%	349,896	125,849
			$ 680,246	$ 163,838

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Annual Report

Notes to Financial Statements - continued

7. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 25,419
Class T	6,061
Class B*	17,006
Class C*	21,735
$ 70,221

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class F. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Average Net Assets
Class A	$ 161,994.17
Class T	39,966.21
Class B	13,939.25
Class C	76,416.22
Strategic Real Return	6,332,590.16
Institutional Class	735,664.16
	$ 7,360,569

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $22,804 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund

Annual Report

7. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program - continued

lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 12,961,000	4.37%	$ 1,573

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $21,791 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $19,371,000. The weighted average interest rate was 1.30%. The interest expense amounted to $700 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

10. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class B	1.75%	$ 528

Annual Report

Notes to Financial Statements - continued

10. Expense Reductions - continued

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $25,806 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $5,544. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Strategic Real Return	$ 6,873

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended September 30,	2009A	2008
From net investment income
Class A	$ 2,727,717	$ 1,966,955
Class T	570,324	1,101,739
Class B	134,171	256,053
Class C	787,740	1,086,390
Strategic Real Return	120,339,069	211,830,750
Class F	2,364	-
Institutional Class	12,994,521	18,688,393
Total	$ 137,555,906	$ 234,930,280
From net realized gain
Class A	$ 5,924,372	$ 209,617
Class T	1,253,538	175,882
Class B	360,885	46,275
Class C	2,178,629	174,156
Strategic Real Return	243,192,394	32,442,296
Institutional Class	26,344,091	2,916,156
Total	$ 279,253,909	$ 35,964,382

A Distributions for Class F are for the period June 26, 2009 (commencement of sale of shares) to September 30, 2009.

Annual Report

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended September 30,	2009A	2008	2009A	2008
Class A
Shares sold	5,976,185	13,292,891	$ 45,357,036	$ 135,382,589
Reinvestment of distributions	1,144,167	192,121	8,183,396	1,958,121
Shares redeemed	(6,861,567)	(2,598,508)	(50,424,566)	(26,053,450)
Net increase (decrease)	258,785	10,886,504	$ 3,115,866	$ 111,287,260
Class T
Shares sold	946,463	1,421,715	$ 7,348,115	$ 14,529,608
Reinvestment of distributions	235,649	120,240	1,688,581	1,218,028
Shares redeemed	(1,276,358)	(1,322,360)	(9,464,495)	(13,409,762)
Net increase (decrease)	(94,246)	219,595	$ (427,799)	$ 2,337,874
Class B
Shares sold	241,356	593,734	$ 1,815,580	$ 6,017,378
Reinvestment of distributions	55,823	26,452	400,507	267,760
Shares redeemed	(520,692)	(341,147)	(3,802,098)	(3,436,183)
Net increase (decrease)	(223,513)	279,039	$ (1,586,011)	$ 2,848,955
Class C
Shares sold	2,162,008	4,259,788	$ 16,517,340	$ 43,429,512
Reinvestment of distributions	360,754	105,588	2,568,889	1,068,309
Shares redeemed	(2,555,814)	(1,276,629)	(19,089,444)	(12,928,185)
Net increase (decrease)	(33,052)	3,088,747	$ (3,215)	$ 31,569,636
Strategic Real Return
Shares sold	115,111,015	155,667,011	$ 868,456,849	$ 1,583,554,690
Reinvestment of distributions	50,268,485	23,824,789	360,374,519	241,720,730
Shares redeemed	(93,186,546)	(71,620,041)	(686,487,918)	(727,367,628)
Net increase (decrease)	72,192,954	107,871,759	$ 542,343,450	$ 1,097,907,792
Class F
Shares sold	46,524	-	$ 353,665	$ -
Reinvestment of distributions	320	-	2,364	-
Shares redeemed	(47)	-	(376)	-
Net increase (decrease)	46,797	-	$ 355,653	$ -

Annual Report

Notes to Financial Statements - continued

12. Share Transactions - continued

Transactions for each class of shares were as follows - continued:

	Shares		Dollars
Years ended September 30,	2009A	2008	2009A	2008
Institutional Class
Shares sold	23,107,662	30,736,939	$ 171,845,204	$ 312,089,340
Reinvestment of distributions	5,398,380	2,091,534	38,601,750	21,209,226
Shares redeemed	(14,496,960)	(8,428,502)	(108,123,733)	(85,409,508)
Net increase (decrease)	14,009,082	24,399,971	$ 102,323,221	$ 247,889,058

A Share transactions for Class F are for the period June 26, 2009 (commencement of sale of shares) to September 30, 2009.

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Fidelity Freedom 2010 Fund, Fidelity Freedom 2015 Fund and Fidelity Freedom 2020 Fund were the owners of record of approximately 14%, 10% and 18%, respectively, of the total outstanding shares of the Fund. The Fidelity Advisor Freedom Funds and Fidelity Freedom Funds were the owners of record, in the aggregate, of approximately 67% of the total outstanding shares of the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Fixed-Income Trust and Shareholders of Fidelity Strategic Real Return Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Strategic Real Return Fund (the Fund), a fund of Fidelity Fixed-Income Trust, including the schedule of investments, as of September 30, 2009, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2009, by correspondence with the custodians, agent banks and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Strategic Real Return Fund as of September 30, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

November 24, 2009

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 188 funds advised by FMR or an affiliate. Mr. Curvey oversees 408 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Abigail P. Johnson (47)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal and Workplace Investing (2005-present). Ms. Johnson is a Director of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (74)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (67)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President. Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Arthur E. Johnson (62)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Previously, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009), and on the Board of Directors of IKON Office Solutions, Inc. (1999-2008). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (55)

Year of Election or Appointment: 2009

Mr. Kenneally also serves as Trustee (2009-present) or Member of the Advisory Board (2008-present) of other Fidelity Fixed Income and Asset Allocation Funds. Previously, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of The Credit Suisse Funds (U.S. Mutual Fund, 2004-2008) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (69)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions). Previously, Mr. Keyes served as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (62)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director of McKesson Corporation (healthcare service). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (70)

Year of Election or Appointment: 2005

Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer of Hershey Foods Corporation, and as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (2004-2009).

Annual Report

Trustees and Officers - continued

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (51)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (53)

Year of Election or Appointment: 2005 or 2006

Vice President of Fidelity's Fixed Income Funds (2006) and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Derek L. Young (45)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds. Mr. Young also serves as Chief Investment Officers of the Global Asset Allocation Group (2009-present). Previously, Mr. Young served as a portfolio manager.

Scott C. Goebel (41)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Holly C. Laurent (55)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (51)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (42)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (47)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds, Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009) and as Vice President of Business Analysis (2003-2004).

Bryan A. Mehrmann (48)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Stephanie J. Dorsey (40)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Paul M. Murphy (62)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments. Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Kenneth B. Robins (40)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Gary W. Ryan (51)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

A total of 23.81% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $81,860,222 of distributions paid during the period January 1, 2009 to September 30, 2009 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2010 of amounts for use in preparing 2009 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on July 15, 2009. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	29,535,490,304.51	95.434
Withheld	1,412,983,688.53	4.566
TOTAL	30,948,473,993.04	100.000
Albert R. Gamper, Jr.
Affirmative	29,631,645,146.15	95.745
Withheld	1,316,828,846.89	4.255
TOTAL	30,948,473,993.04	100.000
Abigail P. Johnson
Affirmative	29,481,082,358.76	95.259
Withheld	1,467,391,634.28	4.741
TOTAL	30,948,473,993.04	100.000
Arthur E. Johnson
Affirmative	29,601,580,051.86	95.648
Withheld	1,346,893,941.18	4.352
TOTAL	30,948,473,993.04	100.000
Michael E. Kenneally
Affirmative	29,688,902,929.52	95.930
Withheld	1,259,571,063.52	4.070
TOTAL	30,948,473,993.04	100.000
James H. Keyes
Affirmative	29,647,356,020.99	95.796
Withheld	1,301,117,972.05	4.204
TOTAL	30,948,473,993.04	100.000
Marie L. Knowles
Affirmative	29,665,215,088.51	95.854
Withheld	1,283,258,904.53	4.146
TOTAL	30,948,473,993.04	100.000
Kenneth L. Wolfe
Affirmative	29,580,330,647.68	95.579
Withheld	1,368,143,345.36	4.421
TOTAL	30,948,473,993.04	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
Affirmative	22,342,326,668.95	72.192
Against	5,700,226,054.43	18.418
Abstain	2,112,037,717.17	6.825
Broker Non-Votes	793,883,552.49	2.565
TOTAL	30,948,473,993.04	100.000
A Denotes trust-wide proposal and voting results.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Strategic Real Return Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

On May 21, 2009, the Board voted to continue the fund's Advisory Contracts for four months, through September 30, 2009, in connection with the reorganization of the Board's new meeting schedule. The Board considered that the contractual terms of and fees payable under the fund's Advisory Contracts involve no changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the nature or level of services provided under the fund's Advisory Contracts; or (iii) the day-to-day management of the fund or the persons primarily responsible for such management. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through September 30, 2009, with the understanding that the Board would consider their renewal in September 2009.

At its September 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

Annual Report

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to the recent financial crisis, Fidelity took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board specifically noted Fidelity's response to the 2008 credit market crisis. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a proprietary custom index, and (ii) a peer group of mutual funds over multiple periods. Because the fund had been in existence less than five calendar years, the following charts considered by the Board show, over the one- and three-year periods ended December 31, 2008, the total returns of Fidelity Strategic Real Return (retail class) and Class C of the fund, the total returns of a proprietary custom index ("benchmark"), and a range of total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The returns of Fidelity Strategic Real Return (retail class) and Class C show the performance of the highest and lowest performing classes, respectively (based on three-year performance). (The fund did not offer Class F as of December 31, 2008.) The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated. The fund's proprietary custom index is an index developed by FMR that represents the performance of the fund's unmanaged indexes.

Annual Report

Fidelity Strategic Real Return Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Fidelity Strategic Real Return (retail class) of the fund was in the third quartile for the one-year period and the fourth quartile for the three-year period. The Board noted that FMR does not consider that peer group to be a particularly meaningful comparison for the fund, however, because, unlike most of its peers, the fund seeks to achieve its investment objective by allocating its assets among four investment categories. The Board stated that the investment performance of Fidelity Strategic Real Return (retail class) of the fund compared favorably to its benchmark for the one-year period, although the fund's three-year cumulative total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance during 2009.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented recent market events, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 25% means that 75% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Annual Report

Fidelity Strategic Real Return Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2008.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each of Class A, Class B, Class T, Institutional Class, and Fidelity Strategic Real Return (retail class) ranked below its competitive median for 2008 and the total expenses of Class C ranked above its competitive median for 2008. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In its review, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable, although in one case above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Annual Report

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board created an Ad Hoc Committee (the "Committee") to analyze economies of scale. The Committee was formed to consider whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, considering the findings of the Committee, that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability, and the extent to which current market conditions have affected retention and recruitment; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Limited

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

RRS-UANN-1109
1.816441.104

Fidelity®
Strategic Real Return
Fund -
Class F

Annual Report

September 30, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The managers' review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Geode is a registered trademark of Geode Capital Management, LLC.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the fund's most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

We've seen a welcome uptick in the global equity markets this spring and summer, as signs of stabilization in some economic indicators have brought many investors back into the marketplace. But there remain other key measures - notably high unemployment and slack consumer spending - that suggest the road back to economic health could still be a bumpy ride. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Abigail P. Johnson

Abigail P. Johnson

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2009	Past 1 year	Life of class B
Class F A	-2.48%	0.78%

A The initial offering of Class F shares took place on June 26, 2009. Returns prior to June 26, 2009 are those of Strategic Real Return, a class of shares of the fund.

B From September 7, 2005.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Strategic Real Return Fund - Class F on September 7, 2005, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital U.S. TIPS Index (Series-L) performed over the same period. The initial offering of Class F shares took place on June 26, 2009. See above for additional information regarding the performance of Class F.

Fidelity Strategic Real Return
Fund - Class F
Barclays Capital U.S.
TIPS Index (Series-L)
12,500
12,000
11,000
10,000
9,500
9,000
8,500
$8,000
$12,024
$10,320
2006
2007
2008
2009

Annual Report

Management's Discussion of Fund Performance

Market Recap: From extraordinary lows to an uplifting rally, the 12 months ending September 30, 2009, told a tale of two very different markets. The period opened in the midst of a global financial crisis, with bond investors fleeing to higher-quality fixed-income instruments, particularly those backed by the federal government. By March, however, as signs of a potential recovery began to emerge, securities further out on the risk spectrum were favored. The Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) gained 5.67% for the year. Unstable demand for commodities, particularly in the first half of the period, was reflected in the 23.71% drop of the Dow Jones-UBS Commodity Index Total Return. Improved credit markets during the latter half of the period boosted floating-rate bank debt, with the Standard & Poor's®/LSTA Leveraged Performing Loan Index returning 13.22%. Real estate stocks saw the most dramatic comeback of the period. Although the Dow Jones U.S. Select Real Estate Securities IndexSM fell 29.46% for the year, it rose nearly 80% in the final six months. Meanwhile, the Merrill Lynch® U.S. Real Estate Corporate Bond Index posted a 14.62% return.

Comments from Joanna Bewick and Christopher Sharpe, who joined Bewick as Lead Co-Manager of Fidelity® Strategic Real Return Fund on June 1, 2009: During the 12-month period, the fund's Class F shares outperformed the 2.60% decline of the Fidelity Strategic Real Return Composite Index, but fell short of the Barclays Capital TIPS index. (For specific portfolio results, please refer to the performance section of this annual report.) The main factors driving this slight outperformance versus the Composite index were favorable asset allocation among the fund's individual asset classes, tempered by mixed results at the subportfolio level. Our positioning in inflation-protected securities proved particularly beneficial during the second half of the period, although the overall performance of our holdings in this sleeve detracted. Slack demand in the volatile commodities area resulted in double-digit losses for our subportfolio; however, an underweighting in this asset class added value. Meanwhile, a slight overweighting in floating-rate bank debt provided a modest boost, but weak security selection hampered our results in the group. Lastly, the fund benefited from favorable asset allocation within real estate. That said, mixed results overall from the real estate subportfolios proved difficult to overcome.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2009 to September 30, 2009) for Class A, Class T, Class B, Class C, Strategic Real Return and Institutional Class and for the entire period (June 26, 2009 to September 30, 2009) for Class F. The hypothetical expense example is based on an investment of $1,000 invested at the beginning of the period and held for the one-half year period (April 1, 2009 to September 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Annual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value	Ending Account Value September 30, 2009	Expenses Paid During Period
Class A	1.03%
Actual		$ 1,000.00	$ 1,235.10	$ 5.77 B
Hypothetical A		$ 1,000.00	$ 1,019.90	$ 5.22 C
Class T	1.05%
Actual		$ 1,000.00	$ 1,234.50	$ 5.88 B
Hypothetical A		$ 1,000.00	$ 1,019.80	$ 5.32 C
Class B	1.75%
Actual		$ 1,000.00	$ 1,229.80	$ 9.78 B
Hypothetical A		$ 1,000.00	$ 1,016.29	$ 8.85 C
Class C	1.80%
Actual		$ 1,000.00	$ 1,228.90	$ 10.06 B
Hypothetical A		$ 1,000.00	$ 1,016.04	$ 9.10 C
Strategic Real Return	.76%
Actual		$ 1,000.00	$ 1,237.40	$ 4.26 B
Hypothetical A		$ 1,000.00	$ 1,021.26	$ 3.85 C
Class F	.61%
Actual		$ 1,000.00	$ 1,098.00	$ 1.70 B
Hypothetical A		$ 1,000.00	$ 1,022.01	$ 3.09 C
Institutional Class	.77%
Actual		$ 1,000.00	$ 1,236.30	$ 4.32 B
Hypothetical A		$ 1,000.00	$ 1,021.21	$ 3.90 C

A 5% return per year before expenses

B Actual expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period) for Class A, Class T, Class B, Class C, Strategic Real Return and Institutional Class and multiplied by 97/365 (to reflect the period June 26, 2009 to September 30, 2009) for Class F. The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

C Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

The information in the Quality Diversification and Asset Allocation tables is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.

Holdings Distribution (% of fund's net assets)
	As of September 30, 2009	As of March 31, 2009
Commodity-Linked Notes and Related Investments *	24.1%	24.4%
Inflation-Protected Securities and Related Investments	27.2%	30.2%
Floating Rate High Yield	25.1%	25.0%
Real Estate Investments	22.3%	18.4%
Cash & Cash Equivalents	1.2%	1.6%

* Investments in commodity-linked notes provide indirect exposure to futures contracts on physical commodities via the Dow Jones-UBS Commodity Index Total Return (DJ-UBSCITR), the majority of which trade on U.S. exchanges. The commodity-linked notes sub-portfolio may include a related investment in cash and cash equivalents to match the cash component of the DJ-UBSCITR. The value of commodity-linked notes will change directly based on the performance of the index.

Quality Diversification (% of fund's net assets)
As of September 30, 2009*	As of March 31, 2009**
U.S. Government and U.S. Government Agency Obligations 27.2%	U.S. Government and U.S. Government Agency Obligations 29.9%
AAA 1.0%	AAA 0.7%
AA 0.4%	AA 0.2%
A 0.4%	A 0.4%
BBB 3.7%	BBB 3.6%
BB and Below 21.8%	BB and Below 22.2%
Structured Notes (including Commodity-Linked Notes) 10.1%	Structured Notes (including Commodity-Linked Notes) 8.4%
Not Rated 4.2%	Not Rated 4.9%
Equities 14.8%	Equities 10.7%
Short-Term Investments and Net Other Assets 16.4%	Short-Term Investments and Net Other Assets 19.0%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.
Asset Allocation (% of fund's net assets)
As of September 30, 2009*		As of March 31, 2009**
	Stocks 14.8%		Stocks 10.7%
	U.S. Government and U.S. Government Agency Obligations 27.2%		U.S. Government and U.S. Government Agency Obligations 29.9%
	Corporate Bonds 6.8%		Corporate Bonds 6.4%
	Asset-Backed Securities 0.5%		Asset-Backed Securities 0.6%
	Structured Notes (including Commodity-Linked Notes 10.1%		Structured Notes (including Commodity-Linked Notes 8.4%
	Floating Rate Loans 22.2%		Floating Rate Loans 23.0%
	CMOs and Other Mortgage Related Securities 1.8%		CMOs and Other Mortgage Related Securities 1.6%
	Other Investments 0.2%		Other Investments 0.4%
	Short-Term Investments and Net Other Assets 16.4%		Short-Term Investments and Net Other Assets 19.0%
* Foreign investments	3.2%	** Foreign investments	3.0%
* Futures and Swaps	0.0%	** Futures and Swaps	1.9%
* U.S Treasury Inflation-Indexed Securities	27.2%	** U.S Treasury Inflation-Indexed Securities	29.9%

Annual Report

Investments September 30, 2009

Showing Percentage of Net Assets

Corporate Bonds - 5.3%
		Principal Amount (c)	Value
Convertible Bonds - 2.1%
FINANCIALS - 2.1%
Commercial Banks - 0.0%
CapitalSource, Inc. 7.25% 7/15/37		$ 1,200,000	$ 904,680
Real Estate Investment Trusts - 1.8%
Acadia Realty Trust 3.75% 12/15/26		9,305,000	8,721,670
Alexandria Real Estate Equities, Inc. 3.7% 1/15/27 (d)		7,975,000	7,383,255
BioMed Realty LP 4.5% 10/1/26 (d)		4,500,000	4,185,000
Boston Properties, Inc. 3.75% 5/15/36		900,000	913,140
Brandywine Operating Partnership LP 3.875% 10/15/26		1,700,000	1,627,750
BRE Properties, Inc. 4.125% 8/15/26		12,850,000	12,578,351
CapLease, Inc. 7.5% 10/1/27 (d)		5,500,000	4,400,000
Corporate Office Properties LP 3.5% 9/15/26 (d)		2,620,000	2,537,994
Duke Realty LP 3.75% 12/1/11 (d)		2,850,000	2,750,250
Home Properties, Inc. 4.125% 11/1/26 (d)		1,900,000	1,826,375
Hospitality Properties Trust 3.8% 3/15/27		5,200,000	4,927,000
Inland Real Estate Corp. 4.625% 11/15/26		4,700,000	4,357,914
Lexington Master Ltd. Partnership 5.45% 1/15/27 (d)		9,400,000	8,589,250
MPT Operating Partnership LP 9.25% 4/1/13 (d)		3,000,000	2,923,200
National Retail Properties, Inc. 3.95% 9/15/26		2,700,000	2,863,693
ProLogis Trust:
1.875% 11/15/37		4,400,000	3,762,088
2.625% 5/15/38		500,000	429,375
SL Green Realty Corp. 3% 3/30/27 (d)		1,450,000	1,305,000
The Macerich Co. 3.25% 3/15/12 (d)		4,300,000	3,891,500
United Dominion Realty Trust, Inc. 3.625% 9/15/11		8,100,000	7,781,063
Vornado Realty Trust 2.85% 4/1/27		4,660,000	4,449,694
Washington (REIT):
3.875% 9/15/26		4,350,000	4,208,625
3.875% 9/15/26		3,350,000	3,241,125
			99,653,312
Real Estate Management & Development - 0.3%
ERP Operating LP 3.85% 8/15/26		8,750,000	8,667,838
First Potomac Realty Investment LP 4% 12/15/11 (d)		2,400,000	2,157,000
Kilroy Realty LP 3.25% 4/15/12 (d)		5,000,000	4,500,000
			15,324,838
TOTAL FINANCIALS			115,882,830
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - 3.2%
CONSUMER DISCRETIONARY - 0.5%
Hotels, Restaurants & Leisure - 0.1%
Host Marriott LP 7% 8/15/12		$ 1,800,000	$ 1,804,500
Starwood Hotels & Resorts Worldwide, Inc. 6.25% 2/15/13		1,500,000	1,477,500
Times Square Hotel Trust 8.528% 8/1/26 (d)		864,910	791,653
			4,073,653
Household Durables - 0.4%
D.R. Horton, Inc.:
5.375% 6/15/12		2,900,000	2,900,000
6.5% 4/15/16		1,000,000	983,750
KB Home:
5.875% 1/15/15		1,500,000	1,425,000
6.25% 6/15/15		5,100,000	4,870,500
9.1% 9/15/17		500,000	530,000
Lennar Corp.:
5.5% 9/1/14		4,000,000	3,740,000
5.95% 10/17/11		1,000,000	990,000
M/I Homes, Inc. 6.875% 4/1/12		2,950,000	2,714,000
Meritage Homes Corp. 6.25% 3/15/15		3,500,000	3,255,000
Ryland Group, Inc.:
6.875% 6/15/13		1,000,000	1,030,000
8.4% 5/15/17		250,000	265,000
Stanley-Martin Communities LLC 9.75% 8/15/15 (b)		6,300,000	1,386,000
			24,089,250
TOTAL CONSUMER DISCRETIONARY			28,162,903
FINANCIALS - 2.6%
Diversified Financial Services - 0.0%
Sunwest Management, Inc. 8.385% 6/9/10 (b)(f)		3,175,000	1,746,250
Real Estate Investment Trusts - 2.3%
AMB Property LP:
5.9% 8/15/13		600,000	563,044
6.3% 6/1/13		2,000,000	1,945,120
Arden Realty LP 5.2% 9/1/11		500,000	517,649
AvalonBay Communities, Inc.:
4.95% 3/15/13		1,500,000	1,524,084
5.5% 1/15/12		1,000,000	1,042,808
5.7% 3/15/17		500,000	510,658
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
AvalonBay Communities, Inc.: - continued
6.625% 9/15/11		$ 1,521,000	$ 1,619,641
Brandywine Operating Partnership LP:
4.5% 11/1/09		800,000	799,767
5.75% 4/1/12		1,000,000	1,007,071
6% 4/1/16		1,000,000	926,154
7.5% 5/15/15		500,000	500,229
Camden Property Trust 5% 6/15/15		1,400,000	1,332,387
Colonial Properties Trust 6.875% 8/15/12		1,000,000	1,017,500
Colonial Realty LP 6.05% 9/1/16		1,000,000	883,418
Commercial Net Lease Realty, Inc.:
6.15% 12/15/15		700,000	660,605
6.25% 6/15/14		1,170,000	1,141,722
Developers Diversified Realty Corp.:
4.625% 8/1/10		1,600,000	1,572,939
5.375% 10/15/12		2,000,000	1,874,842
9.625% 3/15/16		1,880,000	1,885,907
Duke Realty LP:
5.625% 8/15/11		680,000	687,910
6.25% 5/15/13		750,000	761,117
7.375% 2/15/15		500,000	515,672
Equity One, Inc.:
6% 9/15/16		1,000,000	908,137
6.25% 1/15/17		1,000,000	913,183
Federal Realty Investment Trust:
4.5% 2/15/11		3,050,000	3,043,921
5.65% 6/1/16		700,000	665,381
5.95% 8/15/14		1,000,000	1,002,258
Health Care Property Investors, Inc.:
4.875% 9/15/10		700,000	703,895
6% 3/1/15		1,500,000	1,458,665
6% 1/30/17		1,000,000	933,929
6.3% 9/15/16		4,500,000	4,330,103
Health Care REIT, Inc. 6.2% 6/1/16		2,250,000	2,102,200
Healthcare Realty Trust, Inc.:
5.125% 4/1/14		500,000	470,450
8.125% 5/1/11		2,608,000	2,729,768
Highwoods/Forsyth LP 5.85% 3/15/17		3,200,000	2,818,349
HMB Capital Trust V 3.899% 12/15/36 (b)(d)(f)		4,300,000	430
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Hospitality Properties Trust:
5.625% 3/15/17		$ 1,540,000	$ 1,305,347
6.7% 1/15/18		1,000,000	887,441
6.75% 2/15/13		1,250,000	1,235,646
7.875% 8/15/14		500,000	500,962
Host Hotels & Resorts LP:
6.875% 11/1/14		2,000,000	1,940,000
9% 5/15/17 (d)		750,000	795,000
HRPT Properties Trust:
0.895% 3/16/11 (f)		2,000,000	1,891,308
6.5% 1/15/13		1,000,000	1,002,145
iStar Financial, Inc. 5.95% 10/15/13		7,995,000	4,637,100
Kimco Realty Corp.:
5.783% 3/15/16		550,000	540,630
6.875% 10/1/19		500,000	511,380
Liberty Property LP:
5.125% 3/2/15		1,440,000	1,337,619
6.375% 8/15/12		2,680,000	2,769,340
National Retail Properties, Inc. 6.875% 10/15/17		2,000,000	1,836,124
Nationwide Health Properties, Inc.:
6% 5/20/15		1,500,000	1,370,867
6.25% 2/1/13		2,000,000	2,025,698
6.5% 7/15/11		4,000,000	4,123,028
Omega Healthcare Investors, Inc.:
7% 4/1/14		4,550,000	4,424,875
7% 1/15/16		1,898,000	1,793,610
Pan Pacific Retail Properties, Inc. 5.95% 6/1/14		1,700,000	1,578,941
Rouse Co.:
5.375% 11/26/13 (b)		3,050,000	2,600,125
7.2% 9/15/12 (b)		1,000,000	870,000
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (b)(d)		9,000,000	7,751,250
Senior Housing Properties Trust 8.625% 1/15/12		6,900,000	7,038,000
Shurgard Storage Centers, Inc.:
5.875% 3/15/13		3,000,000	3,056,754
7.75% 2/22/11		1,000,000	1,042,941
Simon Property Group LP:
5% 3/1/12		700,000	721,845
5.75% 5/1/12		500,000	522,467
6.1% 5/1/16		1,000,000	1,027,749
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Simon Property Group LP: - continued
6.75% 5/15/14		$ 800,000	$ 857,985
UDR, Inc. 5.5% 4/1/14		2,000,000	1,992,718
United Dominion Realty Trust, Inc. 6.05% 6/1/13		2,500,000	2,532,700
Ventas Realty LP:
6.5% 6/1/16		660,000	636,900
6.5% 6/1/16		4,770,000	4,603,050
6.625% 10/15/14		8,020,000	7,799,450
7.125% 6/1/15		1,147,000	1,118,325
Weingarten Realty Invstors:
4.857% 1/15/14		1,000,000	928,303
5.263% 5/15/12		1,000,000	950,958
			127,929,494
Real Estate Management & Development - 0.3%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13		1,240,000	1,193,500
8.125% 6/1/12		1,000,000	991,250
CB Richard Ellis Services, Inc. 11.625% 6/15/17 (d)		1,000,000	1,080,000
ERP Operating LP:
5.2% 4/1/13		1,900,000	1,934,356
6.625% 3/15/12		3,000,000	3,209,250
First Industrial LP 5.75% 1/15/16		1,000,000	690,428
Regency Centers LP:
5.25% 8/1/15		4,009,000	3,723,214
5.875% 6/15/17		600,000	563,963
			13,385,961
Thrifts & Mortgage Finance - 0.0%
Wrightwood Capital LLC 10.5% 6/1/14 (b)(d)		4,750,000	1,983,125
TOTAL FINANCIALS			145,044,830
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Skilled Healthcare Group, Inc. 11% 1/15/14		1,300,000	1,345,500
Sun Healthcare Group, Inc. 9.125% 4/15/15		3,490,000	3,472,550
			4,818,050
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - 0.0%
Construction & Engineering - 0.0%
Toys 'R' Us Property Co. I LLC 10.75% 7/15/17 (d)		$ 1,500,000	$ 1,608,750
MATERIALS - 0.0%
Paper & Forest Products - 0.0%
Plum Creek Timberlands LP 5.875% 11/15/15		2,000,000	2,057,938
TOTAL NONCONVERTIBLE BONDS			181,692,471
TOTAL CORPORATE BONDS (Cost $285,341,109)			297,575,301
U.S. Treasury Inflation Protected Obligations - 27.2%

U.S. Treasury Inflation-Indexed Bonds:
1.75% 1/15/28		60,652,000	58,412,921
2% 1/15/26		110,595,760	110,676,924
2.375% 1/15/25		88,083,350	92,578,666
2.5% 1/15/29		64,699,305	69,719,686
3.625% 4/15/28		30,758,343	38,196,165
3.875% 4/15/29		34,454,052	44,637,319
U.S. Treasury Inflation-Indexed Notes:
0.625% 4/15/13		60,115,690	60,112,147
1.25% 4/15/14		25,440,500	25,872,481
1.375% 7/15/18		24,967,750	24,802,721
1.625% 1/15/15		70,515,058	71,998,392
1.625% 1/15/18		42,764,800	43,337,452
1.875% 7/15/13		72,559,869	75,106,590
1.875% 7/15/15		62,712,374	64,972,146
1.875% 7/15/19		19,164,160	19,776,812
2% 4/15/12		54,551,334	56,593,811
2% 1/15/14		81,803,425	84,892,043
2% 7/15/14		72,150,770	75,134,586
2% 1/15/16		58,973,555	61,385,106
2.125% 1/15/19		36,111,240	38,021,775
2.375% 4/15/11		65,318,204	67,335,431
2.375% 1/15/17		45,119,620	48,134,967
2.375% 1/15/27		74,220,440	78,298,899
2.5% 7/15/16		55,986,525	60,199,478
2.625% 7/15/17		46,759,950	50,907,448
U.S. Treasury Inflation Protected Obligations - continued
		Principal Amount (c)	Value
U.S. Treasury Inflation-Indexed Notes: - continued
3% 7/15/12		$ 72,545,349	$ 77,245,322
3.375% 1/15/12		9,060,139	9,644,233
3.5% 1/15/11		35,141,876	36,611,845
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS (Cost $1,483,777,028)			1,544,605,366
Asset-Backed Securities - 0.5%

Anthracite CDO II Ltd. Series 2002-2A Class F, 7.6% 12/24/37 (d)		3,005,000	1,202,000
Anthracite CDO III Ltd./Anthracite CDO III Corp. Series 2004-1A Class A, 0.6063% 3/23/19 (d)(f)		2,810,537	1,826,849
Brascan Real Estate CDO Ltd./Brascan Real Estate CDO Corp. Series 2004-1A Class A, 0.86% 1/20/40 (d)(f)		4,810,288	3,222,893
Capital Trust RE CDO Ltd./Capital Trust RE CDO Corp. Series 2005-3A Class A2, 5.16% 6/25/35 (d)		5,000,000	4,500,000
CapitalSource Real Estate Loan Trust Series 2006-1A Class A2A, 0.76% 1/20/37 (d)(f)		2,215,687	997,059
CapLease CDO Ltd. Series 2005-1A Class A, 4.926% 1/29/40 (d)		2,500,000	1,375,000
Conseco Finance Securitizations Corp.:
Series 2002-1 Class M2, 9.546% 12/1/33		1,500,000	976,315
Series 2002-2 Class M2, 9.163% 3/1/33		2,500,000	1,558,815
Countrywide Home Loan Trust Series 2006-BC2 Class N, 6.5% 2/25/47 (d)		181,452	5,444
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A:
Class B1, 6.065% 12/28/35 (d)		2,140,000	963,000
Class B2, 1.6331% 12/28/35 (d)(f)		2,110,000	675,200
Class D, 9% 12/28/35 (d)		500,000	126,650
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class D, 9% 6/28/38 (d)		1,000,000	250,000
Fairfield Street Solar Corp. Series 2004-1A Class E1, 3.7369% 11/28/39 (d)(f)		850,000	34,000
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class E, 1.8963% 9/25/46 (d)(f)		752,757	52,693
Home Equity Asset Trust Series 2006-3N Class B, 6.5% 8/27/36 (d)		750,000	1
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 3/15/28		6,125,000	1,029,741
Long Beach Asset Holdings Corp. Series 2006-4 Class N1, 5.877% 6/25/46 (d)		624,362	62
Asset-Backed Securities - continued
		Principal Amount (c)	Value
Merit Securities Corp. Series 13 Class M1, 7.9882% 12/28/33		$ 1,900,000	$ 758,100
N-Star Real Estate CDO Ltd. Series 1A:
Class B1, 2.0469% 8/28/38 (d)(f)		4,090,000	2,454,000
Class C1B, 7.696% 8/28/38 (d)		1,189,000	527,916
Prima Capital CDO Ltd./Prima Capital CDO Corp. Series 2005-1A Class A2, 4.646% 7/24/39 (d)		5,735,969	4,818,214
Residential Asset Securities Corp. Series 2003-KS10 Class MI3, 6.41% 12/25/33		525,429	118,724
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 3.1219% 2/5/36 (d)(f)		274,583	2,746
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 5.835% 9/25/26 (d)(f)		3,000,000	180,000
Series 2006-1A:
Class F, 1.435% 9/25/26 (d)(f)		2,250,000	112,500
Class G, 1.635% 9/25/26 (d)(f)		1,530,000	61,200
Class H, 1.935% 9/25/26 (d)(f)		4,300,000	150,500
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A Class F, 2.3688% 11/21/40 (d)(f)		1,500,000	45,000
TOTAL ASSET-BACKED SECURITIES (Cost $48,795,929)			28,024,622
Collateralized Mortgage Obligations - 0.3%

Private Sponsor - 0.3%
Banc of America Large Loan, Inc. Series 2005-MIB1 Class A2, 0.4534% 3/15/22 (d)(f)		9,730,000	7,606,439
Countrywide Alternative Loan Trust Series 2006-OC5N Class N, 7.25% 7/25/37 (d)		414,656	41
Countrywide Home Loans, Inc. Series 2005-R3 Class B3, 5.5% 9/25/35 (d)(f)		138,745	17,489
Countrywide Home Loans, Inc. Series 2003-J15:
Class B3, 4.7077% 1/25/19 (d)(f)		80,637	22,740
Class B4, 4.7077% 1/25/19 (d)(f)		161,274	50,086
Merrill Lynch Floating Trust floater Series 2006-1 Class TM, 0.7434% 6/15/22 (d)(f)		5,497,954	3,848,568
Merrill Lynch Mortgage Trust Series 2002-MW1 Class E, 6.219% 7/12/34 (d)		1,935,000	1,751,104
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2005-D Class B6, 2.4934% 12/15/37 (d)(f)		460,923	30,006
Series 2006-B Class B6, 1.9434% 7/15/38 (d)(f)		925,994	25,557
RESIX Finance Ltd. floater:
Series 2005-C Class B7, 3.3494% 9/10/37 (d)(f)		140,814	10,406
Collateralized Mortgage Obligations - continued
		Principal Amount (c)	Value
Private Sponsor - continued
RESIX Finance Ltd. floater: - continued
Series 2005-D Class B7, 4.4934% 12/15/37 (d)(f)		$ 276,554	$ 21,709
Series 2006-A Class B7, 3.7434% 3/15/38 (d)(f)		711,323	40,545
Series 2006-B Class B7, 4.0934% 7/15/38 (d)(f)		925,994	36,021
Series 2007-A Class BB, 3.5934% 2/15/39 (d)(f)		785,561	16,261
SBA CMBS Trust Series 2006-1A:
Class E, 6.174% 11/15/36 (d)		96,000	95,280
Class G, 6.904% 11/15/36 (d)		76,000	75,430
Class H, 7.389% 11/15/36 (d)		37,000	36,630
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $18,674,304)			13,684,312
Commercial Mortgage Securities - 1.5%

American Tower Trust I Series 2007-1A Class D, 5.9568% 4/15/37 (d)		4,800,000	4,656,000
Banc of America Commercial Mortgage, Inc. sequential payer:
Series 2002-2 Class F, 5.487% 7/11/43		4,000,000	3,767,129
Series 2005-1 Class A3, 4.877% 11/10/42		874,842	874,091
Banc of America Large Loan, Inc. floater Series 2005-MIB1 Class K, 2.2434% 3/15/22 (d)(f)		800,000	280,000
Chase Commercial Mortgage Securities Corp. Series 1998-1 Class H, 6.34% 5/18/30 (d)		2,000,000	1,253,552
Claregold Trust Series 2007-2A:
Class F, 5.01% 5/15/44 (f)	CAD	1,605,000	612,449
Class G, 5.01% 5/15/44 (f)	CAD	351,000	120,111
Class H, 5.01% 5/15/44 (f)	CAD	235,000	71,233
Class J, 5.01% 5/15/44 (f)	CAD	235,000	64,986
Class K, 5.01% 5/15/44 (f)	CAD	118,000	28,632
Class L, 5.01% 5/15/44 (f)	CAD	421,000	90,367
Class M, 5.01% 5/15/44 (f)	CAD	1,927,737	383,963
COMM pass-thru certificates Series 2001-J1A Class F, 6.958% 2/14/34 (d)		1,475,000	1,425,660
Credit Suisse First Boston Mortgage Securities Corp.:
Series 1997-C2 Class F, 7.46% 1/17/35 (f)		1,500,000	1,546,331
Series 2003-C3 Class D, 4.131% 5/15/38		2,000,000	1,332,626
Credit Suisse/Morgan Stanley Commercial Mortgage Trust Series 2006-HC1A:
Class A1, 0.4334% 5/15/23 (d)(f)		3,405,941	2,884,770
Class K, 1.7204% 5/15/23 (d)(f)		3,757,000	1,324,223
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Crest Ltd. Series 2001-1A Class C, 9% 2/25/34 (d)		$ 500,000	$ 200,000
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. Series 2006-1A:
Class D, 5.7724% 11/15/36 (d)		2,500,000	2,506,250
Class E, 6.0652% 11/15/36 (d)		1,200,000	1,200,000
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		2,400,000	843,147
DLJ Commercial Mortgage Corp. Series 1998-CG1 Class B4, 7.4591% 6/10/31 (d)(f)		2,500,000	2,550,217
G-Force LLC sequential payer Series 2005-RRA Class A2, 4.83% 8/22/36 (d)		7,885,000	6,071,450
GE Capital Commercial Mortgage Corp.:
Series 2001-3 Class C, 6.51% 6/10/38		1,430,000	1,392,429
Series 2002-1A Class H, 7.401% 12/10/35 (d)(f)		1,207,000	985,251
Global Towers Partners Acquisition Partners I LLC Series 2007-1A Class G, 7.8737% 5/15/37 (d)		3,000,000	2,700,000
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C2:
Class E, 7.624% 4/15/29 (f)		21,131	21,294
Class F, 6.75% 4/15/29 (f)		1,000,000	947,538
Class G, 6.75% 4/15/29 (f)		1,000,000	519,046
Series 1999-C1 Class F, 6.02% 5/15/33 (d)		2,500,000	2,019,658
Series 1999-C3 Class J, 6.974% 8/15/36 (d)		2,720,000	2,502,994
Series 2000-C1:
Class H, 7% 3/15/33 (d)		1,190,000	940,422
Class K, 7% 3/15/33		1,000,000	599,953
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2003-C1 Class D, 4.29% 7/5/35 (d)		1,000,000	874,862
Series 2002-C1 Class H, 5.903% 1/11/35 (d)		1,000,000	813,730
GS Mortgage Securities Corp. II floater Series 2007-EOP Class L, 1.5444% 3/1/20 (d)(f)		2,800,000	1,848,000
JPMorgan Chase Commercial Mortgage Securities Trust floater Series 2005-FL1A Class A2, 0.4234% 2/15/19 (d)(f)		8,990,000	7,954,661
JPMorgan Commercial Mortgage Finance Corp. Series 1997-C5 Class F, 7.5605% 9/15/29		2,066,000	2,015,177
LB Commercial Conduit Mortgage Trust Series 1998-C4 Class G, 5.6% 10/15/35 (d)		1,000,000	952,500
LB-UBS Commercial Mortgage Trust sequential pay Series 2005-C7 Class A1, 4.99% 11/15/30		630,849	636,161
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A Class B, 4.13% 11/20/37 (d)		2,630,000	2,130,300
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
LNR CFL Series 2004-1:
Class I10, 7.72% 2/26/28 (d)		$ 1,350,000	$ 652,995
Class I11, 7.72% 2/26/28 (d)		751,000	286,356
Class I12, 7.72% 2/26/28 (d)		750,000	233,025
Class I9, 7.72% 2/26/28 (d)		1,149,200	691,244
Merrill Lynch Mortgage Investors Trust Series 2001-HRPA Class H, 6.778% 2/3/16 (d)		2,000,000	1,900,000
Mezz Capital Commercial Mortgage Trust Series 2005-C3:
Class D, 7.7% 5/20/44 (d)		600,000	36,000
Class F, 10.813% 5/20/44 (d)		400,000	16,000
Morgan Stanley Capital I Trust:
sequential payer Series 2004-RR2 Class A2, 5.45% 10/28/33 (d)		4,732,016	3,951,233
Series 2005-HQ7 Class E, 5.3779% 11/14/42 (f)		1,250,000	504,850
Multi Security Asset Trust sequential payer Series 2005-RR4A Class A2, 4.83% 11/28/35 (d)		5,000,000	4,250,000
Prudential Securities Secured Financing Corp. Series 1999-NRF1 Class F, 6.074% 11/1/31 (d)		1,000,000	1,000,000
SBA CMBS Trust Series 2006-1A Class J, 7.825% 11/15/36 (d)		1,150,000	1,138,500
Structured Asset Securities Corp. Series 1997-LLI Class F, 7.3% 10/12/34 (d)		1,000,000	998,280
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (d)		2,000,000	1,720,000
UBS Commercial Mortgage Trust Series 2007-FL1 Class F, 0.8184% 7/15/24 (d)(f)		1,800,000	250,937
Wachovia Bank Commercial Mortgage Trust Series 2005-C20 Class A3SF, 0.4028% 7/15/42 (f)		3,728,011	3,578,891
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $96,977,146)			85,149,474
Common Stocks - 13.3%
	Shares
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.0%
Starwood Hotels & Resorts Worldwide, Inc.	35,000	1,156,050
Wynn Macau Ltd. (e)	248,000	322,560
		1,478,610
Household Durables - 0.1%
D.R. Horton, Inc.	32,300	368,543
Lennar Corp. Class A	48,600	692,550
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
M/I Homes, Inc. (a)	46,400	$ 630,576
Pulte Homes, Inc.	197,797	2,173,789
Toll Brothers, Inc. (a)	41,200	805,048
		4,670,506
TOTAL CONSUMER DISCRETIONARY		6,149,116
FINANCIALS - 12.8%
Diversified Financial Services - 0.0%
Capitol Acquisition Corp. (a)	100,000	984,000
Real Estate Investment Trusts - 12.5%
Acadia Realty Trust (SBI)	1,011,544	15,243,968
Alexandria Real Estate Equities, Inc.	293,567	15,955,366
AMB Property Corp. (SBI)	260,800	5,985,360
American Campus Communities, Inc.	65,600	1,761,360
Annaly Capital Management, Inc.	503,700	9,137,118
Anworth Mortgage Asset Corp.	107,700	848,676
Apartment Investment & Management Co. Class A	1,116,217	16,464,201
AvalonBay Communities, Inc.	188,816	13,732,588
Boston Properties, Inc.	293,000	19,206,150
Brandywine Realty Trust (SBI)	1,253,387	13,837,392
Camden Property Trust (SBI)	440,200	17,740,060
CapLease, Inc.	217,300	875,719
CBL & Associates Properties, Inc.	1,354,638	13,139,989
Colonial Properties Trust (SBI)	142,300	1,384,579
Corporate Office Properties Trust (SBI)	487,018	17,961,224
Cypress Sharpridge Investments, Inc.	330,641	4,695,102
Cypress Sharpridge Investments, Inc. (d)	208,316	2,958,087
Developers Diversified Realty Corp.	1,491,221	13,778,882
DiamondRock Hospitality Co.	1,836,262	14,873,722
Digital Realty Trust, Inc.	476,900	21,799,099
Duke Realty LP	2,007,300	24,107,673
Education Realty Trust, Inc.	58,371	346,140
Equity Lifestyle Properties, Inc.	143,600	6,144,644
Equity Residential (SBI)	537,482	16,500,697
Essex Property Trust, Inc.	223,371	17,775,864
Federal Realty Investment Trust (SBI)	42,000	2,577,540
First Industrial Realty Trust, Inc.	496,800	2,608,200
Franklin Street Properties Corp.	23,200	303,920
Glimcher Realty Trust	124,100	455,447
Government Properties Income Trust	54,300	1,303,743
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
HCP, Inc.	631,600	$ 18,152,184
Health Care REIT, Inc.	43,900	1,827,118
Healthcare Realty Trust, Inc.	384,785	8,130,507
Highwoods Properties, Inc. (SBI)	830,500	26,119,225
Home Properties, Inc.	197,400	8,505,966
Host Hotels & Resorts, Inc.	674,700	7,941,219
Inland Real Estate Corp.	146,500	1,283,340
Kimco Realty Corp.	302,220	3,940,949
Kite Realty Group Trust	984,130	4,103,822
LaSalle Hotel Properties (SBI)	36,780	723,095
Lexington Corporate Properties Trust	59,499	303,445
Liberty Property Trust (SBI)	43,300	1,408,549
MFA Financial, Inc.	2,160,646	17,198,742
National Retail Properties, Inc.	108,500	2,329,495
Nationwide Health Properties, Inc.	150,700	4,670,193
Omega Healthcare Investors, Inc.	27,100	434,142
ProLogis Trust	2,939,204	35,035,312
Public Storage	331,800	24,964,632
Ramco-Gershenson Properties Trust (SBI)	124,000	1,106,080
Redwood Trust, Inc.	70,700	1,095,850
Regency Centers Corp.	672,500	24,916,125
Simon Property Group, Inc.	865,955	60,123,256
SL Green Realty Corp.	570,300	25,007,655
Starwood Property Trust, Inc.	48,900	990,225
Sunstone Hotel Investors, Inc.	2,855,760	20,275,896
Tanger Factory Outlet Centers, Inc.	98,100	3,663,054
The Macerich Co.	667,093	20,232,931
U-Store-It Trust	1,703,608	10,647,550
UDR, Inc.	249,839	3,932,466
Ventas, Inc.	1,272,680	48,998,180
Vornado Realty Trust	393,257	25,329,683
		706,893,396
Real Estate Management & Development - 0.3%
BR Malls Participacoes SA (a)	241,100	2,847,841
Brookfield Properties Corp.	437,500	4,926,250
CB Richard Ellis Group, Inc. Class A (a)	910,149	10,685,149
		18,459,240
TOTAL FINANCIALS		726,336,636
Common Stocks - continued
	Shares	Value
HEALTH CARE - 0.4%
Health Care Providers & Services - 0.4%
Brookdale Senior Living, Inc.	197,100	$ 3,573,423
Capital Senior Living Corp. (a)	173,000	1,055,300
Emeritus Corp. (a)	812,635	17,837,338
Sun Healthcare Group, Inc. (a)	111,500	963,360
		23,429,421
TOTAL COMMON STOCKS (Cost $768,990,888)		755,915,173
Preferred Stocks - 1.5%

Convertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Real Estate Investment Trusts - 0.1%
HRPT Properties Trust 6.50%	120,000	2,181,240
Lexington Corporate Properties Trust Series C 6.50%	33,800	1,005,550
Simon Property Group, Inc. 6.00%	25,900	1,555,036
		4,741,826
Nonconvertible Preferred Stocks - 1.4%
FINANCIALS - 1.4%
Diversified Financial Services - 0.0%
DRA CRT Acquisition Corp. Series A, 8.50%	1,700	21,250
Red Lion Hotels Capital Trust 9.50%	138,465	2,881,457
W2007 Grace Acquisition I, Inc. Series B, 8.75% (a)	7,600	3,800
		2,906,507
Real Estate Investment Trusts - 1.4%
Alexandria Real Estate Equities, Inc. Series C, 8.375%	53,500	1,295,770
AMB Property Corp. Series O, 7.00%	1,000	23,250
American Home Mortgage Investment Corp.:
Series A, 9.375% (a)	81,500	163
Series B, 9.25% (a)	233,544	8,174
Annaly Capital Management, Inc. Series A, 7.875%	205,500	4,993,650
Anworth Mortgage Asset Corp. Series A, 8.625%	220,500	5,400,045
Apartment Investment & Management Co.:
Series G, 9.375%	72,500	1,784,225
Series T, 8.00%	80,000	1,706,400
BioMed Realty Trust, Inc. Series A, 7.375%	20,000	445,000
Cedar Shopping Centers, Inc. 8.875%	15,000	304,500
CenterPoint Properties Trust Series D, 5.377%	5,280	2,376,000
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Colonial Properties Trust (depositary shares) Series D, 8.125%	89,500	$ 2,053,130
Cousins Properties, Inc.:
Series A, 7.75%	79,600	1,634,188
Series B, 7.50%	43,159	842,895
Developers Diversified Realty Corp. (depositary shares) Series G, 8.00%	40,100	761,900
Digital Realty Trust, Inc.:
Series A, 8.50%	90,000	2,196,000
Series B, 7.875%	36,100	859,541
Duke Realty LP 8.375%	112,097	2,720,594
Eagle Hospitality Properties Trust, Inc. 8.25%	71,300	32,085
Equity Residential (depositary shares) Series N, 6.48%	21,200	443,928
Health Care REIT, Inc. Series F, 7.625%	50,000	1,184,500
HomeBanc Mortgage Corp. Series A, 0.00% (a)	213,315	1,280
Hospitality Properties Trust:
Series B, 8.875%	227,090	5,370,679
Series C, 7.00%	74,798	1,454,821
HRPT Properties Trust Series B, 8.75%	11,666	275,318
Innkeepers USA Trust Series C, 8.00%	198,000	217,800
Kimco Realty Corp. Series G, 7.75%	168,000	4,090,800
LaSalle Hotel Properties:
Series B, 8.375%	9,550	214,875
Series E, 8.00%	91,400	1,988,864
Series G, 7.25%	87,640	1,752,800
LBA Realty Fund II Series B, 7.625% (a)	146,695	1,760,340
Lexington Corporate Properties Trust Series B, 8.05%	59,400	1,076,328
Lexington Realty Trust 7.55%	32,300	549,100
LTC Properties, Inc. Series F, 8.00%	98,800	2,311,920
MFA Financial, Inc. Series A, 8.50%	378,300	9,344,010
Mid-America Apartment Communities, Inc. Series H, 8.30%	56,100	1,381,743
Newcastle Investment Corp.:
Series B, 9.75%	155,900	1,077,269
Series D, 8.375%	25,896	165,734
Omega Healthcare Investors, Inc. Series D, 8.375%	80,000	1,952,000
PS Business Parks, Inc.:
(depositary shares) Series L, 7.60%	14,410	331,718
Series P, 6.70%	65,000	1,374,750
Public Storage:
(depositary shares)	30,000	748,800
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Public Storage: - continued
Series I, 7.25%	31,655	$ 798,023
Series K, 7.25%	80,000	1,992,800
Series L, 6.75%	10,000	226,400
Series N, 7.00%	40,000	953,600
Realty Income Corp. 6.75%	4,500	108,450
Regency Centers Corp. 7.25%	31,125	690,975
Saul Centers, Inc.:
8.00%	45,000	1,040,400
Series B (depositary shares) 9.00%	20,000	482,400
Strategic Hotel & Resorts, Inc.:
Series A, 8.50%	120,000	1,128,000
Series C, 8.25%	60,000	567,000
Sunstone Hotel Investors, Inc. Series A, 8.00%	45,000	841,500
Taubman Centers, Inc. Series G, 8.00%	20,000	475,000
Weingarten Realty Investors (SBI) Series F, 6.50%	92,546	1,850,920
		79,662,355
TOTAL FINANCIALS		82,568,862
TOTAL PREFERRED STOCKS (Cost $117,643,574)		87,310,688
Floating Rate Loans - 0.1%
	Principal Amount (c)
CONSUMER DISCRETIONARY - 0.0%
Household Durables - 0.0%
TOUSA, Inc. Tranche 1, term loan 7.25% 7/31/12 (a)(f)	$ 3,000,000	1,035,733
Specialty Retail - 0.0%
The Pep Boys - Manny, Moe & Jack term loan 2.36% 10/27/13 (f)	494,480	468,520
TOTAL CONSUMER DISCRETIONARY		1,504,253
Floating Rate Loans - continued
	Principal Amount (c)	Value
FINANCIALS - 0.1%
Real Estate Investment Trusts - 0.0%
Capital Automotive (REIT) Tranche B, term loan 2.02% 12/16/10 (f)	$ 1,000,000	$ 862,500
Spirit Finance Corp. term loan 3.4831% 8/1/13 (f)	1,000,000	510,000
		1,372,500
Real Estate Management & Development - 0.1%
Realogy Corp.:
Credit-Linked Deposit 3.3088% 10/10/13 (f)	801,352	675,139
Tranche 2LN, term loan 13.5% 10/15/17	1,000,000	1,035,000
Tranche B, term loan 3.2544% 10/10/13 (f)	2,976,449	2,507,658
		4,217,797
TOTAL FINANCIALS		5,590,297
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Skilled Healthcare Group, Inc. Tranche 1LN, term loan 2.3664% 6/15/12 (f)	967,172	899,470
TOTAL FLOATING RATE LOANS (Cost $10,705,287)		7,994,020
Commodity-Linked Notes - 10.1%

AB Svensk Exportkredit:
Note, three-month U.S. dollar LIBOR minus .27% due 01/28/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(f)(i)	32,300,000	55,673,241
Note, three-month U.S. dollar LIBOR minus .27% due 12/23/2009 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(f)(i)	22,000,000	26,997,745
Cooperatieve Centrale Raiffeisen - Boerenleenbank BA:
Medium Term Note, three-month U.S. dollar LIBOR minus .35% due 4/14/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(f)(i)	16,700,000	20,440,433
Medium Term Note, three-month U.S. dollar LIBOR minus .45% due 1/22/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(f)(i)	15,000,000	25,854,446
Commodity-Linked Notes - continued
	Principal Amount (c)	Value
Credit Suisse First Boston New York Branch:
Medium Term Note, one-month U.S. dollar LIBOR minus .10% due 11/10/2009 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(f)(i)	$ 8,475,000	$ 12,535,830
Medium Term Note, one-month U.S. dollar LIBOR minus .10% due 11/24/2009 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(f)(i)	9,330,000	12,388,223
Medium Term Note, one-month U.S. dollar LIBOR minus .10% due 11/5/2009 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(f)(i)	8,605,000	12,728,120
Medium Term Note, one-month U.S. dollar LIBOR minus .10% due 12/16/2009 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(f)(i)	10,000,000	12,282,551
Medium Term Note, one-month U.S. dollar LIBOR minus .10% due 4/22/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(f)(i)	8,400,000	9,983,590
Deutsche Bank AG London Branch:
Medium Term Note, one-month U.S. dollar LIBOR minus .16% due 01/22/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(f)(i)	12,500,000	21,556,879
Medium Term Note, one-month U.S. dollar LIBOR minus .16% due 11/13/2009 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(f)(i)	8,000,000	11,823,500
Eksportfinans ASA:
Medium Term Note, three-month U.S. dollar LIBOR minus .22% due 01/27/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(f)(i)	50,000,000	86,365,597
Medium Term Note, three-month U.S. dollar LIBOR minus .25% due 11/16/2009 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(f)(i)	29,700,000	44,003,130
JPMorgan Chase Bank NA:
Medium Term Note, three-month U.S. dollar LIBOR minus .15% due 11/1/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(f)(i)	11,000,000	12,105,606
Medium Term Note, three-month U.S. dollar LIBOR minus .30% due 12/21/2009 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(f)(i)	20,000,000	24,508,686
Commodity-Linked Notes - continued
	Principal Amount (c)	Value
JPMorgan Chase Bank NA: - continued
Medium Term Note, three-month U.S. dollar LIBOR minus .97% due 11/9/2009 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(f)(i)	$ 5,000,000	$ 7,344,680
Merrill Lynch & Co., Inc. Medium Term Note, one-month U.S. dollar LIBOR due 11/19/2009 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(f)(i)	13,500,000	20,001,423
Morgan Stanley Note, one-month U.S. dollar LIBOR minus 1.7% due 11/12/2009 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(f)(i)	5,000,000	7,407,934
Societe Generale Commodities Products, LLC:
Note, one-month U.S. dollar LIBOR due 1/26/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(f)(i)	40,500,000	69,918,851
Note, one-month U.S. dollar LIBOR due 11/6/2009 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(f)(i)	16,670,000	24,637,219
Note, one-month U.S. dollar LIBOR due 4/27/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(f)(i)	6,600,000	7,592,739
Note, one-month U.S. dollar LIBOR due 7/7/10 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(f)(i)	8,350,000	9,016,266
UBS AG Jersey Branch:
Note, one-month U.S. dollar LIBOR minus .06% due 11/12/2009 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(f)(i)	8,000,000	11,860,480
Note, one-month U.S. dollar LIBOR minus .14% due 6/22/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(f)(i)	15,000,000	16,517,566
Note, one-month U.S. dollar LIBOR minus .14% due 8/30/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(f)(i)	10,000,000	11,006,699
TOTAL COMMODITY-LINKED NOTES (Cost $390,630,000)		574,551,434
Fixed-Income Funds - 25.0%
	Shares
Fidelity Floating Rate Central Fund (g) (Cost $1,493,459,891)	15,582,414	1,415,350,664
Preferred Securities - 0.0%
	Principal Amount (c)	Value
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Cairn High Grade ABS CDO PLC Series 2006-2A Class SUB, 1/13/47 (a)(d)	1,200,000	$ 0
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (d)(f)	500,000	68,450
Harp High Grade CDO I Ltd. Series 2006-1, 7/8/46 (d)(f)	1,650,000	17
Ipswich Street CDO Series 2006-1, 6/27/46 (b)(d)(f)	2,250,000	0
Kent Funding III Ltd. 11/5/47 (a)(d)	2,200,000	0
		68,467
TOTAL PREFERRED SECURITIES (Cost $7,431,658)		68,467
Money Market Funds - 15.2%
	Shares
Fidelity Cash Central Fund, 0.25% (h) (Cost $861,099,123)	861,099,123	861,099,123
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,583,525,937)		5,671,328,644
NET OTHER ASSETS - 0.0%		2,321,627
NET ASSETS - 100%		$ 5,673,650,271
Currency Abbreviations
CAD	-	Canadian dollar
Legend
(a) Non-income producing
(b) Non-income producing - Issuer is in default.
(c) Principal amount is stated in United States dollars unless otherwise noted.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $740,503,329 or 13.1% of net assets.

(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request

(h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(i) Security is linked to the Dow Jones-UBS Commodity Total Return Index. Securities do not guarantee any return of principal at maturity but instead, will pay at maturity or upon exchange, an amount based on the closing value of the Dow Jones-UBS Commodity Total Return Index. Although these instruments are primarily debt obligations, they indirectly provide exposure to changes in the value of the underlying commodities. Holders of the security have the right to exchange these notes at any time.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,157,012
Fidelity Floating Rate Central Fund	66,452,714
Total	$ 72,609,726
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 1,342,745,842	$ 109,046,887	$ 110,047,046	$ 1,415,350,664	47.7%
Other Information

The following is a summary of the inputs used, as of September 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 6,149,116	$ 5,826,556	$ 322,560	$ -
Financials	813,647,324	804,731,993	6,538,051	2,377,280
Health Care	23,429,421	23,429,421	-	-
Corporate Bonds	297,575,301	-	293,053,843	4,521,458
U.S. Government and Government Agency Obligations	1,544,605,366	-	1,544,605,366	-
Asset-Backed Securities	28,024,622	-	6,906,488	21,118,134
Collateralized Mortgage Obligations	13,684,312	-	13,486,277	198,035
Commercial Mortgage Securities	85,149,474	-	68,700,871	16,448,603
Floating Rate Loans	7,994,020	-	7,994,020	-
Commodity-Linked Notes	574,551,434	-	574,551,434	-
Fixed-Income Funds	1,415,350,664	1,415,350,664	-	-
Preferred Securities	68,467	-	-	68,467
Money Market Funds	861,099,123	861,099,123	-	-
Total Investments in Securities:	$ 5,671,328,644	$ 3,110,437,757	$ 2,516,158,910	$ 44,731,977
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 39,257,885
Total Realized Gain (Loss)	(163,184)
Total Unrealized Gain (Loss)	(18,991,287)
Cost of Purchases	15,675,176
Proceeds of Sales	(5,113,144)
Amortization/Accretion	(1,132,445)
Transfers in/out of Level 3	15,198,976
Ending Balance	$ 44,731,977
The change in unrealized gain (loss) attributable to Level 3 securities at September 30, 2009	$ (15,954,335)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information
At September 30, 2009, the fund had a capital loss carryforward of approximately $721,426,979 of which $1,056,822 and $720,370,157 will expire on September 30, 2016 and 2017, respectively.
The fund intends to elect to defer to its fiscal year ending September 30, 2010 approximately $417,538,077 of losses recognized during the period November 1, 2008 to September 30, 2009.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	September 30, 2009

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $3,228,966,923)	$ 3,394,878,857
Fidelity Central Funds (cost $2,354,559,014)	2,276,449,787
Total Investments (cost $5,583,525,937)		$ 5,671,328,644
Cash		1,089,595
Foreign currency held at value (cost $20,227)		20,227
Receivable for investments sold		2,055,571
Receivable for fund shares sold		3,842,106
Dividends receivable		2,751,277
Interest receivable		13,573,456
Distributions receivable from Fidelity Central Funds		4,798,681
Prepaid expenses		27,771
Receivable from investment adviser for expense reductions		84
Other receivables		11,346
Total assets		5,699,498,758

Liabilities
Payable for investments purchased Regular delivery	$ 18,200,286
Delayed delivery	325,815
Payable for fund shares redeemed	2,074,869
Distributions payable	35
Accrued management fee	2,622,124
Distribution fees payable	68,004
Other affiliated payables	774,658
Other payables and accrued expenses	1,782,696
Total liabilities		25,848,487

Net Assets		$ 5,673,650,271
Net Assets consist of:
Paid in capital		$ 6,692,830,387
Undistributed net investment income		62,157,364
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,169,123,946)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		87,786,466
Net Assets		$ 5,673,650,271

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

September 30, 2009

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($112,929,310 ÷ 13,627,670 shares)	$ 8.29

Maximum offering price per share (100/96.00 of $8.29)	$ 8.64
Class T: Net Asset Value and redemption price per share ($23,499,547 ÷ 2,832,393 shares)	$ 8.30

Maximum offering price per share (100/96.00 of $8.30)	$ 8.65
Class B: Net Asset Value and offering price per share ($5,991,904 ÷ 724,104 shares)A	$ 8.27

Class C: Net Asset Value and offering price per share ($44,743,907 ÷ 5,427,890 shares)A	$ 8.24

Strategic Real Return: Net Asset Value, offering price and redemption price per share ($4,914,336,161 ÷ 590,887,233 shares)	$ 8.32

Class F: Net Asset Value, offering price and redemption price per share ($389,164 ÷ 46,797 shares)	$ 8.32

Institutional Class: Net Asset Value, offering price and redemption price per share ($571,760,278 ÷ 68,845,746 shares)	$ 8.30

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended September 30, 2009

Investment Income
Dividends		$ 28,609,369
Interest		64,423,843
Inflation principal income		(25,546,502)
Income from Fidelity Central Funds		72,609,726
Total income		140,096,436

Expenses
Management fee	$ 26,400,654
Transfer agent fees	7,360,569
Distribution fees	680,246
Accounting fees and expenses	1,351,590
Custodian fees and expenses	65,954
Independent trustees' compensation	17,084
Registration fees	154,480
Audit	247,056
Legal	25,297
Interest	2,273
Miscellaneous	130,407
Total expenses before reductions	36,435,610
Expense reductions	(38,751)	36,396,859
Net investment income		103,699,577
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(782,256,886)
Fidelity Central Funds	(33,097,170)
Foreign currency transactions	(33,505)
Swap agreements	5,777,548
Total net realized gain (loss)		(809,610,013)
Change in net unrealized appreciation (depreciation) on: Investment securities	564,798,164
Assets and liabilities in foreign currencies	1,693
Swap agreements	(8,941,119)
Total change in net unrealized appreciation (depreciation)		555,858,738
Net gain (loss)		(253,751,275)
Net increase (decrease) in net assets resulting from operations		$ (150,051,698)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended September 30, 2009	Year ended September 30, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 103,699,577	$ 263,201,883
Net realized gain (loss)	(809,610,013)	(58,419,216)
Change in net unrealized appreciation (depreciation)	555,858,738	(444,203,592)
Net increase (decrease) in net assets resulting from operations	(150,051,698)	(239,420,925)
Distributions to shareholders from net investment income	(137,555,906)	(234,930,280)
Distributions to shareholders from net realized gain	(279,253,909)	(35,964,382)
Total distributions	(416,809,815)	(270,894,662)
Share transactions - net increase (decrease)	646,121,165	1,493,840,575
Redemption fees	143,023	277,199
Total increase (decrease) in net assets	79,402,675	983,802,187

Net Assets
Beginning of period	5,594,247,596	4,610,445,409
End of period (including undistributed net investment income of $62,157,364 and undistributed net investment income of $96,453,823, respectively)	$ 5,673,650,271	$ 5,594,247,596

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended September 30,

2009

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 9.36	$ 10.23	$ 10.08	$ 10.15	$ 10.00
Income from Investment Operations
Net investment income E	.146	.444	.473	.524	.031
Net realized and unrealized gain (loss)	(.528)	(.820)	.077	(.329)	.119
Total from investment operations	(.382)	(.376)	.550	.195	.150
Distributions from net investment income	(.208)	(.424)	(.400)	(.266)	-
Distributions from net realized gain	(.480)	(.070)	-	-	-
Total distributions	(.688)	(.494)	(.400)	(.266)	-
Redemption fees added to paid in capital E	- J	- J	- J	.001	- J
Net asset value, end of period	$ 8.29	$ 9.36	$ 10.23	$ 10.08	$ 10.15
Total Return B, C, D	(2.73)%	(3.96)%	5.55%	1.96%	1.50%
Ratios to Average Net Assets F, I
Expenses before reductions	1.03%	1.01%	1.01%	1.02%	4.71% A
Expenses net of fee waivers, if any	1.03%	1.01%	1.01%	1.00%	1.00% A
Expenses net of all reductions	1.03%	1.01%	1.01%	.99%	1.00% A
Net investment income	1.98%	4.43%	4.66%	5.24%	4.28% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 112,929	$ 125,074	$ 25,406	$ 13,335	$ 3,405
Portfolio turnover rate G	38%	40%	19%	11%	78% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period September 7, 2005 (commencement of operations) to September 30, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended September 30,

2009

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 9.36	$ 10.24	$ 10.08	$ 10.15	$ 10.00
Income from Investment Operations
Net investment income E	.144	.449	.476	.517	.030
Net realized and unrealized gain (loss)	(.521)	(.843)	.082	(.325)	.120
Total from investment operations	(.377)	(.394)	.558	.192	.150
Distributions from net investment income	(.203)	(.417)	(.398)	(.263)	-
Distributions from net realized gain	(.480)	(.070)	-	-	-
Total distributions	(.683)	(.487)	(.398)	(.263)	-
Redemption fees added to paid in capital E	- J	.001	- J	.001	- J
Net asset value, end of period	$ 8.30	$ 9.36	$ 10.24	$ 10.08	$ 10.15
Total Return B, C, D	(2.69)%	(4.12)%	5.64%	1.93%	1.50%
Ratios to Average Net Assets F, I
Expenses before reductions	1.07%	1.01%	1.00%	1.05%	4.81% A
Expenses net of fee waivers, if any	1.07%	1.01%	1.00%	1.05%	1.10% A
Expenses net of all reductions	1.07%	1.01%	1.00%	1.05%	1.10% A
Net investment income	1.95%	4.42%	4.67%	5.19%	4.18% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 23,500	$ 27,405	$ 27,709	$ 22,825	$ 3,284
Portfolio turnover rate G	38%	40%	19%	11%	78% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period September 7, 2005 (commencement of operations) to September 30, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended September 30,

2009

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 9.34	$ 10.21	$ 10.06	$ 10.14	$ 10.00
Income from Investment Operations
Net investment income E	.093	.376	.405	.450	.025
Net realized and unrealized gain (loss)	(.536)	(.824)	.072	(.318)	.115
Total from investment operations	(.443)	(.448)	.477	.132	.140
Distributions from net investment income	(.147)	(.353)	(.327)	(.213)	-
Distributions from net realized gain	(.480)	(.070)	-	-	-
Total distributions	(.627)	(.423)	(.327)	(.213)	-
Redemption fees added to paid in capital E	- J	.001	- J	.001	- J
Net asset value, end of period	$ 8.27	$ 9.34	$ 10.21	$ 10.06	$ 10.14
Total Return B, C, D	(3.53)%	(4.63)%	4.81%	1.33%	1.40%
Ratios to Average Net Assets F, I
Expenses before reductions	1.76%	1.71%	1.69%	1.74%	5.47% A
Expenses net of fee waivers, if any	1.75%	1.71%	1.69%	1.74%	1.75% A
Expenses net of all reductions	1.75%	1.71%	1.69%	1.73%	1.75% A
Net investment income	1.27%	3.72%	3.98%	4.49%	3.53% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,992	$ 8,847	$ 6,828	$ 6,002	$ 3,253
Portfolio turnover rate G	38%	40%	19%	11%	78% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period September 7, 2005 (commencement of operations) to September 30, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended September 30,

2009

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 9.31	$ 10.19	$ 10.04	$ 10.14	$ 10.00
Income from Investment Operations
Net investment income E	.088	.366	.392	.437	.024
Net realized and unrealized gain (loss)	(.532)	(.826)	.080	(.323)	.116
Total from investment operations	(.444)	(.460)	.472	.114	.140
Distributions from net investment income	(.146)	(.350)	(.322)	(.215)	-
Distributions from net realized gain	(.480)	(.070)	-	-	-
Total distributions	(.626)	(.420)	(.322)	(.215)	-
Redemption fees added to paid in capital E	- J	- J	- J	.001	- J
Net asset value, end of period	$ 8.24	$ 9.31	$ 10.19	$ 10.04	$ 10.14
Total Return B, C, D	(3.55)%	(4.77)%	4.77%	1.15%	1.40%
Ratios to Average Net Assets F, I
Expenses before reductions	1.83%	1.80%	1.81%	1.86%	5.56% A
Expenses net of fee waivers, if any	1.83%	1.80%	1.81%	1.85%	1.85% A
Expenses net of all reductions	1.83%	1.80%	1.81%	1.84%	1.85% A
Net investment income	1.19%	3.63%	3.86%	4.39%	3.43% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 44,744	$ 50,837	$ 24,175	$ 16,528	$ 3,467
Portfolio turnover rate G	38%	40%	19%	11%	78% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period September 7, 2005 (commencement of operations) to September 30, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Strategic Real Return

Years ended September 30,

2009

2008

2007

2006

2005 G

Selected Per-Share Data
Net asset value, beginning of period	$ 9.39	$ 10.26	$ 10.10	$ 10.15	$ 10.00
Income from Investment Operations
Net investment income D	.166	.479	.504	.544	.028
Net realized and unrealized gain (loss)	(.529)	(.834)	.079	(.317)	.122
Total from investment operations	(.363)	(.355)	.583	.227	.150
Distributions from net investment income	(.227)	(.446)	(.423)	(.278)	-
Distributions from net realized gain	(.480)	(.070)	-	-	-
Total distributions	(.707)	(.516)	(.423)	(.278)	-
Redemption fees added to paid in capital D	- I	.001	- I	.001	- I
Net asset value, end of period	$ 8.32	$ 9.39	$ 10.26	$ 10.10	$ 10.15
Total Return B, C	(2.48)%	(3.73)%	5.89%	2.28%	1.50%
Ratios to Average Net Assets E, H
Expenses before reductions	.77%	.73%	.74%	.80%	4.41% A
Expenses net of fee waivers, if any	.77%	.73%	.74%	.80%	.85% A
Expenses net of all reductions	.77%	.73%	.73%	.79%	.85% A
Net investment income	2.25%	4.70%	4.94%	5.45%	4.43% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,914,336	$ 4,868,074	$ 4,214,434	$ 2,694,765	$ 21,867
Portfolio turnover rate F	38%	40%	19%	11%	78% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 7, 2005 (commencement of operations) to September 30, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class F

Period ended September 30,

2009 H

Selected Per-Share Data
Net asset value, beginning of period	$ 7.63
Income from Investment Operations
Net investment income D	.065
Net realized and unrealized gain (loss)	.676 G
Total from investment operations	.741
Distributions from net investment income	(.051)
Redemption fees added to paid in capital D	- J
Net asset value, end of period	$ 8.32
Total Return B, C	9.80%
Ratios to Average Net Assets E, I
Expenses before reductions	.61% A
Expenses net of fee waivers, if any	.61% A
Expenses net of all reductions	.61% A
Net investment income	3.14% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 389
Portfolio turnover rate F	38%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period June 26, 2009 (commencement of sale of shares) to September 30, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended September 30,

2009

2008

2007

2006

2005 G

Selected Per-Share Data
Net asset value, beginning of period	$ 9.37	$ 10.25	$ 10.09	$ 10.15	$ 10.00
Income from Investment Operations
Net investment income D	.166	.475	.500	.540	.032
Net realized and unrealized gain (loss)	(.529)	(.841)	.081	(.321)	.118
Total from investment operations	(.363)	(.366)	.581	.219	.150
Distributions from net investment income	(.227)	(.445)	(.421)	(.280)	-
Distributions from net realized gain	(.480)	(.070)	-	-	-
Total distributions	(.707)	(.515)	(.421)	(.280)	-
Redemption fees added to paid in capital D	- I	.001	- I	.001	- I
Net asset value, end of period	$ 8.30	$ 9.37	$ 10.25	$ 10.09	$ 10.15
Total Return B, C	(2.49)%	(3.85)%	5.87%	2.20%	1.50%
Ratios to Average Net Assets E, H
Expenses before reductions	.77%	.75%	.76%	.82%	4.55% A
Expenses net of fee waivers, if any	.77%	.75%	.76%	.82%	.85% A
Expenses net of all reductions	.77%	.75%	.75%	.82%	.85% A
Net investment income	2.24%	4.68%	4.92%	5.46%	4.43% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 571,760	$ 514,011	$ 311,894	$ 139,446	$ 3,248
Portfolio turnover rate F	38%	40%	19%	11%	78% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 7, 2005 (commencement of operations) to September 30, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended September 30, 2009

1. Organization.

Fidelity Strategic Real Return Fund (the Fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. In January 2009, the Board of Trustees of the Fund approved the creation of an additional class of shares. The Fund commenced sale of Class F on June 26, 2009. The Fund offers Class A, Class T, Class B, Class C, Strategic Real Return, Class F and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each Fidelity Central Fund.

Annual Report

Notes to Financial Statements - continued

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Floating Rate Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, November 24, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establish a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of September 30, 2009, for the Fund's investments, as well as a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds, floating rate loans, preferred securities and U.S. government and government agency obligations, pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. For asset backed securities, collateralized mortgage obligations and commercial mortgage securities, pricing services generally utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and types as well as dealer supplied prices. For commodity-linked notes, pricing services generally consider the movement of an underlying commodity index as well as other terms of the contract including the leverage factor and any fee and/or interest components of the note. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions taken by the Fund. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, foreign currency transactions, passive foreign investment companies (PFIC), controlled foreign corporations, market discount, partnerships (including allocations from Fidelity Central Funds), income recognized on commodity-linked notes, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 431,888,226
Unrealized depreciation	(367,015,022)
Net unrealized appreciation (depreciation)	$ 64,873,204

Undistributed ordinary income	$ 54,911,834
Capital loss carryforward	$ (721,426,979)

Cost for federal income tax purposes	$ 5,606,455,440

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	September 30, 2009	September 30, 2008
Ordinary Income	$ 416,809,815	$ 265,756,893
Long-term Capital Gains	-	5,137,769
Total	$ 416,809,815	$ 270,894,662

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 60 days are subject to a redemption fee equal to .75% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Treasury Inflation-Protected Securities. The Fund invests in Treasury Inflation-Protected Securities ("TIPS"), in which the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Inflation principal income in the accompanying Statement of Operations. Such adjustments may have a significant impact on the Fund's distributions.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Indexed Securities. The Fund may invest in indexed securities whose values, interest rates and/or redemption prices are linked either directly or inversely to changes in foreign currencies, interest rates, commodities, indices, or other underlying instruments. These securities may be used to increase or decrease its exposure to different underlying

Annual Report

4. Operating Policies - continued

Indexed Securities - continued

instruments and to gain exposure to markets that might be difficult to invest in through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment. Gains (losses) realized upon the sale of indexed securities are included in realized gains (losses) on investment securities.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

5. Investments in Derivative Instruments.

Objectives and Strategies for Investing in Derivative Instruments. The Fund uses derivative instruments ("derivatives"), including swap agreements, in order to meet its investment objectives. The Fund's strategy is to use derivatives as a risk management tool and as an additional way to gain exposure to certain types of assets. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

While utilizing derivatives in pursuit of its investment objectives, the Fund is exposed to certain financial risk relative to those derivatives. This risk is further explained below:

Interest Rate Risk	Interest rate risk is the risk that the value of interest-bearing financial instruments will fluctuate due to changes in the prevailing levels of market interest rates.

The following notes provide more detailed information about each derivative type held by the Fund:

Swap Agreements. The Fund entered into swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on

Annual Report

Notes to Financial Statements - continued

5. Investments in Derivative Instruments - continued

Swap Agreements - continued

a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or losses in the Fund's accompanying Statement of Operations. Gains or losses are realized in the event of an early termination of a swap agreement. Any upfront payments made or received upon entering a swap contract to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gains or losses ratably over the term of the swap in the Fund's accompanying Statement of Operations. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance with the swap agreement. The Fund could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

The Fund entered into total return swap agreements to manage its overall market risk. Total return swaps are agreements to exchange a market-linked return for the return based on either a fixed or floating interest rate applied to a notional principal amount. To the extent the total return of an index or a reference obligation exceeds the offsetting interest obligation the Fund will receive a payment from the counterparty. To the extent it is less, the Fund will make a payment to the counterparty.

At the end of the period, the Fund had no open swap agreements.

Realized and Change in Unrealized Gain (Loss) on Derivative Instruments. A summary of the Fund's value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Fund's Schedule of Investments. The table below reflects the Fund's realized gain (loss) and change in unrealized gain (loss) for derivatives during the period.

Risk Exposure / Derivative Type	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Interest Rate Risk
Swap Agreements	$ 5,777,548	$ (8,941,119)
Total Derivatives Realized and Change in Unrealized Gain (Loss) (a)(b)	$ 5,777,548	$ (8,941,119)

(a) Total derivatives realized gain (loss) included in the Statement of Operations is comprised of $5,777,548 for swap agreements.

(b) Total derivatives change in unrealized gain (loss) included in the Statement of Operations is comprised of $(8,941,119) for swap agreements.

Annual Report

6. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $918,890,184 and $728,453,898, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .57% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 232,105	$ 1,575
Class T	-%	.25%	48,411	-
Class B	.65%	.25%	49,834	36,414
Class C	.75%	.25%	349,896	125,849
			$ 680,246	$ 163,838

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Annual Report

Notes to Financial Statements - continued

7. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 25,419
Class T	6,061
Class B*	17,006
Class C*	21,735
$ 70,221

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class F. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Average Net Assets
Class A	$ 161,994.17
Class T	39,966.21
Class B	13,939.25
Class C	76,416.22
Strategic Real Return	6,332,590.16
Institutional Class	735,664.16
	$ 7,360,569

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $22,804 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund

Annual Report

7. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program - continued

lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 12,961,000	4.37%	$ 1,573

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $21,791 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $19,371,000. The weighted average interest rate was 1.30%. The interest expense amounted to $700 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

10. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class B	1.75%	$ 528

Annual Report

Notes to Financial Statements - continued

10. Expense Reductions - continued

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $25,806 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $5,544. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Strategic Real Return	$ 6,873

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended September 30,	2009A	2008
From net investment income
Class A	$ 2,727,717	$ 1,966,955
Class T	570,324	1,101,739
Class B	134,171	256,053
Class C	787,740	1,086,390
Strategic Real Return	120,339,069	211,830,750
Class F	2,364	-
Institutional Class	12,994,521	18,688,393
Total	$ 137,555,906	$ 234,930,280
From net realized gain
Class A	$ 5,924,372	$ 209,617
Class T	1,253,538	175,882
Class B	360,885	46,275
Class C	2,178,629	174,156
Strategic Real Return	243,192,394	32,442,296
Institutional Class	26,344,091	2,916,156
Total	$ 279,253,909	$ 35,964,382

A Distributions for Class F are for the period June 26, 2009 (commencement of sale of shares) to September 30, 2009.

Annual Report

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended September 30,	2009A	2008	2009A	2008
Class A
Shares sold	5,976,185	13,292,891	$ 45,357,036	$ 135,382,589
Reinvestment of distributions	1,144,167	192,121	8,183,396	1,958,121
Shares redeemed	(6,861,567)	(2,598,508)	(50,424,566)	(26,053,450)
Net increase (decrease)	258,785	10,886,504	$ 3,115,866	$ 111,287,260
Class T
Shares sold	946,463	1,421,715	$ 7,348,115	$ 14,529,608
Reinvestment of distributions	235,649	120,240	1,688,581	1,218,028
Shares redeemed	(1,276,358)	(1,322,360)	(9,464,495)	(13,409,762)
Net increase (decrease)	(94,246)	219,595	$ (427,799)	$ 2,337,874
Class B
Shares sold	241,356	593,734	$ 1,815,580	$ 6,017,378
Reinvestment of distributions	55,823	26,452	400,507	267,760
Shares redeemed	(520,692)	(341,147)	(3,802,098)	(3,436,183)
Net increase (decrease)	(223,513)	279,039	$ (1,586,011)	$ 2,848,955
Class C
Shares sold	2,162,008	4,259,788	$ 16,517,340	$ 43,429,512
Reinvestment of distributions	360,754	105,588	2,568,889	1,068,309
Shares redeemed	(2,555,814)	(1,276,629)	(19,089,444)	(12,928,185)
Net increase (decrease)	(33,052)	3,088,747	$ (3,215)	$ 31,569,636
Strategic Real Return
Shares sold	115,111,015	155,667,011	$ 868,456,849	$ 1,583,554,690
Reinvestment of distributions	50,268,485	23,824,789	360,374,519	241,720,730
Shares redeemed	(93,186,546)	(71,620,041)	(686,487,918)	(727,367,628)
Net increase (decrease)	72,192,954	107,871,759	$ 542,343,450	$ 1,097,907,792
Class F
Shares sold	46,524	-	$ 353,665	$ -
Reinvestment of distributions	320	-	2,364	-
Shares redeemed	(47)	-	(376)	-
Net increase (decrease)	46,797	-	$ 355,653	$ -

Annual Report

Notes to Financial Statements - continued

12. Share Transactions - continued

Transactions for each class of shares were as follows - continued:

	Shares		Dollars
Years ended September 30,	2009A	2008	2009A	2008
Institutional Class
Shares sold	23,107,662	30,736,939	$ 171,845,204	$ 312,089,340
Reinvestment of distributions	5,398,380	2,091,534	38,601,750	21,209,226
Shares redeemed	(14,496,960)	(8,428,502)	(108,123,733)	(85,409,508)
Net increase (decrease)	14,009,082	24,399,971	$ 102,323,221	$ 247,889,058

A Share transactions for Class F are for the period June 26, 2009 (commencement of sale of shares) to September 30, 2009.

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Fidelity Freedom 2010 Fund, Fidelity Freedom 2015 Fund and Fidelity Freedom 2020 Fund were the owners of record of approximately 14%, 10% and 18%, respectively, of the total outstanding shares of the Fund. The Fidelity Advisor Freedom Funds and Fidelity Freedom Funds were the owners of record, in the aggregate, of approximately 67% of the total outstanding shares of the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Fixed-Income Trust and Shareholders of Fidelity Strategic Real Return Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Strategic Real Return Fund (the Fund), a fund of Fidelity Fixed-Income Trust, including the schedule of investments, as of September 30, 2009, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2009, by correspondence with the custodians, agent banks and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Strategic Real Return Fund as of September 30, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

November 24, 2009

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 188 funds advised by FMR or an affiliate. Mr. Curvey oversees 408 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Abigail P. Johnson (47)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal and Workplace Investing (2005-present). Ms. Johnson is a Director of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (74)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (67)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President. Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Arthur E. Johnson (62)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Previously, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009), and on the Board of Directors of IKON Office Solutions, Inc. (1999-2008). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (55)

Year of Election or Appointment: 2009

Mr. Kenneally also serves as Trustee (2009-present) or Member of the Advisory Board (2008-present) of other Fidelity Fixed Income and Asset Allocation Funds. Previously, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of The Credit Suisse Funds (U.S. Mutual Fund, 2004-2008) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (69)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions). Previously, Mr. Keyes served as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (62)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director of McKesson Corporation (healthcare service). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (70)

Year of Election or Appointment: 2005

Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer of Hershey Foods Corporation, and as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (2004-2009).

Annual Report

Trustees and Officers - continued

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (51)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (53)

Year of Election or Appointment: 2005 or 2006

Vice President of Fidelity's Fixed Income Funds (2006) and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Derek L. Young (45)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds. Mr. Young also serves as Chief Investment Officers of the Global Asset Allocation Group (2009-present). Previously, Mr. Young served as a portfolio manager.

Scott C. Goebel (41)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Holly C. Laurent (55)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (51)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (42)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (47)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds, Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009) and as Vice President of Business Analysis (2003-2004).

Bryan A. Mehrmann (48)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Stephanie J. Dorsey (40)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Paul M. Murphy (62)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments. Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Kenneth B. Robins (40)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Gary W. Ryan (51)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

A total of 23.81% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $81,860,222 of distributions paid during the period January 1, 2009 to September 30, 2009 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2010 of amounts for use in preparing 2009 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on July 15, 2009. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	29,535,490,304.51	95.434
Withheld	1,412,983,688.53	4.566
TOTAL	30,948,473,993.04	100.000
Albert R. Gamper, Jr.
Affirmative	29,631,645,146.15	95.745
Withheld	1,316,828,846.89	4.255
TOTAL	30,948,473,993.04	100.000
Abigail P. Johnson
Affirmative	29,481,082,358.76	95.259
Withheld	1,467,391,634.28	4.741
TOTAL	30,948,473,993.04	100.000
Arthur E. Johnson
Affirmative	29,601,580,051.86	95.648
Withheld	1,346,893,941.18	4.352
TOTAL	30,948,473,993.04	100.000
Michael E. Kenneally
Affirmative	29,688,902,929.52	95.930
Withheld	1,259,571,063.52	4.070
TOTAL	30,948,473,993.04	100.000
James H. Keyes
Affirmative	29,647,356,020.99	95.796
Withheld	1,301,117,972.05	4.204
TOTAL	30,948,473,993.04	100.000
Marie L. Knowles
Affirmative	29,665,215,088.51	95.854
Withheld	1,283,258,904.53	4.146
TOTAL	30,948,473,993.04	100.000
Kenneth L. Wolfe
Affirmative	29,580,330,647.68	95.579
Withheld	1,368,143,345.36	4.421
TOTAL	30,948,473,993.04	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
Affirmative	22,342,326,668.95	72.192
Against	5,700,226,054.43	18.418
Abstain	2,112,037,717.17	6.825
Broker Non-Votes	793,883,552.49	2.565
TOTAL	30,948,473,993.04	100.000
A Denotes trust-wide proposal and voting results.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Strategic Real Return Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

On May 21, 2009, the Board voted to continue the fund's Advisory Contracts for four months, through September 30, 2009, in connection with the reorganization of the Board's new meeting schedule. The Board considered that the contractual terms of and fees payable under the fund's Advisory Contracts involve no changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the nature or level of services provided under the fund's Advisory Contracts; or (iii) the day-to-day management of the fund or the persons primarily responsible for such management. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through September 30, 2009, with the understanding that the Board would consider their renewal in September 2009.

At its September 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

Annual Report

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to the recent financial crisis, Fidelity took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board specifically noted Fidelity's response to the 2008 credit market crisis. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a proprietary custom index, and (ii) a peer group of mutual funds over multiple periods. Because the fund had been in existence less than five calendar years, the following charts considered by the Board show, over the one- and three-year periods ended December 31, 2008, the total returns of Fidelity Strategic Real Return (retail class) and Class C of the fund, the total returns of a proprietary custom index ("benchmark"), and a range of total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The returns of Fidelity Strategic Real Return (retail class) and Class C show the performance of the highest and lowest performing classes, respectively (based on three-year performance). (The fund did not offer Class F as of December 31, 2008.) The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated. The fund's proprietary custom index is an index developed by FMR that represents the performance of the fund's unmanaged indexes.

Annual Report

Fidelity Strategic Real Return Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Fidelity Strategic Real Return (retail class) of the fund was in the third quartile for the one-year period and the fourth quartile for the three-year period. The Board noted that FMR does not consider that peer group to be a particularly meaningful comparison for the fund, however, because, unlike most of its peers, the fund seeks to achieve its investment objective by allocating its assets among four investment categories. The Board stated that the investment performance of Fidelity Strategic Real Return (retail class) of the fund compared favorably to its benchmark for the one-year period, although the fund's three-year cumulative total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance during 2009.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented recent market events, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 25% means that 75% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Annual Report

Fidelity Strategic Real Return Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2008.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each of Class A, Class B, Class T, Institutional Class, and Fidelity Strategic Real Return (retail class) ranked below its competitive median for 2008 and the total expenses of Class C ranked above its competitive median for 2008. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In its review, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable, although in one case above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Annual Report

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board created an Ad Hoc Committee (the "Committee") to analyze economies of scale. The Committee was formed to consider whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, considering the findings of the Committee, that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability, and the extent to which current market conditions have affected retention and recruitment; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your workplace benefits (including your workplace savings plan, investments, and additional services) via your telephone or PC. You can access your plan and account information and research your investments 24 hours a day.

By Phone

Fidelity provides a single toll-free number to access plan information, account balances, positions, and quotes*. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Workplace
Investing
1-800-835-5092

By PC

Fidelity's web site on the Internet provides a wide range of information, including plan information, daily financial news, fund performance, interactive planning tools, and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.401k.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Limited

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

RRS-F-ANN-1109
1.891876.100

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor
Strategic Real Return
Fund - Class A, Class T,
Class B and Class C

Annual Report

September 30, 2009

Class A, Class T, Class B,
and Class C are classes
of Fidelity® Strategic Real
Return Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The managers' review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Geode is a registered trademark of Geode Capital Management, LLC.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

We've seen a welcome uptick in the global equity markets this spring and summer, as signs of stabilization in some economic indicators have brought many investors back into the marketplace. But there remain other key measures - notably high unemployment and slack consumer spending - that suggest the road back to economic health could still be a bumpy ride. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Abigail P. Johnson

Abigail P. Johnson

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2009	Past 1 year	Life of class A
Class A (incl. 4.00% sales charge)	-6.62%	-0.50%
Class T (incl. 4.00% sales charge)	-6.58%	-0.52%
Class B (incl. contingent deferred sales charge) B	-7.95%	-0.64%
Class C (incl. contingent deferred sales charge) C	-4.43%	-0.32%

A From September 7, 2005.

B Class B shares' contingent deferred sales charges included in the past one year and life of class total return figures are 5% and 2%, respectively.

C Class C shares' contingent deferred sales charges included in the past one year and life of class total return figures are 1% and 0%, respectively.

Annual Report

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Strategic Real Return Fund - Class A on September 7, 2005, when the fund started, and the current 4.00% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital U.S. TIPS Index (Series-L) performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: From extraordinary lows to an uplifting rally, the 12 months ending September 30, 2009, told a tale of two very different markets. The period opened in the midst of a global financial crisis, with bond investors fleeing to higher-quality fixed-income instruments, particularly those backed by the federal government. By March, however, as signs of a potential recovery began to emerge, securities further out on the risk spectrum were favored. The Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) gained 5.67% for the year. Unstable demand for commodities, particularly in the first half of the period, was reflected in the 23.71% drop of the Dow Jones-UBS Commodity Index Total Return. Improved credit markets during the latter half of the period boosted floating-rate bank debt, with the Standard & Poor's®/LSTA Leveraged Performing Loan Index returning 13.22%. Real estate stocks saw the most dramatic comeback of the period. Although the Dow Jones U.S. Select Real Estate Securities IndexSM fell 29.46% for the year, it rose nearly 80% in the final six months. Meanwhile, the Merrill Lynch® U.S. Real Estate Corporate Bond Index posted a 14.62% return.

Comments from Joanna Bewick and Christopher Sharpe, who joined Bewick as Lead Co-Manager of Fidelity Advisor Strategic Real Return Fund on June 1, 2009: The fund's Class A, Class T, Class B and Class C shares declined 2.73%, 2.69%, 3.53% and 3.55%, respectively (excluding sales charges), for the year, versus the 2.60% decline of the Fidelity Strategic Real Return Composite Index and the gain of the Barclays Capital TIPS index. The main factors driving performance versus the Composite index were favorable asset allocation among the fund's individual asset classes, tempered by mixed results at the subportfolio level. Our positioning in inflation-protected securities proved particularly beneficial during the second half of the period, although the overall performance of our holdings in this sleeve detracted. Slack demand in the volatile commodities area resulted in double-digit losses for our subportfolio; however, an underweighting in this asset class added value. Meanwhile, a slight overweighting in floating-rate bank debt provided a modest boost, but weak security selection hampered our results in the group. Lastly, the fund benefited from favorable asset allocation within real estate. That said, mixed results overall from the real estate subportfolios proved difficult to overcome.

Comments from Joanna Bewick and Christopher Sharpe, who joined Bewick as Lead Co-Manager of Fidelity Advisor Strategic Real Return Fund on June 1, 2009: The fund's Institutional Class shares declined 2.49% for the year, versus the 2.60% decline of the Fidelity Strategic Real Return Composite Index and the gain of the Barclays Capital TIPS index. The main factors driving this slight outperformance versus the Composite index were favorable asset allocation among the fund's individual asset classes, tempered by mixed results at the subportfolio level. Our positioning in inflation-protected securities proved particularly beneficial during the second half of the period, although the overall performance of our holdings in this sleeve detracted. Slack demand in the volatile commodities area resulted in double-digit losses for our subportfolio; however, an underweighting in this asset class added value. Meanwhile, a slight overweighting in floating-rate bank debt provided a modest boost, but weak security selection hampered our results in the group. Lastly, the fund benefited from favorable asset allocation within real estate. That said, mixed results overall from the real estate subportfolios proved difficult to overcome.

Annual Report

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2009 to September 30, 2009) for Class A, Class T, Class B, Class C, Strategic Real Return and Institutional Class and for the entire period (June 26, 2009 to September 30, 2009) for Class F. The hypothetical expense example is based on an investment of $1,000 invested at the beginning of the period and held for the one-half year period (April 1, 2009 to September 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Annual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value	Ending Account Value September 30, 2009	Expenses Paid During Period
Class A	1.03%
Actual		$ 1,000.00	$ 1,235.10	$ 5.77 B
Hypothetical A		$ 1,000.00	$ 1,019.90	$ 5.22 C
Class T	1.05%
Actual		$ 1,000.00	$ 1,234.50	$ 5.88 B
Hypothetical A		$ 1,000.00	$ 1,019.80	$ 5.32 C
Class B	1.75%
Actual		$ 1,000.00	$ 1,229.80	$ 9.78 B
Hypothetical A		$ 1,000.00	$ 1,016.29	$ 8.85 C
Class C	1.80%
Actual		$ 1,000.00	$ 1,228.90	$ 10.06 B
Hypothetical A		$ 1,000.00	$ 1,016.04	$ 9.10 C
Strategic Real Return	.76%
Actual		$ 1,000.00	$ 1,237.40	$ 4.26 B
Hypothetical A		$ 1,000.00	$ 1,021.26	$ 3.85 C
Class F	.61%
Actual		$ 1,000.00	$ 1,098.00	$ 1.70 B
Hypothetical A		$ 1,000.00	$ 1,022.01	$ 3.09 C
Institutional Class	.77%
Actual		$ 1,000.00	$ 1,236.30	$ 4.32 B
Hypothetical A		$ 1,000.00	$ 1,021.21	$ 3.90 C

A 5% return per year before expenses

B Actual expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period) for Class A, Class T, Class B, Class C, Strategic Real Return and Institutional Class and multiplied by 97/365 (to reflect the period June 26, 2009 to September 30, 2009) for Class F. The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

C Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

The information in the Quality Diversification and Asset Allocation tables is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.

Holdings Distribution (% of fund's net assets)
	As of September 30, 2009	As of March 31, 2009
Commodity-Linked Notes and Related Investments *	24.1%	24.4%
Inflation-Protected Securities and Related Investments	27.2%	30.2%
Floating Rate High Yield	25.1%	25.0%
Real Estate Investments	22.3%	18.4%
Cash & Cash Equivalents	1.2%	1.6%

* Investments in commodity-linked notes provide indirect exposure to futures contracts on physical commodities via the Dow Jones-UBS Commodity Index Total Return (DJ-UBSCITR), the majority of which trade on U.S. exchanges. The commodity-linked notes sub-portfolio may include a related investment in cash and cash equivalents to match the cash component of the DJ-UBSCITR. The value of commodity-linked notes will change directly based on the performance of the index.

Quality Diversification (% of fund's net assets)
As of September 30, 2009*	As of March 31, 2009**
U.S. Government and U.S. Government Agency Obligations 27.2%	U.S. Government and U.S. Government Agency Obligations 29.9%
AAA 1.0%	AAA 0.7%
AA 0.4%	AA 0.2%
A 0.4%	A 0.4%
BBB 3.7%	BBB 3.6%
BB and Below 21.8%	BB and Below 22.2%
Structured Notes (including Commodity-Linked Notes) 10.1%	Structured Notes (including Commodity-Linked Notes) 8.4%
Not Rated 4.2%	Not Rated 4.9%
Equities 14.8%	Equities 10.7%
Short-Term Investments and Net Other Assets 16.4%	Short-Term Investments and Net Other Assets 19.0%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.
Asset Allocation (% of fund's net assets)
As of September 30, 2009*		As of March 31, 2009**
	Stocks 14.8%		Stocks 10.7%
	U.S. Government and U.S. Government Agency Obligations 27.2%		U.S. Government and U.S. Government Agency Obligations 29.9%
	Corporate Bonds 6.8%		Corporate Bonds 6.4%
	Asset-Backed Securities 0.5%		Asset-Backed Securities 0.6%
	Structured Notes (including Commodity-Linked Notes 10.1%		Structured Notes (including Commodity-Linked Notes 8.4%
	Floating Rate Loans 22.2%		Floating Rate Loans 23.0%
	CMOs and Other Mortgage Related Securities 1.8%		CMOs and Other Mortgage Related Securities 1.6%
	Other Investments 0.2%		Other Investments 0.4%
	Short-Term Investments and Net Other Assets 16.4%		Short-Term Investments and Net Other Assets 19.0%
* Foreign investments	3.2%	** Foreign investments	3.0%
* Futures and Swaps	0.0%	** Futures and Swaps	1.9%
* U.S Treasury Inflation-Indexed Securities	27.2%	** U.S Treasury Inflation-Indexed Securities	29.9%

Annual Report

Investments September 30, 2009

Showing Percentage of Net Assets

Corporate Bonds - 5.3%
		Principal Amount (c)	Value
Convertible Bonds - 2.1%
FINANCIALS - 2.1%
Commercial Banks - 0.0%
CapitalSource, Inc. 7.25% 7/15/37		$ 1,200,000	$ 904,680
Real Estate Investment Trusts - 1.8%
Acadia Realty Trust 3.75% 12/15/26		9,305,000	8,721,670
Alexandria Real Estate Equities, Inc. 3.7% 1/15/27 (d)		7,975,000	7,383,255
BioMed Realty LP 4.5% 10/1/26 (d)		4,500,000	4,185,000
Boston Properties, Inc. 3.75% 5/15/36		900,000	913,140
Brandywine Operating Partnership LP 3.875% 10/15/26		1,700,000	1,627,750
BRE Properties, Inc. 4.125% 8/15/26		12,850,000	12,578,351
CapLease, Inc. 7.5% 10/1/27 (d)		5,500,000	4,400,000
Corporate Office Properties LP 3.5% 9/15/26 (d)		2,620,000	2,537,994
Duke Realty LP 3.75% 12/1/11 (d)		2,850,000	2,750,250
Home Properties, Inc. 4.125% 11/1/26 (d)		1,900,000	1,826,375
Hospitality Properties Trust 3.8% 3/15/27		5,200,000	4,927,000
Inland Real Estate Corp. 4.625% 11/15/26		4,700,000	4,357,914
Lexington Master Ltd. Partnership 5.45% 1/15/27 (d)		9,400,000	8,589,250
MPT Operating Partnership LP 9.25% 4/1/13 (d)		3,000,000	2,923,200
National Retail Properties, Inc. 3.95% 9/15/26		2,700,000	2,863,693
ProLogis Trust:
1.875% 11/15/37		4,400,000	3,762,088
2.625% 5/15/38		500,000	429,375
SL Green Realty Corp. 3% 3/30/27 (d)		1,450,000	1,305,000
The Macerich Co. 3.25% 3/15/12 (d)		4,300,000	3,891,500
United Dominion Realty Trust, Inc. 3.625% 9/15/11		8,100,000	7,781,063
Vornado Realty Trust 2.85% 4/1/27		4,660,000	4,449,694
Washington (REIT):
3.875% 9/15/26		4,350,000	4,208,625
3.875% 9/15/26		3,350,000	3,241,125
			99,653,312
Real Estate Management & Development - 0.3%
ERP Operating LP 3.85% 8/15/26		8,750,000	8,667,838
First Potomac Realty Investment LP 4% 12/15/11 (d)		2,400,000	2,157,000
Kilroy Realty LP 3.25% 4/15/12 (d)		5,000,000	4,500,000
			15,324,838
TOTAL FINANCIALS			115,882,830
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - 3.2%
CONSUMER DISCRETIONARY - 0.5%
Hotels, Restaurants & Leisure - 0.1%
Host Marriott LP 7% 8/15/12		$ 1,800,000	$ 1,804,500
Starwood Hotels & Resorts Worldwide, Inc. 6.25% 2/15/13		1,500,000	1,477,500
Times Square Hotel Trust 8.528% 8/1/26 (d)		864,910	791,653
			4,073,653
Household Durables - 0.4%
D.R. Horton, Inc.:
5.375% 6/15/12		2,900,000	2,900,000
6.5% 4/15/16		1,000,000	983,750
KB Home:
5.875% 1/15/15		1,500,000	1,425,000
6.25% 6/15/15		5,100,000	4,870,500
9.1% 9/15/17		500,000	530,000
Lennar Corp.:
5.5% 9/1/14		4,000,000	3,740,000
5.95% 10/17/11		1,000,000	990,000
M/I Homes, Inc. 6.875% 4/1/12		2,950,000	2,714,000
Meritage Homes Corp. 6.25% 3/15/15		3,500,000	3,255,000
Ryland Group, Inc.:
6.875% 6/15/13		1,000,000	1,030,000
8.4% 5/15/17		250,000	265,000
Stanley-Martin Communities LLC 9.75% 8/15/15 (b)		6,300,000	1,386,000
			24,089,250
TOTAL CONSUMER DISCRETIONARY			28,162,903
FINANCIALS - 2.6%
Diversified Financial Services - 0.0%
Sunwest Management, Inc. 8.385% 6/9/10 (b)(f)		3,175,000	1,746,250
Real Estate Investment Trusts - 2.3%
AMB Property LP:
5.9% 8/15/13		600,000	563,044
6.3% 6/1/13		2,000,000	1,945,120
Arden Realty LP 5.2% 9/1/11		500,000	517,649
AvalonBay Communities, Inc.:
4.95% 3/15/13		1,500,000	1,524,084
5.5% 1/15/12		1,000,000	1,042,808
5.7% 3/15/17		500,000	510,658
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
AvalonBay Communities, Inc.: - continued
6.625% 9/15/11		$ 1,521,000	$ 1,619,641
Brandywine Operating Partnership LP:
4.5% 11/1/09		800,000	799,767
5.75% 4/1/12		1,000,000	1,007,071
6% 4/1/16		1,000,000	926,154
7.5% 5/15/15		500,000	500,229
Camden Property Trust 5% 6/15/15		1,400,000	1,332,387
Colonial Properties Trust 6.875% 8/15/12		1,000,000	1,017,500
Colonial Realty LP 6.05% 9/1/16		1,000,000	883,418
Commercial Net Lease Realty, Inc.:
6.15% 12/15/15		700,000	660,605
6.25% 6/15/14		1,170,000	1,141,722
Developers Diversified Realty Corp.:
4.625% 8/1/10		1,600,000	1,572,939
5.375% 10/15/12		2,000,000	1,874,842
9.625% 3/15/16		1,880,000	1,885,907
Duke Realty LP:
5.625% 8/15/11		680,000	687,910
6.25% 5/15/13		750,000	761,117
7.375% 2/15/15		500,000	515,672
Equity One, Inc.:
6% 9/15/16		1,000,000	908,137
6.25% 1/15/17		1,000,000	913,183
Federal Realty Investment Trust:
4.5% 2/15/11		3,050,000	3,043,921
5.65% 6/1/16		700,000	665,381
5.95% 8/15/14		1,000,000	1,002,258
Health Care Property Investors, Inc.:
4.875% 9/15/10		700,000	703,895
6% 3/1/15		1,500,000	1,458,665
6% 1/30/17		1,000,000	933,929
6.3% 9/15/16		4,500,000	4,330,103
Health Care REIT, Inc. 6.2% 6/1/16		2,250,000	2,102,200
Healthcare Realty Trust, Inc.:
5.125% 4/1/14		500,000	470,450
8.125% 5/1/11		2,608,000	2,729,768
Highwoods/Forsyth LP 5.85% 3/15/17		3,200,000	2,818,349
HMB Capital Trust V 3.899% 12/15/36 (b)(d)(f)		4,300,000	430
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Hospitality Properties Trust:
5.625% 3/15/17		$ 1,540,000	$ 1,305,347
6.7% 1/15/18		1,000,000	887,441
6.75% 2/15/13		1,250,000	1,235,646
7.875% 8/15/14		500,000	500,962
Host Hotels & Resorts LP:
6.875% 11/1/14		2,000,000	1,940,000
9% 5/15/17 (d)		750,000	795,000
HRPT Properties Trust:
0.895% 3/16/11 (f)		2,000,000	1,891,308
6.5% 1/15/13		1,000,000	1,002,145
iStar Financial, Inc. 5.95% 10/15/13		7,995,000	4,637,100
Kimco Realty Corp.:
5.783% 3/15/16		550,000	540,630
6.875% 10/1/19		500,000	511,380
Liberty Property LP:
5.125% 3/2/15		1,440,000	1,337,619
6.375% 8/15/12		2,680,000	2,769,340
National Retail Properties, Inc. 6.875% 10/15/17		2,000,000	1,836,124
Nationwide Health Properties, Inc.:
6% 5/20/15		1,500,000	1,370,867
6.25% 2/1/13		2,000,000	2,025,698
6.5% 7/15/11		4,000,000	4,123,028
Omega Healthcare Investors, Inc.:
7% 4/1/14		4,550,000	4,424,875
7% 1/15/16		1,898,000	1,793,610
Pan Pacific Retail Properties, Inc. 5.95% 6/1/14		1,700,000	1,578,941
Rouse Co.:
5.375% 11/26/13 (b)		3,050,000	2,600,125
7.2% 9/15/12 (b)		1,000,000	870,000
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (b)(d)		9,000,000	7,751,250
Senior Housing Properties Trust 8.625% 1/15/12		6,900,000	7,038,000
Shurgard Storage Centers, Inc.:
5.875% 3/15/13		3,000,000	3,056,754
7.75% 2/22/11		1,000,000	1,042,941
Simon Property Group LP:
5% 3/1/12		700,000	721,845
5.75% 5/1/12		500,000	522,467
6.1% 5/1/16		1,000,000	1,027,749
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Simon Property Group LP: - continued
6.75% 5/15/14		$ 800,000	$ 857,985
UDR, Inc. 5.5% 4/1/14		2,000,000	1,992,718
United Dominion Realty Trust, Inc. 6.05% 6/1/13		2,500,000	2,532,700
Ventas Realty LP:
6.5% 6/1/16		660,000	636,900
6.5% 6/1/16		4,770,000	4,603,050
6.625% 10/15/14		8,020,000	7,799,450
7.125% 6/1/15		1,147,000	1,118,325
Weingarten Realty Invstors:
4.857% 1/15/14		1,000,000	928,303
5.263% 5/15/12		1,000,000	950,958
			127,929,494
Real Estate Management & Development - 0.3%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13		1,240,000	1,193,500
8.125% 6/1/12		1,000,000	991,250
CB Richard Ellis Services, Inc. 11.625% 6/15/17 (d)		1,000,000	1,080,000
ERP Operating LP:
5.2% 4/1/13		1,900,000	1,934,356
6.625% 3/15/12		3,000,000	3,209,250
First Industrial LP 5.75% 1/15/16		1,000,000	690,428
Regency Centers LP:
5.25% 8/1/15		4,009,000	3,723,214
5.875% 6/15/17		600,000	563,963
			13,385,961
Thrifts & Mortgage Finance - 0.0%
Wrightwood Capital LLC 10.5% 6/1/14 (b)(d)		4,750,000	1,983,125
TOTAL FINANCIALS			145,044,830
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Skilled Healthcare Group, Inc. 11% 1/15/14		1,300,000	1,345,500
Sun Healthcare Group, Inc. 9.125% 4/15/15		3,490,000	3,472,550
			4,818,050
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - 0.0%
Construction & Engineering - 0.0%
Toys 'R' Us Property Co. I LLC 10.75% 7/15/17 (d)		$ 1,500,000	$ 1,608,750
MATERIALS - 0.0%
Paper & Forest Products - 0.0%
Plum Creek Timberlands LP 5.875% 11/15/15		2,000,000	2,057,938
TOTAL NONCONVERTIBLE BONDS			181,692,471
TOTAL CORPORATE BONDS (Cost $285,341,109)			297,575,301
U.S. Treasury Inflation Protected Obligations - 27.2%

U.S. Treasury Inflation-Indexed Bonds:
1.75% 1/15/28		60,652,000	58,412,921
2% 1/15/26		110,595,760	110,676,924
2.375% 1/15/25		88,083,350	92,578,666
2.5% 1/15/29		64,699,305	69,719,686
3.625% 4/15/28		30,758,343	38,196,165
3.875% 4/15/29		34,454,052	44,637,319
U.S. Treasury Inflation-Indexed Notes:
0.625% 4/15/13		60,115,690	60,112,147
1.25% 4/15/14		25,440,500	25,872,481
1.375% 7/15/18		24,967,750	24,802,721
1.625% 1/15/15		70,515,058	71,998,392
1.625% 1/15/18		42,764,800	43,337,452
1.875% 7/15/13		72,559,869	75,106,590
1.875% 7/15/15		62,712,374	64,972,146
1.875% 7/15/19		19,164,160	19,776,812
2% 4/15/12		54,551,334	56,593,811
2% 1/15/14		81,803,425	84,892,043
2% 7/15/14		72,150,770	75,134,586
2% 1/15/16		58,973,555	61,385,106
2.125% 1/15/19		36,111,240	38,021,775
2.375% 4/15/11		65,318,204	67,335,431
2.375% 1/15/17		45,119,620	48,134,967
2.375% 1/15/27		74,220,440	78,298,899
2.5% 7/15/16		55,986,525	60,199,478
2.625% 7/15/17		46,759,950	50,907,448
U.S. Treasury Inflation Protected Obligations - continued
		Principal Amount (c)	Value
U.S. Treasury Inflation-Indexed Notes: - continued
3% 7/15/12		$ 72,545,349	$ 77,245,322
3.375% 1/15/12		9,060,139	9,644,233
3.5% 1/15/11		35,141,876	36,611,845
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS (Cost $1,483,777,028)			1,544,605,366
Asset-Backed Securities - 0.5%

Anthracite CDO II Ltd. Series 2002-2A Class F, 7.6% 12/24/37 (d)		3,005,000	1,202,000
Anthracite CDO III Ltd./Anthracite CDO III Corp. Series 2004-1A Class A, 0.6063% 3/23/19 (d)(f)		2,810,537	1,826,849
Brascan Real Estate CDO Ltd./Brascan Real Estate CDO Corp. Series 2004-1A Class A, 0.86% 1/20/40 (d)(f)		4,810,288	3,222,893
Capital Trust RE CDO Ltd./Capital Trust RE CDO Corp. Series 2005-3A Class A2, 5.16% 6/25/35 (d)		5,000,000	4,500,000
CapitalSource Real Estate Loan Trust Series 2006-1A Class A2A, 0.76% 1/20/37 (d)(f)		2,215,687	997,059
CapLease CDO Ltd. Series 2005-1A Class A, 4.926% 1/29/40 (d)		2,500,000	1,375,000
Conseco Finance Securitizations Corp.:
Series 2002-1 Class M2, 9.546% 12/1/33		1,500,000	976,315
Series 2002-2 Class M2, 9.163% 3/1/33		2,500,000	1,558,815
Countrywide Home Loan Trust Series 2006-BC2 Class N, 6.5% 2/25/47 (d)		181,452	5,444
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A:
Class B1, 6.065% 12/28/35 (d)		2,140,000	963,000
Class B2, 1.6331% 12/28/35 (d)(f)		2,110,000	675,200
Class D, 9% 12/28/35 (d)		500,000	126,650
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class D, 9% 6/28/38 (d)		1,000,000	250,000
Fairfield Street Solar Corp. Series 2004-1A Class E1, 3.7369% 11/28/39 (d)(f)		850,000	34,000
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class E, 1.8963% 9/25/46 (d)(f)		752,757	52,693
Home Equity Asset Trust Series 2006-3N Class B, 6.5% 8/27/36 (d)		750,000	1
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 3/15/28		6,125,000	1,029,741
Long Beach Asset Holdings Corp. Series 2006-4 Class N1, 5.877% 6/25/46 (d)		624,362	62
Asset-Backed Securities - continued
		Principal Amount (c)	Value
Merit Securities Corp. Series 13 Class M1, 7.9882% 12/28/33		$ 1,900,000	$ 758,100
N-Star Real Estate CDO Ltd. Series 1A:
Class B1, 2.0469% 8/28/38 (d)(f)		4,090,000	2,454,000
Class C1B, 7.696% 8/28/38 (d)		1,189,000	527,916
Prima Capital CDO Ltd./Prima Capital CDO Corp. Series 2005-1A Class A2, 4.646% 7/24/39 (d)		5,735,969	4,818,214
Residential Asset Securities Corp. Series 2003-KS10 Class MI3, 6.41% 12/25/33		525,429	118,724
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 3.1219% 2/5/36 (d)(f)		274,583	2,746
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 5.835% 9/25/26 (d)(f)		3,000,000	180,000
Series 2006-1A:
Class F, 1.435% 9/25/26 (d)(f)		2,250,000	112,500
Class G, 1.635% 9/25/26 (d)(f)		1,530,000	61,200
Class H, 1.935% 9/25/26 (d)(f)		4,300,000	150,500
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A Class F, 2.3688% 11/21/40 (d)(f)		1,500,000	45,000
TOTAL ASSET-BACKED SECURITIES (Cost $48,795,929)			28,024,622
Collateralized Mortgage Obligations - 0.3%

Private Sponsor - 0.3%
Banc of America Large Loan, Inc. Series 2005-MIB1 Class A2, 0.4534% 3/15/22 (d)(f)		9,730,000	7,606,439
Countrywide Alternative Loan Trust Series 2006-OC5N Class N, 7.25% 7/25/37 (d)		414,656	41
Countrywide Home Loans, Inc. Series 2005-R3 Class B3, 5.5% 9/25/35 (d)(f)		138,745	17,489
Countrywide Home Loans, Inc. Series 2003-J15:
Class B3, 4.7077% 1/25/19 (d)(f)		80,637	22,740
Class B4, 4.7077% 1/25/19 (d)(f)		161,274	50,086
Merrill Lynch Floating Trust floater Series 2006-1 Class TM, 0.7434% 6/15/22 (d)(f)		5,497,954	3,848,568
Merrill Lynch Mortgage Trust Series 2002-MW1 Class E, 6.219% 7/12/34 (d)		1,935,000	1,751,104
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2005-D Class B6, 2.4934% 12/15/37 (d)(f)		460,923	30,006
Series 2006-B Class B6, 1.9434% 7/15/38 (d)(f)		925,994	25,557
RESIX Finance Ltd. floater:
Series 2005-C Class B7, 3.3494% 9/10/37 (d)(f)		140,814	10,406
Collateralized Mortgage Obligations - continued
		Principal Amount (c)	Value
Private Sponsor - continued
RESIX Finance Ltd. floater: - continued
Series 2005-D Class B7, 4.4934% 12/15/37 (d)(f)		$ 276,554	$ 21,709
Series 2006-A Class B7, 3.7434% 3/15/38 (d)(f)		711,323	40,545
Series 2006-B Class B7, 4.0934% 7/15/38 (d)(f)		925,994	36,021
Series 2007-A Class BB, 3.5934% 2/15/39 (d)(f)		785,561	16,261
SBA CMBS Trust Series 2006-1A:
Class E, 6.174% 11/15/36 (d)		96,000	95,280
Class G, 6.904% 11/15/36 (d)		76,000	75,430
Class H, 7.389% 11/15/36 (d)		37,000	36,630
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $18,674,304)			13,684,312
Commercial Mortgage Securities - 1.5%

American Tower Trust I Series 2007-1A Class D, 5.9568% 4/15/37 (d)		4,800,000	4,656,000
Banc of America Commercial Mortgage, Inc. sequential payer:
Series 2002-2 Class F, 5.487% 7/11/43		4,000,000	3,767,129
Series 2005-1 Class A3, 4.877% 11/10/42		874,842	874,091
Banc of America Large Loan, Inc. floater Series 2005-MIB1 Class K, 2.2434% 3/15/22 (d)(f)		800,000	280,000
Chase Commercial Mortgage Securities Corp. Series 1998-1 Class H, 6.34% 5/18/30 (d)		2,000,000	1,253,552
Claregold Trust Series 2007-2A:
Class F, 5.01% 5/15/44 (f)	CAD	1,605,000	612,449
Class G, 5.01% 5/15/44 (f)	CAD	351,000	120,111
Class H, 5.01% 5/15/44 (f)	CAD	235,000	71,233
Class J, 5.01% 5/15/44 (f)	CAD	235,000	64,986
Class K, 5.01% 5/15/44 (f)	CAD	118,000	28,632
Class L, 5.01% 5/15/44 (f)	CAD	421,000	90,367
Class M, 5.01% 5/15/44 (f)	CAD	1,927,737	383,963
COMM pass-thru certificates Series 2001-J1A Class F, 6.958% 2/14/34 (d)		1,475,000	1,425,660
Credit Suisse First Boston Mortgage Securities Corp.:
Series 1997-C2 Class F, 7.46% 1/17/35 (f)		1,500,000	1,546,331
Series 2003-C3 Class D, 4.131% 5/15/38		2,000,000	1,332,626
Credit Suisse/Morgan Stanley Commercial Mortgage Trust Series 2006-HC1A:
Class A1, 0.4334% 5/15/23 (d)(f)		3,405,941	2,884,770
Class K, 1.7204% 5/15/23 (d)(f)		3,757,000	1,324,223
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Crest Ltd. Series 2001-1A Class C, 9% 2/25/34 (d)		$ 500,000	$ 200,000
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. Series 2006-1A:
Class D, 5.7724% 11/15/36 (d)		2,500,000	2,506,250
Class E, 6.0652% 11/15/36 (d)		1,200,000	1,200,000
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		2,400,000	843,147
DLJ Commercial Mortgage Corp. Series 1998-CG1 Class B4, 7.4591% 6/10/31 (d)(f)		2,500,000	2,550,217
G-Force LLC sequential payer Series 2005-RRA Class A2, 4.83% 8/22/36 (d)		7,885,000	6,071,450
GE Capital Commercial Mortgage Corp.:
Series 2001-3 Class C, 6.51% 6/10/38		1,430,000	1,392,429
Series 2002-1A Class H, 7.401% 12/10/35 (d)(f)		1,207,000	985,251
Global Towers Partners Acquisition Partners I LLC Series 2007-1A Class G, 7.8737% 5/15/37 (d)		3,000,000	2,700,000
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C2:
Class E, 7.624% 4/15/29 (f)		21,131	21,294
Class F, 6.75% 4/15/29 (f)		1,000,000	947,538
Class G, 6.75% 4/15/29 (f)		1,000,000	519,046
Series 1999-C1 Class F, 6.02% 5/15/33 (d)		2,500,000	2,019,658
Series 1999-C3 Class J, 6.974% 8/15/36 (d)		2,720,000	2,502,994
Series 2000-C1:
Class H, 7% 3/15/33 (d)		1,190,000	940,422
Class K, 7% 3/15/33		1,000,000	599,953
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2003-C1 Class D, 4.29% 7/5/35 (d)		1,000,000	874,862
Series 2002-C1 Class H, 5.903% 1/11/35 (d)		1,000,000	813,730
GS Mortgage Securities Corp. II floater Series 2007-EOP Class L, 1.5444% 3/1/20 (d)(f)		2,800,000	1,848,000
JPMorgan Chase Commercial Mortgage Securities Trust floater Series 2005-FL1A Class A2, 0.4234% 2/15/19 (d)(f)		8,990,000	7,954,661
JPMorgan Commercial Mortgage Finance Corp. Series 1997-C5 Class F, 7.5605% 9/15/29		2,066,000	2,015,177
LB Commercial Conduit Mortgage Trust Series 1998-C4 Class G, 5.6% 10/15/35 (d)		1,000,000	952,500
LB-UBS Commercial Mortgage Trust sequential pay Series 2005-C7 Class A1, 4.99% 11/15/30		630,849	636,161
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A Class B, 4.13% 11/20/37 (d)		2,630,000	2,130,300
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
LNR CFL Series 2004-1:
Class I10, 7.72% 2/26/28 (d)		$ 1,350,000	$ 652,995
Class I11, 7.72% 2/26/28 (d)		751,000	286,356
Class I12, 7.72% 2/26/28 (d)		750,000	233,025
Class I9, 7.72% 2/26/28 (d)		1,149,200	691,244
Merrill Lynch Mortgage Investors Trust Series 2001-HRPA Class H, 6.778% 2/3/16 (d)		2,000,000	1,900,000
Mezz Capital Commercial Mortgage Trust Series 2005-C3:
Class D, 7.7% 5/20/44 (d)		600,000	36,000
Class F, 10.813% 5/20/44 (d)		400,000	16,000
Morgan Stanley Capital I Trust:
sequential payer Series 2004-RR2 Class A2, 5.45% 10/28/33 (d)		4,732,016	3,951,233
Series 2005-HQ7 Class E, 5.3779% 11/14/42 (f)		1,250,000	504,850
Multi Security Asset Trust sequential payer Series 2005-RR4A Class A2, 4.83% 11/28/35 (d)		5,000,000	4,250,000
Prudential Securities Secured Financing Corp. Series 1999-NRF1 Class F, 6.074% 11/1/31 (d)		1,000,000	1,000,000
SBA CMBS Trust Series 2006-1A Class J, 7.825% 11/15/36 (d)		1,150,000	1,138,500
Structured Asset Securities Corp. Series 1997-LLI Class F, 7.3% 10/12/34 (d)		1,000,000	998,280
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (d)		2,000,000	1,720,000
UBS Commercial Mortgage Trust Series 2007-FL1 Class F, 0.8184% 7/15/24 (d)(f)		1,800,000	250,937
Wachovia Bank Commercial Mortgage Trust Series 2005-C20 Class A3SF, 0.4028% 7/15/42 (f)		3,728,011	3,578,891
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $96,977,146)			85,149,474
Common Stocks - 13.3%
	Shares
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.0%
Starwood Hotels & Resorts Worldwide, Inc.	35,000	1,156,050
Wynn Macau Ltd. (e)	248,000	322,560
		1,478,610
Household Durables - 0.1%
D.R. Horton, Inc.	32,300	368,543
Lennar Corp. Class A	48,600	692,550
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
M/I Homes, Inc. (a)	46,400	$ 630,576
Pulte Homes, Inc.	197,797	2,173,789
Toll Brothers, Inc. (a)	41,200	805,048
		4,670,506
TOTAL CONSUMER DISCRETIONARY		6,149,116
FINANCIALS - 12.8%
Diversified Financial Services - 0.0%
Capitol Acquisition Corp. (a)	100,000	984,000
Real Estate Investment Trusts - 12.5%
Acadia Realty Trust (SBI)	1,011,544	15,243,968
Alexandria Real Estate Equities, Inc.	293,567	15,955,366
AMB Property Corp. (SBI)	260,800	5,985,360
American Campus Communities, Inc.	65,600	1,761,360
Annaly Capital Management, Inc.	503,700	9,137,118
Anworth Mortgage Asset Corp.	107,700	848,676
Apartment Investment & Management Co. Class A	1,116,217	16,464,201
AvalonBay Communities, Inc.	188,816	13,732,588
Boston Properties, Inc.	293,000	19,206,150
Brandywine Realty Trust (SBI)	1,253,387	13,837,392
Camden Property Trust (SBI)	440,200	17,740,060
CapLease, Inc.	217,300	875,719
CBL & Associates Properties, Inc.	1,354,638	13,139,989
Colonial Properties Trust (SBI)	142,300	1,384,579
Corporate Office Properties Trust (SBI)	487,018	17,961,224
Cypress Sharpridge Investments, Inc.	330,641	4,695,102
Cypress Sharpridge Investments, Inc. (d)	208,316	2,958,087
Developers Diversified Realty Corp.	1,491,221	13,778,882
DiamondRock Hospitality Co.	1,836,262	14,873,722
Digital Realty Trust, Inc.	476,900	21,799,099
Duke Realty LP	2,007,300	24,107,673
Education Realty Trust, Inc.	58,371	346,140
Equity Lifestyle Properties, Inc.	143,600	6,144,644
Equity Residential (SBI)	537,482	16,500,697
Essex Property Trust, Inc.	223,371	17,775,864
Federal Realty Investment Trust (SBI)	42,000	2,577,540
First Industrial Realty Trust, Inc.	496,800	2,608,200
Franklin Street Properties Corp.	23,200	303,920
Glimcher Realty Trust	124,100	455,447
Government Properties Income Trust	54,300	1,303,743
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
HCP, Inc.	631,600	$ 18,152,184
Health Care REIT, Inc.	43,900	1,827,118
Healthcare Realty Trust, Inc.	384,785	8,130,507
Highwoods Properties, Inc. (SBI)	830,500	26,119,225
Home Properties, Inc.	197,400	8,505,966
Host Hotels & Resorts, Inc.	674,700	7,941,219
Inland Real Estate Corp.	146,500	1,283,340
Kimco Realty Corp.	302,220	3,940,949
Kite Realty Group Trust	984,130	4,103,822
LaSalle Hotel Properties (SBI)	36,780	723,095
Lexington Corporate Properties Trust	59,499	303,445
Liberty Property Trust (SBI)	43,300	1,408,549
MFA Financial, Inc.	2,160,646	17,198,742
National Retail Properties, Inc.	108,500	2,329,495
Nationwide Health Properties, Inc.	150,700	4,670,193
Omega Healthcare Investors, Inc.	27,100	434,142
ProLogis Trust	2,939,204	35,035,312
Public Storage	331,800	24,964,632
Ramco-Gershenson Properties Trust (SBI)	124,000	1,106,080
Redwood Trust, Inc.	70,700	1,095,850
Regency Centers Corp.	672,500	24,916,125
Simon Property Group, Inc.	865,955	60,123,256
SL Green Realty Corp.	570,300	25,007,655
Starwood Property Trust, Inc.	48,900	990,225
Sunstone Hotel Investors, Inc.	2,855,760	20,275,896
Tanger Factory Outlet Centers, Inc.	98,100	3,663,054
The Macerich Co.	667,093	20,232,931
U-Store-It Trust	1,703,608	10,647,550
UDR, Inc.	249,839	3,932,466
Ventas, Inc.	1,272,680	48,998,180
Vornado Realty Trust	393,257	25,329,683
		706,893,396
Real Estate Management & Development - 0.3%
BR Malls Participacoes SA (a)	241,100	2,847,841
Brookfield Properties Corp.	437,500	4,926,250
CB Richard Ellis Group, Inc. Class A (a)	910,149	10,685,149
		18,459,240
TOTAL FINANCIALS		726,336,636
Common Stocks - continued
	Shares	Value
HEALTH CARE - 0.4%
Health Care Providers & Services - 0.4%
Brookdale Senior Living, Inc.	197,100	$ 3,573,423
Capital Senior Living Corp. (a)	173,000	1,055,300
Emeritus Corp. (a)	812,635	17,837,338
Sun Healthcare Group, Inc. (a)	111,500	963,360
		23,429,421
TOTAL COMMON STOCKS (Cost $768,990,888)		755,915,173
Preferred Stocks - 1.5%

Convertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Real Estate Investment Trusts - 0.1%
HRPT Properties Trust 6.50%	120,000	2,181,240
Lexington Corporate Properties Trust Series C 6.50%	33,800	1,005,550
Simon Property Group, Inc. 6.00%	25,900	1,555,036
		4,741,826
Nonconvertible Preferred Stocks - 1.4%
FINANCIALS - 1.4%
Diversified Financial Services - 0.0%
DRA CRT Acquisition Corp. Series A, 8.50%	1,700	21,250
Red Lion Hotels Capital Trust 9.50%	138,465	2,881,457
W2007 Grace Acquisition I, Inc. Series B, 8.75% (a)	7,600	3,800
		2,906,507
Real Estate Investment Trusts - 1.4%
Alexandria Real Estate Equities, Inc. Series C, 8.375%	53,500	1,295,770
AMB Property Corp. Series O, 7.00%	1,000	23,250
American Home Mortgage Investment Corp.:
Series A, 9.375% (a)	81,500	163
Series B, 9.25% (a)	233,544	8,174
Annaly Capital Management, Inc. Series A, 7.875%	205,500	4,993,650
Anworth Mortgage Asset Corp. Series A, 8.625%	220,500	5,400,045
Apartment Investment & Management Co.:
Series G, 9.375%	72,500	1,784,225
Series T, 8.00%	80,000	1,706,400
BioMed Realty Trust, Inc. Series A, 7.375%	20,000	445,000
Cedar Shopping Centers, Inc. 8.875%	15,000	304,500
CenterPoint Properties Trust Series D, 5.377%	5,280	2,376,000
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Colonial Properties Trust (depositary shares) Series D, 8.125%	89,500	$ 2,053,130
Cousins Properties, Inc.:
Series A, 7.75%	79,600	1,634,188
Series B, 7.50%	43,159	842,895
Developers Diversified Realty Corp. (depositary shares) Series G, 8.00%	40,100	761,900
Digital Realty Trust, Inc.:
Series A, 8.50%	90,000	2,196,000
Series B, 7.875%	36,100	859,541
Duke Realty LP 8.375%	112,097	2,720,594
Eagle Hospitality Properties Trust, Inc. 8.25%	71,300	32,085
Equity Residential (depositary shares) Series N, 6.48%	21,200	443,928
Health Care REIT, Inc. Series F, 7.625%	50,000	1,184,500
HomeBanc Mortgage Corp. Series A, 0.00% (a)	213,315	1,280
Hospitality Properties Trust:
Series B, 8.875%	227,090	5,370,679
Series C, 7.00%	74,798	1,454,821
HRPT Properties Trust Series B, 8.75%	11,666	275,318
Innkeepers USA Trust Series C, 8.00%	198,000	217,800
Kimco Realty Corp. Series G, 7.75%	168,000	4,090,800
LaSalle Hotel Properties:
Series B, 8.375%	9,550	214,875
Series E, 8.00%	91,400	1,988,864
Series G, 7.25%	87,640	1,752,800
LBA Realty Fund II Series B, 7.625% (a)	146,695	1,760,340
Lexington Corporate Properties Trust Series B, 8.05%	59,400	1,076,328
Lexington Realty Trust 7.55%	32,300	549,100
LTC Properties, Inc. Series F, 8.00%	98,800	2,311,920
MFA Financial, Inc. Series A, 8.50%	378,300	9,344,010
Mid-America Apartment Communities, Inc. Series H, 8.30%	56,100	1,381,743
Newcastle Investment Corp.:
Series B, 9.75%	155,900	1,077,269
Series D, 8.375%	25,896	165,734
Omega Healthcare Investors, Inc. Series D, 8.375%	80,000	1,952,000
PS Business Parks, Inc.:
(depositary shares) Series L, 7.60%	14,410	331,718
Series P, 6.70%	65,000	1,374,750
Public Storage:
(depositary shares)	30,000	748,800
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Public Storage: - continued
Series I, 7.25%	31,655	$ 798,023
Series K, 7.25%	80,000	1,992,800
Series L, 6.75%	10,000	226,400
Series N, 7.00%	40,000	953,600
Realty Income Corp. 6.75%	4,500	108,450
Regency Centers Corp. 7.25%	31,125	690,975
Saul Centers, Inc.:
8.00%	45,000	1,040,400
Series B (depositary shares) 9.00%	20,000	482,400
Strategic Hotel & Resorts, Inc.:
Series A, 8.50%	120,000	1,128,000
Series C, 8.25%	60,000	567,000
Sunstone Hotel Investors, Inc. Series A, 8.00%	45,000	841,500
Taubman Centers, Inc. Series G, 8.00%	20,000	475,000
Weingarten Realty Investors (SBI) Series F, 6.50%	92,546	1,850,920
		79,662,355
TOTAL FINANCIALS		82,568,862
TOTAL PREFERRED STOCKS (Cost $117,643,574)		87,310,688
Floating Rate Loans - 0.1%
	Principal Amount (c)
CONSUMER DISCRETIONARY - 0.0%
Household Durables - 0.0%
TOUSA, Inc. Tranche 1, term loan 7.25% 7/31/12 (a)(f)	$ 3,000,000	1,035,733
Specialty Retail - 0.0%
The Pep Boys - Manny, Moe & Jack term loan 2.36% 10/27/13 (f)	494,480	468,520
TOTAL CONSUMER DISCRETIONARY		1,504,253
Floating Rate Loans - continued
	Principal Amount (c)	Value
FINANCIALS - 0.1%
Real Estate Investment Trusts - 0.0%
Capital Automotive (REIT) Tranche B, term loan 2.02% 12/16/10 (f)	$ 1,000,000	$ 862,500
Spirit Finance Corp. term loan 3.4831% 8/1/13 (f)	1,000,000	510,000
		1,372,500
Real Estate Management & Development - 0.1%
Realogy Corp.:
Credit-Linked Deposit 3.3088% 10/10/13 (f)	801,352	675,139
Tranche 2LN, term loan 13.5% 10/15/17	1,000,000	1,035,000
Tranche B, term loan 3.2544% 10/10/13 (f)	2,976,449	2,507,658
		4,217,797
TOTAL FINANCIALS		5,590,297
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Skilled Healthcare Group, Inc. Tranche 1LN, term loan 2.3664% 6/15/12 (f)	967,172	899,470
TOTAL FLOATING RATE LOANS (Cost $10,705,287)		7,994,020
Commodity-Linked Notes - 10.1%

AB Svensk Exportkredit:
Note, three-month U.S. dollar LIBOR minus .27% due 01/28/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(f)(i)	32,300,000	55,673,241
Note, three-month U.S. dollar LIBOR minus .27% due 12/23/2009 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(f)(i)	22,000,000	26,997,745
Cooperatieve Centrale Raiffeisen - Boerenleenbank BA:
Medium Term Note, three-month U.S. dollar LIBOR minus .35% due 4/14/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(f)(i)	16,700,000	20,440,433
Medium Term Note, three-month U.S. dollar LIBOR minus .45% due 1/22/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(f)(i)	15,000,000	25,854,446
Commodity-Linked Notes - continued
	Principal Amount (c)	Value
Credit Suisse First Boston New York Branch:
Medium Term Note, one-month U.S. dollar LIBOR minus .10% due 11/10/2009 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(f)(i)	$ 8,475,000	$ 12,535,830
Medium Term Note, one-month U.S. dollar LIBOR minus .10% due 11/24/2009 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(f)(i)	9,330,000	12,388,223
Medium Term Note, one-month U.S. dollar LIBOR minus .10% due 11/5/2009 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(f)(i)	8,605,000	12,728,120
Medium Term Note, one-month U.S. dollar LIBOR minus .10% due 12/16/2009 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(f)(i)	10,000,000	12,282,551
Medium Term Note, one-month U.S. dollar LIBOR minus .10% due 4/22/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(f)(i)	8,400,000	9,983,590
Deutsche Bank AG London Branch:
Medium Term Note, one-month U.S. dollar LIBOR minus .16% due 01/22/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(f)(i)	12,500,000	21,556,879
Medium Term Note, one-month U.S. dollar LIBOR minus .16% due 11/13/2009 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(f)(i)	8,000,000	11,823,500
Eksportfinans ASA:
Medium Term Note, three-month U.S. dollar LIBOR minus .22% due 01/27/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(f)(i)	50,000,000	86,365,597
Medium Term Note, three-month U.S. dollar LIBOR minus .25% due 11/16/2009 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(f)(i)	29,700,000	44,003,130
JPMorgan Chase Bank NA:
Medium Term Note, three-month U.S. dollar LIBOR minus .15% due 11/1/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(f)(i)	11,000,000	12,105,606
Medium Term Note, three-month U.S. dollar LIBOR minus .30% due 12/21/2009 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(f)(i)	20,000,000	24,508,686
Commodity-Linked Notes - continued
	Principal Amount (c)	Value
JPMorgan Chase Bank NA: - continued
Medium Term Note, three-month U.S. dollar LIBOR minus .97% due 11/9/2009 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(f)(i)	$ 5,000,000	$ 7,344,680
Merrill Lynch & Co., Inc. Medium Term Note, one-month U.S. dollar LIBOR due 11/19/2009 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(f)(i)	13,500,000	20,001,423
Morgan Stanley Note, one-month U.S. dollar LIBOR minus 1.7% due 11/12/2009 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(f)(i)	5,000,000	7,407,934
Societe Generale Commodities Products, LLC:
Note, one-month U.S. dollar LIBOR due 1/26/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(f)(i)	40,500,000	69,918,851
Note, one-month U.S. dollar LIBOR due 11/6/2009 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(f)(i)	16,670,000	24,637,219
Note, one-month U.S. dollar LIBOR due 4/27/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(f)(i)	6,600,000	7,592,739
Note, one-month U.S. dollar LIBOR due 7/7/10 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(f)(i)	8,350,000	9,016,266
UBS AG Jersey Branch:
Note, one-month U.S. dollar LIBOR minus .06% due 11/12/2009 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(f)(i)	8,000,000	11,860,480
Note, one-month U.S. dollar LIBOR minus .14% due 6/22/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(f)(i)	15,000,000	16,517,566
Note, one-month U.S. dollar LIBOR minus .14% due 8/30/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(f)(i)	10,000,000	11,006,699
TOTAL COMMODITY-LINKED NOTES (Cost $390,630,000)		574,551,434
Fixed-Income Funds - 25.0%
	Shares
Fidelity Floating Rate Central Fund (g) (Cost $1,493,459,891)	15,582,414	1,415,350,664
Preferred Securities - 0.0%
	Principal Amount (c)	Value
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Cairn High Grade ABS CDO PLC Series 2006-2A Class SUB, 1/13/47 (a)(d)	1,200,000	$ 0
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (d)(f)	500,000	68,450
Harp High Grade CDO I Ltd. Series 2006-1, 7/8/46 (d)(f)	1,650,000	17
Ipswich Street CDO Series 2006-1, 6/27/46 (b)(d)(f)	2,250,000	0
Kent Funding III Ltd. 11/5/47 (a)(d)	2,200,000	0
		68,467
TOTAL PREFERRED SECURITIES (Cost $7,431,658)		68,467
Money Market Funds - 15.2%
	Shares
Fidelity Cash Central Fund, 0.25% (h) (Cost $861,099,123)	861,099,123	861,099,123
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,583,525,937)		5,671,328,644
NET OTHER ASSETS - 0.0%		2,321,627
NET ASSETS - 100%		$ 5,673,650,271
Currency Abbreviations
CAD	-	Canadian dollar
Legend
(a) Non-income producing
(b) Non-income producing - Issuer is in default.
(c) Principal amount is stated in United States dollars unless otherwise noted.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $740,503,329 or 13.1% of net assets.

(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request

(h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(i) Security is linked to the Dow Jones-UBS Commodity Total Return Index. Securities do not guarantee any return of principal at maturity but instead, will pay at maturity or upon exchange, an amount based on the closing value of the Dow Jones-UBS Commodity Total Return Index. Although these instruments are primarily debt obligations, they indirectly provide exposure to changes in the value of the underlying commodities. Holders of the security have the right to exchange these notes at any time.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,157,012
Fidelity Floating Rate Central Fund	66,452,714
Total	$ 72,609,726
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 1,342,745,842	$ 109,046,887	$ 110,047,046	$ 1,415,350,664	47.7%
Other Information

The following is a summary of the inputs used, as of September 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 6,149,116	$ 5,826,556	$ 322,560	$ -
Financials	813,647,324	804,731,993	6,538,051	2,377,280
Health Care	23,429,421	23,429,421	-	-
Corporate Bonds	297,575,301	-	293,053,843	4,521,458
U.S. Government and Government Agency Obligations	1,544,605,366	-	1,544,605,366	-
Asset-Backed Securities	28,024,622	-	6,906,488	21,118,134
Collateralized Mortgage Obligations	13,684,312	-	13,486,277	198,035
Commercial Mortgage Securities	85,149,474	-	68,700,871	16,448,603
Floating Rate Loans	7,994,020	-	7,994,020	-
Commodity-Linked Notes	574,551,434	-	574,551,434	-
Fixed-Income Funds	1,415,350,664	1,415,350,664	-	-
Preferred Securities	68,467	-	-	68,467
Money Market Funds	861,099,123	861,099,123	-	-
Total Investments in Securities:	$ 5,671,328,644	$ 3,110,437,757	$ 2,516,158,910	$ 44,731,977
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 39,257,885
Total Realized Gain (Loss)	(163,184)
Total Unrealized Gain (Loss)	(18,991,287)
Cost of Purchases	15,675,176
Proceeds of Sales	(5,113,144)
Amortization/Accretion	(1,132,445)
Transfers in/out of Level 3	15,198,976
Ending Balance	$ 44,731,977
The change in unrealized gain (loss) attributable to Level 3 securities at September 30, 2009	$ (15,954,335)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information
At September 30, 2009, the fund had a capital loss carryforward of approximately $721,426,979 of which $1,056,822 and $720,370,157 will expire on September 30, 2016 and 2017, respectively.
The fund intends to elect to defer to its fiscal year ending September 30, 2010 approximately $417,538,077 of losses recognized during the period November 1, 2008 to September 30, 2009.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	September 30, 2009

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $3,228,966,923)	$ 3,394,878,857
Fidelity Central Funds (cost $2,354,559,014)	2,276,449,787
Total Investments (cost $5,583,525,937)		$ 5,671,328,644
Cash		1,089,595
Foreign currency held at value (cost $20,227)		20,227
Receivable for investments sold		2,055,571
Receivable for fund shares sold		3,842,106
Dividends receivable		2,751,277
Interest receivable		13,573,456
Distributions receivable from Fidelity Central Funds		4,798,681
Prepaid expenses		27,771
Receivable from investment adviser for expense reductions		84
Other receivables		11,346
Total assets		5,699,498,758

Liabilities
Payable for investments purchased Regular delivery	$ 18,200,286
Delayed delivery	325,815
Payable for fund shares redeemed	2,074,869
Distributions payable	35
Accrued management fee	2,622,124
Distribution fees payable	68,004
Other affiliated payables	774,658
Other payables and accrued expenses	1,782,696
Total liabilities		25,848,487

Net Assets		$ 5,673,650,271
Net Assets consist of:
Paid in capital		$ 6,692,830,387
Undistributed net investment income		62,157,364
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,169,123,946)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		87,786,466
Net Assets		$ 5,673,650,271

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

September 30, 2009

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($112,929,310 ÷ 13,627,670 shares)	$ 8.29

Maximum offering price per share (100/96.00 of $8.29)	$ 8.64
Class T: Net Asset Value and redemption price per share ($23,499,547 ÷ 2,832,393 shares)	$ 8.30

Maximum offering price per share (100/96.00 of $8.30)	$ 8.65
Class B: Net Asset Value and offering price per share ($5,991,904 ÷ 724,104 shares)A	$ 8.27

Class C: Net Asset Value and offering price per share ($44,743,907 ÷ 5,427,890 shares)A	$ 8.24

Strategic Real Return: Net Asset Value, offering price and redemption price per share ($4,914,336,161 ÷ 590,887,233 shares)	$ 8.32

Class F: Net Asset Value, offering price and redemption price per share ($389,164 ÷ 46,797 shares)	$ 8.32

Institutional Class: Net Asset Value, offering price and redemption price per share ($571,760,278 ÷ 68,845,746 shares)	$ 8.30

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended September 30, 2009

Investment Income
Dividends		$ 28,609,369
Interest		64,423,843
Inflation principal income		(25,546,502)
Income from Fidelity Central Funds		72,609,726
Total income		140,096,436

Expenses
Management fee	$ 26,400,654
Transfer agent fees	7,360,569
Distribution fees	680,246
Accounting fees and expenses	1,351,590
Custodian fees and expenses	65,954
Independent trustees' compensation	17,084
Registration fees	154,480
Audit	247,056
Legal	25,297
Interest	2,273
Miscellaneous	130,407
Total expenses before reductions	36,435,610
Expense reductions	(38,751)	36,396,859
Net investment income		103,699,577
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(782,256,886)
Fidelity Central Funds	(33,097,170)
Foreign currency transactions	(33,505)
Swap agreements	5,777,548
Total net realized gain (loss)		(809,610,013)
Change in net unrealized appreciation (depreciation) on: Investment securities	564,798,164
Assets and liabilities in foreign currencies	1,693
Swap agreements	(8,941,119)
Total change in net unrealized appreciation (depreciation)		555,858,738
Net gain (loss)		(253,751,275)
Net increase (decrease) in net assets resulting from operations		$ (150,051,698)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended September 30, 2009	Year ended September 30, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 103,699,577	$ 263,201,883
Net realized gain (loss)	(809,610,013)	(58,419,216)
Change in net unrealized appreciation (depreciation)	555,858,738	(444,203,592)
Net increase (decrease) in net assets resulting from operations	(150,051,698)	(239,420,925)
Distributions to shareholders from net investment income	(137,555,906)	(234,930,280)
Distributions to shareholders from net realized gain	(279,253,909)	(35,964,382)
Total distributions	(416,809,815)	(270,894,662)
Share transactions - net increase (decrease)	646,121,165	1,493,840,575
Redemption fees	143,023	277,199
Total increase (decrease) in net assets	79,402,675	983,802,187

Net Assets
Beginning of period	5,594,247,596	4,610,445,409
End of period (including undistributed net investment income of $62,157,364 and undistributed net investment income of $96,453,823, respectively)	$ 5,673,650,271	$ 5,594,247,596

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended September 30,

2009

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 9.36	$ 10.23	$ 10.08	$ 10.15	$ 10.00
Income from Investment Operations
Net investment income E	.146	.444	.473	.524	.031
Net realized and unrealized gain (loss)	(.528)	(.820)	.077	(.329)	.119
Total from investment operations	(.382)	(.376)	.550	.195	.150
Distributions from net investment income	(.208)	(.424)	(.400)	(.266)	-
Distributions from net realized gain	(.480)	(.070)	-	-	-
Total distributions	(.688)	(.494)	(.400)	(.266)	-
Redemption fees added to paid in capital E	- J	- J	- J	.001	- J
Net asset value, end of period	$ 8.29	$ 9.36	$ 10.23	$ 10.08	$ 10.15
Total Return B, C, D	(2.73)%	(3.96)%	5.55%	1.96%	1.50%
Ratios to Average Net Assets F, I
Expenses before reductions	1.03%	1.01%	1.01%	1.02%	4.71% A
Expenses net of fee waivers, if any	1.03%	1.01%	1.01%	1.00%	1.00% A
Expenses net of all reductions	1.03%	1.01%	1.01%	.99%	1.00% A
Net investment income	1.98%	4.43%	4.66%	5.24%	4.28% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 112,929	$ 125,074	$ 25,406	$ 13,335	$ 3,405
Portfolio turnover rate G	38%	40%	19%	11%	78% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period September 7, 2005 (commencement of operations) to September 30, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended September 30,

2009

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 9.36	$ 10.24	$ 10.08	$ 10.15	$ 10.00
Income from Investment Operations
Net investment income E	.144	.449	.476	.517	.030
Net realized and unrealized gain (loss)	(.521)	(.843)	.082	(.325)	.120
Total from investment operations	(.377)	(.394)	.558	.192	.150
Distributions from net investment income	(.203)	(.417)	(.398)	(.263)	-
Distributions from net realized gain	(.480)	(.070)	-	-	-
Total distributions	(.683)	(.487)	(.398)	(.263)	-
Redemption fees added to paid in capital E	- J	.001	- J	.001	- J
Net asset value, end of period	$ 8.30	$ 9.36	$ 10.24	$ 10.08	$ 10.15
Total Return B, C, D	(2.69)%	(4.12)%	5.64%	1.93%	1.50%
Ratios to Average Net Assets F, I
Expenses before reductions	1.07%	1.01%	1.00%	1.05%	4.81% A
Expenses net of fee waivers, if any	1.07%	1.01%	1.00%	1.05%	1.10% A
Expenses net of all reductions	1.07%	1.01%	1.00%	1.05%	1.10% A
Net investment income	1.95%	4.42%	4.67%	5.19%	4.18% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 23,500	$ 27,405	$ 27,709	$ 22,825	$ 3,284
Portfolio turnover rate G	38%	40%	19%	11%	78% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period September 7, 2005 (commencement of operations) to September 30, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended September 30,

2009

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 9.34	$ 10.21	$ 10.06	$ 10.14	$ 10.00
Income from Investment Operations
Net investment income E	.093	.376	.405	.450	.025
Net realized and unrealized gain (loss)	(.536)	(.824)	.072	(.318)	.115
Total from investment operations	(.443)	(.448)	.477	.132	.140
Distributions from net investment income	(.147)	(.353)	(.327)	(.213)	-
Distributions from net realized gain	(.480)	(.070)	-	-	-
Total distributions	(.627)	(.423)	(.327)	(.213)	-
Redemption fees added to paid in capital E	- J	.001	- J	.001	- J
Net asset value, end of period	$ 8.27	$ 9.34	$ 10.21	$ 10.06	$ 10.14
Total Return B, C, D	(3.53)%	(4.63)%	4.81%	1.33%	1.40%
Ratios to Average Net Assets F, I
Expenses before reductions	1.76%	1.71%	1.69%	1.74%	5.47% A
Expenses net of fee waivers, if any	1.75%	1.71%	1.69%	1.74%	1.75% A
Expenses net of all reductions	1.75%	1.71%	1.69%	1.73%	1.75% A
Net investment income	1.27%	3.72%	3.98%	4.49%	3.53% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,992	$ 8,847	$ 6,828	$ 6,002	$ 3,253
Portfolio turnover rate G	38%	40%	19%	11%	78% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period September 7, 2005 (commencement of operations) to September 30, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended September 30,

2009

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 9.31	$ 10.19	$ 10.04	$ 10.14	$ 10.00
Income from Investment Operations
Net investment income E	.088	.366	.392	.437	.024
Net realized and unrealized gain (loss)	(.532)	(.826)	.080	(.323)	.116
Total from investment operations	(.444)	(.460)	.472	.114	.140
Distributions from net investment income	(.146)	(.350)	(.322)	(.215)	-
Distributions from net realized gain	(.480)	(.070)	-	-	-
Total distributions	(.626)	(.420)	(.322)	(.215)	-
Redemption fees added to paid in capital E	- J	- J	- J	.001	- J
Net asset value, end of period	$ 8.24	$ 9.31	$ 10.19	$ 10.04	$ 10.14
Total Return B, C, D	(3.55)%	(4.77)%	4.77%	1.15%	1.40%
Ratios to Average Net Assets F, I
Expenses before reductions	1.83%	1.80%	1.81%	1.86%	5.56% A
Expenses net of fee waivers, if any	1.83%	1.80%	1.81%	1.85%	1.85% A
Expenses net of all reductions	1.83%	1.80%	1.81%	1.84%	1.85% A
Net investment income	1.19%	3.63%	3.86%	4.39%	3.43% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 44,744	$ 50,837	$ 24,175	$ 16,528	$ 3,467
Portfolio turnover rate G	38%	40%	19%	11%	78% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period September 7, 2005 (commencement of operations) to September 30, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Strategic Real Return

Years ended September 30,

2009

2008

2007

2006

2005 G

Selected Per-Share Data
Net asset value, beginning of period	$ 9.39	$ 10.26	$ 10.10	$ 10.15	$ 10.00
Income from Investment Operations
Net investment income D	.166	.479	.504	.544	.028
Net realized and unrealized gain (loss)	(.529)	(.834)	.079	(.317)	.122
Total from investment operations	(.363)	(.355)	.583	.227	.150
Distributions from net investment income	(.227)	(.446)	(.423)	(.278)	-
Distributions from net realized gain	(.480)	(.070)	-	-	-
Total distributions	(.707)	(.516)	(.423)	(.278)	-
Redemption fees added to paid in capital D	- I	.001	- I	.001	- I
Net asset value, end of period	$ 8.32	$ 9.39	$ 10.26	$ 10.10	$ 10.15
Total Return B, C	(2.48)%	(3.73)%	5.89%	2.28%	1.50%
Ratios to Average Net Assets E, H
Expenses before reductions	.77%	.73%	.74%	.80%	4.41% A
Expenses net of fee waivers, if any	.77%	.73%	.74%	.80%	.85% A
Expenses net of all reductions	.77%	.73%	.73%	.79%	.85% A
Net investment income	2.25%	4.70%	4.94%	5.45%	4.43% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,914,336	$ 4,868,074	$ 4,214,434	$ 2,694,765	$ 21,867
Portfolio turnover rate F	38%	40%	19%	11%	78% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 7, 2005 (commencement of operations) to September 30, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class F

Period ended September 30,

2009 H

Selected Per-Share Data
Net asset value, beginning of period	$ 7.63
Income from Investment Operations
Net investment income D	.065
Net realized and unrealized gain (loss)	.676 G
Total from investment operations	.741
Distributions from net investment income	(.051)
Redemption fees added to paid in capital D	- J
Net asset value, end of period	$ 8.32
Total Return B, C	9.80%
Ratios to Average Net Assets E, I
Expenses before reductions	.61% A
Expenses net of fee waivers, if any	.61% A
Expenses net of all reductions	.61% A
Net investment income	3.14% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 389
Portfolio turnover rate F	38%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period June 26, 2009 (commencement of sale of shares) to September 30, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended September 30,

2009

2008

2007

2006

2005 G

Selected Per-Share Data
Net asset value, beginning of period	$ 9.37	$ 10.25	$ 10.09	$ 10.15	$ 10.00
Income from Investment Operations
Net investment income D	.166	.475	.500	.540	.032
Net realized and unrealized gain (loss)	(.529)	(.841)	.081	(.321)	.118
Total from investment operations	(.363)	(.366)	.581	.219	.150
Distributions from net investment income	(.227)	(.445)	(.421)	(.280)	-
Distributions from net realized gain	(.480)	(.070)	-	-	-
Total distributions	(.707)	(.515)	(.421)	(.280)	-
Redemption fees added to paid in capital D	- I	.001	- I	.001	- I
Net asset value, end of period	$ 8.30	$ 9.37	$ 10.25	$ 10.09	$ 10.15
Total Return B, C	(2.49)%	(3.85)%	5.87%	2.20%	1.50%
Ratios to Average Net Assets E, H
Expenses before reductions	.77%	.75%	.76%	.82%	4.55% A
Expenses net of fee waivers, if any	.77%	.75%	.76%	.82%	.85% A
Expenses net of all reductions	.77%	.75%	.75%	.82%	.85% A
Net investment income	2.24%	4.68%	4.92%	5.46%	4.43% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 571,760	$ 514,011	$ 311,894	$ 139,446	$ 3,248
Portfolio turnover rate F	38%	40%	19%	11%	78% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 7, 2005 (commencement of operations) to September 30, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended September 30, 2009

1. Organization.

Fidelity Strategic Real Return Fund (the Fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. In January 2009, the Board of Trustees of the Fund approved the creation of an additional class of shares. The Fund commenced sale of Class F on June 26, 2009. The Fund offers Class A, Class T, Class B, Class C, Strategic Real Return, Class F and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each Fidelity Central Fund.

Annual Report

Notes to Financial Statements - continued

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Floating Rate Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, November 24, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establish a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of September 30, 2009, for the Fund's investments, as well as a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds, floating rate loans, preferred securities and U.S. government and government agency obligations, pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. For asset backed securities, collateralized mortgage obligations and commercial mortgage securities, pricing services generally utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and types as well as dealer supplied prices. For commodity-linked notes, pricing services generally consider the movement of an underlying commodity index as well as other terms of the contract including the leverage factor and any fee and/or interest components of the note. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions taken by the Fund. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, foreign currency transactions, passive foreign investment companies (PFIC), controlled foreign corporations, market discount, partnerships (including allocations from Fidelity Central Funds), income recognized on commodity-linked notes, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 431,888,226
Unrealized depreciation	(367,015,022)
Net unrealized appreciation (depreciation)	$ 64,873,204

Undistributed ordinary income	$ 54,911,834
Capital loss carryforward	$ (721,426,979)

Cost for federal income tax purposes	$ 5,606,455,440

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	September 30, 2009	September 30, 2008
Ordinary Income	$ 416,809,815	$ 265,756,893
Long-term Capital Gains	-	5,137,769
Total	$ 416,809,815	$ 270,894,662

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 60 days are subject to a redemption fee equal to .75% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Treasury Inflation-Protected Securities. The Fund invests in Treasury Inflation-Protected Securities ("TIPS"), in which the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Inflation principal income in the accompanying Statement of Operations. Such adjustments may have a significant impact on the Fund's distributions.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Indexed Securities. The Fund may invest in indexed securities whose values, interest rates and/or redemption prices are linked either directly or inversely to changes in foreign currencies, interest rates, commodities, indices, or other underlying instruments. These securities may be used to increase or decrease its exposure to different underlying

Annual Report

4. Operating Policies - continued

Indexed Securities - continued

instruments and to gain exposure to markets that might be difficult to invest in through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment. Gains (losses) realized upon the sale of indexed securities are included in realized gains (losses) on investment securities.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

5. Investments in Derivative Instruments.

Objectives and Strategies for Investing in Derivative Instruments. The Fund uses derivative instruments ("derivatives"), including swap agreements, in order to meet its investment objectives. The Fund's strategy is to use derivatives as a risk management tool and as an additional way to gain exposure to certain types of assets. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

While utilizing derivatives in pursuit of its investment objectives, the Fund is exposed to certain financial risk relative to those derivatives. This risk is further explained below:

Interest Rate Risk	Interest rate risk is the risk that the value of interest-bearing financial instruments will fluctuate due to changes in the prevailing levels of market interest rates.

The following notes provide more detailed information about each derivative type held by the Fund:

Swap Agreements. The Fund entered into swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on

Annual Report

Notes to Financial Statements - continued

5. Investments in Derivative Instruments - continued

Swap Agreements - continued

a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or losses in the Fund's accompanying Statement of Operations. Gains or losses are realized in the event of an early termination of a swap agreement. Any upfront payments made or received upon entering a swap contract to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gains or losses ratably over the term of the swap in the Fund's accompanying Statement of Operations. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance with the swap agreement. The Fund could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

The Fund entered into total return swap agreements to manage its overall market risk. Total return swaps are agreements to exchange a market-linked return for the return based on either a fixed or floating interest rate applied to a notional principal amount. To the extent the total return of an index or a reference obligation exceeds the offsetting interest obligation the Fund will receive a payment from the counterparty. To the extent it is less, the Fund will make a payment to the counterparty.

At the end of the period, the Fund had no open swap agreements.

Realized and Change in Unrealized Gain (Loss) on Derivative Instruments. A summary of the Fund's value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Fund's Schedule of Investments. The table below reflects the Fund's realized gain (loss) and change in unrealized gain (loss) for derivatives during the period.

Risk Exposure / Derivative Type	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Interest Rate Risk
Swap Agreements	$ 5,777,548	$ (8,941,119)
Total Derivatives Realized and Change in Unrealized Gain (Loss) (a)(b)	$ 5,777,548	$ (8,941,119)

(a) Total derivatives realized gain (loss) included in the Statement of Operations is comprised of $5,777,548 for swap agreements.

(b) Total derivatives change in unrealized gain (loss) included in the Statement of Operations is comprised of $(8,941,119) for swap agreements.

Annual Report

6. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $918,890,184 and $728,453,898, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .57% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 232,105	$ 1,575
Class T	-%	.25%	48,411	-
Class B	.65%	.25%	49,834	36,414
Class C	.75%	.25%	349,896	125,849
			$ 680,246	$ 163,838

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Annual Report

Notes to Financial Statements - continued

7. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 25,419
Class T	6,061
Class B*	17,006
Class C*	21,735
$ 70,221

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class F. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Average Net Assets
Class A	$ 161,994.17
Class T	39,966.21
Class B	13,939.25
Class C	76,416.22
Strategic Real Return	6,332,590.16
Institutional Class	735,664.16
	$ 7,360,569

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $22,804 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund

Annual Report

7. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program - continued

lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 12,961,000	4.37%	$ 1,573

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $21,791 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $19,371,000. The weighted average interest rate was 1.30%. The interest expense amounted to $700 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

10. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class B	1.75%	$ 528

Annual Report

Notes to Financial Statements - continued

10. Expense Reductions - continued

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $25,806 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $5,544. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Strategic Real Return	$ 6,873

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended September 30,	2009A	2008
From net investment income
Class A	$ 2,727,717	$ 1,966,955
Class T	570,324	1,101,739
Class B	134,171	256,053
Class C	787,740	1,086,390
Strategic Real Return	120,339,069	211,830,750
Class F	2,364	-
Institutional Class	12,994,521	18,688,393
Total	$ 137,555,906	$ 234,930,280
From net realized gain
Class A	$ 5,924,372	$ 209,617
Class T	1,253,538	175,882
Class B	360,885	46,275
Class C	2,178,629	174,156
Strategic Real Return	243,192,394	32,442,296
Institutional Class	26,344,091	2,916,156
Total	$ 279,253,909	$ 35,964,382

A Distributions for Class F are for the period June 26, 2009 (commencement of sale of shares) to September 30, 2009.

Annual Report

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended September 30,	2009A	2008	2009A	2008
Class A
Shares sold	5,976,185	13,292,891	$ 45,357,036	$ 135,382,589
Reinvestment of distributions	1,144,167	192,121	8,183,396	1,958,121
Shares redeemed	(6,861,567)	(2,598,508)	(50,424,566)	(26,053,450)
Net increase (decrease)	258,785	10,886,504	$ 3,115,866	$ 111,287,260
Class T
Shares sold	946,463	1,421,715	$ 7,348,115	$ 14,529,608
Reinvestment of distributions	235,649	120,240	1,688,581	1,218,028
Shares redeemed	(1,276,358)	(1,322,360)	(9,464,495)	(13,409,762)
Net increase (decrease)	(94,246)	219,595	$ (427,799)	$ 2,337,874
Class B
Shares sold	241,356	593,734	$ 1,815,580	$ 6,017,378
Reinvestment of distributions	55,823	26,452	400,507	267,760
Shares redeemed	(520,692)	(341,147)	(3,802,098)	(3,436,183)
Net increase (decrease)	(223,513)	279,039	$ (1,586,011)	$ 2,848,955
Class C
Shares sold	2,162,008	4,259,788	$ 16,517,340	$ 43,429,512
Reinvestment of distributions	360,754	105,588	2,568,889	1,068,309
Shares redeemed	(2,555,814)	(1,276,629)	(19,089,444)	(12,928,185)
Net increase (decrease)	(33,052)	3,088,747	$ (3,215)	$ 31,569,636
Strategic Real Return
Shares sold	115,111,015	155,667,011	$ 868,456,849	$ 1,583,554,690
Reinvestment of distributions	50,268,485	23,824,789	360,374,519	241,720,730
Shares redeemed	(93,186,546)	(71,620,041)	(686,487,918)	(727,367,628)
Net increase (decrease)	72,192,954	107,871,759	$ 542,343,450	$ 1,097,907,792
Class F
Shares sold	46,524	-	$ 353,665	$ -
Reinvestment of distributions	320	-	2,364	-
Shares redeemed	(47)	-	(376)	-
Net increase (decrease)	46,797	-	$ 355,653	$ -

Annual Report

Notes to Financial Statements - continued

12. Share Transactions - continued

Transactions for each class of shares were as follows - continued:

	Shares		Dollars
Years ended September 30,	2009A	2008	2009A	2008
Institutional Class
Shares sold	23,107,662	30,736,939	$ 171,845,204	$ 312,089,340
Reinvestment of distributions	5,398,380	2,091,534	38,601,750	21,209,226
Shares redeemed	(14,496,960)	(8,428,502)	(108,123,733)	(85,409,508)
Net increase (decrease)	14,009,082	24,399,971	$ 102,323,221	$ 247,889,058

A Share transactions for Class F are for the period June 26, 2009 (commencement of sale of shares) to September 30, 2009.

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Fidelity Freedom 2010 Fund, Fidelity Freedom 2015 Fund and Fidelity Freedom 2020 Fund were the owners of record of approximately 14%, 10% and 18%, respectively, of the total outstanding shares of the Fund. The Fidelity Advisor Freedom Funds and Fidelity Freedom Funds were the owners of record, in the aggregate, of approximately 67% of the total outstanding shares of the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Fixed-Income Trust and Shareholders of Fidelity Strategic Real Return Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Strategic Real Return Fund (the Fund), a fund of Fidelity Fixed-Income Trust, including the schedule of investments, as of September 30, 2009, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2009, by correspondence with the custodians, agent banks and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Strategic Real Return Fund as of September 30, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

November 24, 2009

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 188 funds advised by FMR or an affiliate. Mr. Curvey oversees 408 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Abigail P. Johnson (47)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal and Workplace Investing (2005-present). Ms. Johnson is a Director of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (74)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (67)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President. Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Arthur E. Johnson (62)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Previously, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009), and on the Board of Directors of IKON Office Solutions, Inc. (1999-2008). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (55)

Year of Election or Appointment: 2009

Mr. Kenneally also serves as Trustee (2009-present) or Member of the Advisory Board (2008-present) of other Fidelity Fixed Income and Asset Allocation Funds. Previously, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of The Credit Suisse Funds (U.S. Mutual Fund, 2004-2008) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (69)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions). Previously, Mr. Keyes served as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (62)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director of McKesson Corporation (healthcare service). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (70)

Year of Election or Appointment: 2005

Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer of Hershey Foods Corporation, and as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (2004-2009).

Annual Report

Trustees and Officers - continued

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (51)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (53)

Year of Election or Appointment: 2005 or 2006

Vice President of Fidelity's Fixed Income Funds (2006) and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Derek L. Young (45)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds. Mr. Young also serves as Chief Investment Officers of the Global Asset Allocation Group (2009-present). Previously, Mr. Young served as a portfolio manager.

Scott C. Goebel (41)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Holly C. Laurent (55)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (51)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (42)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (47)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds, Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009), and as Vice President of Business Analysis (2003-2004).

Bryan A. Mehrmann (48)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Stephanie J. Dorsey (40)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Paul M. Murphy (62)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments. Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Kenneth B. Robins (40)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Gary W. Ryan (51)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

A total of 23.81% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $81,860,222 of distributions paid during the period January 1, 2009 to September 30, 2009 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2010 of amounts for use in preparing 2009 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on July 15, 2009. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	29,535,490,304.51	95.434
Withheld	1,412,983,688.53	4.566
TOTAL	30,948,473,993.04	100.000
Albert R. Gamper, Jr.
Affirmative	29,631,645,146.15	95.745
Withheld	1,316,828,846.89	4.255
TOTAL	30,948,473,993.04	100.000
Abigail P. Johnson
Affirmative	29,481,082,358.76	95.259
Withheld	1,467,391,634.28	4.741
TOTAL	30,948,473,993.04	100.000
Arthur E. Johnson
Affirmative	29,601,580,051.86	95.648
Withheld	1,346,893,941.18	4.352
TOTAL	30,948,473,993.04	100.000
Michael E. Kenneally
Affirmative	29,688,902,929.52	95.930
Withheld	1,259,571,063.52	4.070
TOTAL	30,948,473,993.04	100.000
James H. Keyes
Affirmative	29,647,356,020.99	95.796
Withheld	1,301,117,972.05	4.204
TOTAL	30,948,473,993.04	100.000
Marie L. Knowles
Affirmative	29,665,215,088.51	95.854
Withheld	1,283,258,904.53	4.146
TOTAL	30,948,473,993.04	100.000
Kenneth L. Wolfe
Affirmative	29,580,330,647.68	95.579
Withheld	1,368,143,345.36	4.421
TOTAL	30,948,473,993.04	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
Affirmative	22,342,326,668.95	72.192
Against	5,700,226,054.43	18.418
Abstain	2,112,037,717.17	6.825
Broker Non-Votes	793,883,552.49	2.565
TOTAL	30,948,473,993.04	100.000
A Denotes trust-wide proposal and voting results.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Strategic Real Return Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

On May 21, 2009, the Board voted to continue the fund's Advisory Contracts for four months, through September 30, 2009, in connection with the reorganization of the Board's new meeting schedule. The Board considered that the contractual terms of and fees payable under the fund's Advisory Contracts involve no changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the nature or level of services provided under the fund's Advisory Contracts; or (iii) the day-to-day management of the fund or the persons primarily responsible for such management. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through September 30, 2009, with the understanding that the Board would consider their renewal in September 2009.

At its September 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

Annual Report

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to the recent financial crisis, Fidelity took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board specifically noted Fidelity's response to the 2008 credit market crisis. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a proprietary custom index, and (ii) a peer group of mutual funds over multiple periods. Because the fund had been in existence less than five calendar years, the following charts considered by the Board show, over the one- and three-year periods ended December 31, 2008, the total returns of Fidelity Strategic Real Return (retail class) and Class C of the fund, the total returns of a proprietary custom index ("benchmark"), and a range of total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The returns of Fidelity Strategic Real Return (retail class) and Class C show the performance of the highest and lowest performing classes, respectively (based on three-year performance). (The fund did not offer Class F as of December 31, 2008.) The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated. The fund's proprietary custom index is an index developed by FMR that represents the performance of the fund's unmanaged indexes.

Annual Report

Fidelity Strategic Real Return Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Fidelity Strategic Real Return (retail class) of the fund was in the third quartile for the one-year period and the fourth quartile for the three-year period. The Board noted that FMR does not consider that peer group to be a particularly meaningful comparison for the fund, however, because, unlike most of its peers, the fund seeks to achieve its investment objective by allocating its assets among four investment categories. The Board stated that the investment performance of Fidelity Strategic Real Return (retail class) of the fund compared favorably to its benchmark for the one-year period, although the fund's three-year cumulative total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance during 2009.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented recent market events, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 25% means that 75% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Annual Report

Fidelity Strategic Real Return Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2008.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each of Class A, Class B, Class T, Institutional Class, and Fidelity Strategic Real Return (retail class) ranked below its competitive median for 2008 and the total expenses of Class C ranked above its competitive median for 2008. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In its review, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable, although in one case above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Annual Report

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board created an Ad Hoc Committee (the "Committee") to analyze economies of scale. The Committee was formed to consider whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, considering the findings of the Committee, that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability, and the extent to which current market conditions have affected retention and recruitment; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

Fidelity Investments Japan Limited

FIL Investment Advisors
(U.K.) Ltd.

Geode Capital Management, LLC

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

ARRS-UANN-1109
1.814972.104

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor
Strategic Real Return
Fund - Institutional Class

Annual Report

September 30, 2009

Institutional Class
is a class of Fidelity®
Strategic Real Return
Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The managers' review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Geode is a registered trademark of Geode Capital Management, LLC.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

We've seen a welcome uptick in the global equity markets this spring and summer, as signs of stabilization in some economic indicators have brought many investors back into the marketplace. But there remain other key measures - notably high unemployment and slack consumer spending - that suggest the road back to economic health could still be a bumpy ride. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Abigail P. Johnson

Abigail P. Johnson

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2009	Past 1 year	Life of class A
Institutional Class	-2.49%	0.72%

A From September 7, 2005.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Strategic Real Return Fund - Institutional Class on September 7, 2005, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital U.S. TIPS Index (Series-L) performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: From extraordinary lows to an uplifting rally, the 12 months ending September 30, 2009, told a tale of two very different markets. The period opened in the midst of a global financial crisis, with bond investors fleeing to higher-quality fixed-income instruments, particularly those backed by the federal government. By March, however, as signs of a potential recovery began to emerge, securities further out on the risk spectrum were favored. The Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) gained 5.67% for the year. Unstable demand for commodities, particularly in the first half of the period, was reflected in the 23.71% drop of the Dow Jones-UBS Commodity Index Total Return. Improved credit markets during the latter half of the period boosted floating-rate bank debt, with the Standard & Poor's®/LSTA Leveraged Performing Loan Index returning 13.22%. Real estate stocks saw the most dramatic comeback of the period. Although the Dow Jones U.S. Select Real Estate Securities IndexSM fell 29.46% for the year, it rose nearly 80% in the final six months. Meanwhile, the Merrill Lynch® U.S. Real Estate Corporate Bond Index posted a 14.62% return.

Comments from Joanna Bewick and Christopher Sharpe, who joined Bewick as Lead Co-Manager of Fidelity Advisor Strategic Real Return Fund on June 1, 2009: The fund's Class A, Class T, Class B and Class C shares declined 2.73%, 2.69%, 3.53% and 3.55%, respectively (excluding sales charges), for the year, versus the 2.60% decline of the Fidelity Strategic Real Return Composite Index and the gain of the Barclays Capital TIPS index. The main factors driving performance versus the Composite index were favorable asset allocation among the fund's individual asset classes, tempered by mixed results at the subportfolio level. Our positioning in inflation-protected securities proved particularly beneficial during the second half of the period, although the overall performance of our holdings in this sleeve detracted. Slack demand in the volatile commodities area resulted in double-digit losses for our subportfolio; however, an underweighting in this asset class added value. Meanwhile, a slight overweighting in floating-rate bank debt provided a modest boost, but weak security selection hampered our results in the group. Lastly, the fund benefited from favorable asset allocation within real estate. That said, mixed results overall from the real estate subportfolios proved difficult to overcome.

Comments from Joanna Bewick and Christopher Sharpe, who joined Bewick as Lead Co-Manager of Fidelity Advisor Strategic Real Return Fund on June 1, 2009: The fund's Institutional Class shares declined 2.49% for the year, versus the 2.60% decline of the Fidelity Strategic Real Return Composite Index and the gain of the Barclays Capital TIPS index. The main factors driving this slight outperformance versus the Composite index were favorable asset allocation among the fund's individual asset classes, tempered by mixed results at the subportfolio level. Our positioning in inflation-protected securities proved particularly beneficial during the second half of the period, although the overall performance of our holdings in this sleeve detracted. Slack demand in the volatile commodities area resulted in double-digit losses for our subportfolio; however, an underweighting in this asset class added value. Meanwhile, a slight overweighting in floating-rate bank debt provided a modest boost, but weak security selection hampered our results in the group. Lastly, the fund benefited from favorable asset allocation within real estate. That said, mixed results overall from the real estate subportfolios proved difficult to overcome.

Annual Report

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2009 to September 30, 2009) for Class A, Class T, Class B, Class C, Strategic Real Return and Institutional Class and for the entire period (June 26, 2009 to September 30, 2009) for Class F. The hypothetical expense example is based on an investment of $1,000 invested at the beginning of the period and held for the one-half year period (April 1, 2009 to September 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Annual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value	Ending Account Value September 30, 2009	Expenses Paid During Period
Class A	1.03%
Actual		$ 1,000.00	$ 1,235.10	$ 5.77 B
Hypothetical A		$ 1,000.00	$ 1,019.90	$ 5.22 C
Class T	1.05%
Actual		$ 1,000.00	$ 1,234.50	$ 5.88 B
Hypothetical A		$ 1,000.00	$ 1,019.80	$ 5.32 C
Class B	1.75%
Actual		$ 1,000.00	$ 1,229.80	$ 9.78 B
Hypothetical A		$ 1,000.00	$ 1,016.29	$ 8.85 C
Class C	1.80%
Actual		$ 1,000.00	$ 1,228.90	$ 10.06 B
Hypothetical A		$ 1,000.00	$ 1,016.04	$ 9.10 C
Strategic Real Return	.76%
Actual		$ 1,000.00	$ 1,237.40	$ 4.26 B
Hypothetical A		$ 1,000.00	$ 1,021.26	$ 3.85 C
Class F	.61%
Actual		$ 1,000.00	$ 1,098.00	$ 1.70 B
Hypothetical A		$ 1,000.00	$ 1,022.01	$ 3.09 C
Institutional Class	.77%
Actual		$ 1,000.00	$ 1,236.30	$ 4.32 B
Hypothetical A		$ 1,000.00	$ 1,021.21	$ 3.90 C

A 5% return per year before expenses

B Actual expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period) for Class A, Class T, Class B, Class C, Strategic Real Return and Institutional Class and multiplied by 97/365 (to reflect the period June 26, 2009 to September 30, 2009) for Class F. The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

C Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

The information in the Quality Diversification and Asset Allocation tables is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.

Holdings Distribution (% of fund's net assets)
	As of September 30, 2009	As of March 31, 2009
Commodity-Linked Notes and Related Investments *	24.1%	24.4%
Inflation-Protected Securities and Related Investments	27.2%	30.2%
Floating Rate High Yield	25.1%	25.0%
Real Estate Investments	22.3%	18.4%
Cash & Cash Equivalents	1.2%	1.6%

* Investments in commodity-linked notes provide indirect exposure to futures contracts on physical commodities via the Dow Jones-UBS Commodity Index Total Return (DJ-UBSCITR), the majority of which trade on U.S. exchanges. The commodity-linked notes sub-portfolio may include a related investment in cash and cash equivalents to match the cash component of the DJ-UBSCITR. The value of commodity-linked notes will change directly based on the performance of the index.

Quality Diversification (% of fund's net assets)
As of September 30, 2009*	As of March 31, 2009**
U.S. Government and U.S. Government Agency Obligations 27.2%	U.S. Government and U.S. Government Agency Obligations 29.9%
AAA 1.0%	AAA 0.7%
AA 0.4%	AA 0.2%
A 0.4%	A 0.4%
BBB 3.7%	BBB 3.6%
BB and Below 21.8%	BB and Below 22.2%
Structured Notes (including Commodity-Linked Notes) 10.1%	Structured Notes (including Commodity-Linked Notes) 8.4%
Not Rated 4.2%	Not Rated 4.9%
Equities 14.8%	Equities 10.7%
Short-Term Investments and Net Other Assets 16.4%	Short-Term Investments and Net Other Assets 19.0%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.
Asset Allocation (% of fund's net assets)
As of September 30, 2009*		As of March 31, 2009**
	Stocks 14.8%		Stocks 10.7%
	U.S. Government and U.S. Government Agency Obligations 27.2%		U.S. Government and U.S. Government Agency Obligations 29.9%
	Corporate Bonds 6.8%		Corporate Bonds 6.4%
	Asset-Backed Securities 0.5%		Asset-Backed Securities 0.6%
	Structured Notes (including Commodity-Linked Notes 10.1%		Structured Notes (including Commodity-Linked Notes 8.4%
	Floating Rate Loans 22.2%		Floating Rate Loans 23.0%
	CMOs and Other Mortgage Related Securities 1.8%		CMOs and Other Mortgage Related Securities 1.6%
	Other Investments 0.2%		Other Investments 0.4%
	Short-Term Investments and Net Other Assets 16.4%		Short-Term Investments and Net Other Assets 19.0%
* Foreign investments	3.2%	** Foreign investments	3.0%
* Futures and Swaps	0.0%	** Futures and Swaps	1.9%
* U.S Treasury Inflation-Indexed Securities	27.2%	** U.S Treasury Inflation-Indexed Securities	29.9%

Annual Report

Investments September 30, 2009

Showing Percentage of Net Assets

Corporate Bonds - 5.3%
		Principal Amount (c)	Value
Convertible Bonds - 2.1%
FINANCIALS - 2.1%
Commercial Banks - 0.0%
CapitalSource, Inc. 7.25% 7/15/37		$ 1,200,000	$ 904,680
Real Estate Investment Trusts - 1.8%
Acadia Realty Trust 3.75% 12/15/26		9,305,000	8,721,670
Alexandria Real Estate Equities, Inc. 3.7% 1/15/27 (d)		7,975,000	7,383,255
BioMed Realty LP 4.5% 10/1/26 (d)		4,500,000	4,185,000
Boston Properties, Inc. 3.75% 5/15/36		900,000	913,140
Brandywine Operating Partnership LP 3.875% 10/15/26		1,700,000	1,627,750
BRE Properties, Inc. 4.125% 8/15/26		12,850,000	12,578,351
CapLease, Inc. 7.5% 10/1/27 (d)		5,500,000	4,400,000
Corporate Office Properties LP 3.5% 9/15/26 (d)		2,620,000	2,537,994
Duke Realty LP 3.75% 12/1/11 (d)		2,850,000	2,750,250
Home Properties, Inc. 4.125% 11/1/26 (d)		1,900,000	1,826,375
Hospitality Properties Trust 3.8% 3/15/27		5,200,000	4,927,000
Inland Real Estate Corp. 4.625% 11/15/26		4,700,000	4,357,914
Lexington Master Ltd. Partnership 5.45% 1/15/27 (d)		9,400,000	8,589,250
MPT Operating Partnership LP 9.25% 4/1/13 (d)		3,000,000	2,923,200
National Retail Properties, Inc. 3.95% 9/15/26		2,700,000	2,863,693
ProLogis Trust:
1.875% 11/15/37		4,400,000	3,762,088
2.625% 5/15/38		500,000	429,375
SL Green Realty Corp. 3% 3/30/27 (d)		1,450,000	1,305,000
The Macerich Co. 3.25% 3/15/12 (d)		4,300,000	3,891,500
United Dominion Realty Trust, Inc. 3.625% 9/15/11		8,100,000	7,781,063
Vornado Realty Trust 2.85% 4/1/27		4,660,000	4,449,694
Washington (REIT):
3.875% 9/15/26		4,350,000	4,208,625
3.875% 9/15/26		3,350,000	3,241,125
			99,653,312
Real Estate Management & Development - 0.3%
ERP Operating LP 3.85% 8/15/26		8,750,000	8,667,838
First Potomac Realty Investment LP 4% 12/15/11 (d)		2,400,000	2,157,000
Kilroy Realty LP 3.25% 4/15/12 (d)		5,000,000	4,500,000
			15,324,838
TOTAL FINANCIALS			115,882,830
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - 3.2%
CONSUMER DISCRETIONARY - 0.5%
Hotels, Restaurants & Leisure - 0.1%
Host Marriott LP 7% 8/15/12		$ 1,800,000	$ 1,804,500
Starwood Hotels & Resorts Worldwide, Inc. 6.25% 2/15/13		1,500,000	1,477,500
Times Square Hotel Trust 8.528% 8/1/26 (d)		864,910	791,653
			4,073,653
Household Durables - 0.4%
D.R. Horton, Inc.:
5.375% 6/15/12		2,900,000	2,900,000
6.5% 4/15/16		1,000,000	983,750
KB Home:
5.875% 1/15/15		1,500,000	1,425,000
6.25% 6/15/15		5,100,000	4,870,500
9.1% 9/15/17		500,000	530,000
Lennar Corp.:
5.5% 9/1/14		4,000,000	3,740,000
5.95% 10/17/11		1,000,000	990,000
M/I Homes, Inc. 6.875% 4/1/12		2,950,000	2,714,000
Meritage Homes Corp. 6.25% 3/15/15		3,500,000	3,255,000
Ryland Group, Inc.:
6.875% 6/15/13		1,000,000	1,030,000
8.4% 5/15/17		250,000	265,000
Stanley-Martin Communities LLC 9.75% 8/15/15 (b)		6,300,000	1,386,000
			24,089,250
TOTAL CONSUMER DISCRETIONARY			28,162,903
FINANCIALS - 2.6%
Diversified Financial Services - 0.0%
Sunwest Management, Inc. 8.385% 6/9/10 (b)(f)		3,175,000	1,746,250
Real Estate Investment Trusts - 2.3%
AMB Property LP:
5.9% 8/15/13		600,000	563,044
6.3% 6/1/13		2,000,000	1,945,120
Arden Realty LP 5.2% 9/1/11		500,000	517,649
AvalonBay Communities, Inc.:
4.95% 3/15/13		1,500,000	1,524,084
5.5% 1/15/12		1,000,000	1,042,808
5.7% 3/15/17		500,000	510,658
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
AvalonBay Communities, Inc.: - continued
6.625% 9/15/11		$ 1,521,000	$ 1,619,641
Brandywine Operating Partnership LP:
4.5% 11/1/09		800,000	799,767
5.75% 4/1/12		1,000,000	1,007,071
6% 4/1/16		1,000,000	926,154
7.5% 5/15/15		500,000	500,229
Camden Property Trust 5% 6/15/15		1,400,000	1,332,387
Colonial Properties Trust 6.875% 8/15/12		1,000,000	1,017,500
Colonial Realty LP 6.05% 9/1/16		1,000,000	883,418
Commercial Net Lease Realty, Inc.:
6.15% 12/15/15		700,000	660,605
6.25% 6/15/14		1,170,000	1,141,722
Developers Diversified Realty Corp.:
4.625% 8/1/10		1,600,000	1,572,939
5.375% 10/15/12		2,000,000	1,874,842
9.625% 3/15/16		1,880,000	1,885,907
Duke Realty LP:
5.625% 8/15/11		680,000	687,910
6.25% 5/15/13		750,000	761,117
7.375% 2/15/15		500,000	515,672
Equity One, Inc.:
6% 9/15/16		1,000,000	908,137
6.25% 1/15/17		1,000,000	913,183
Federal Realty Investment Trust:
4.5% 2/15/11		3,050,000	3,043,921
5.65% 6/1/16		700,000	665,381
5.95% 8/15/14		1,000,000	1,002,258
Health Care Property Investors, Inc.:
4.875% 9/15/10		700,000	703,895
6% 3/1/15		1,500,000	1,458,665
6% 1/30/17		1,000,000	933,929
6.3% 9/15/16		4,500,000	4,330,103
Health Care REIT, Inc. 6.2% 6/1/16		2,250,000	2,102,200
Healthcare Realty Trust, Inc.:
5.125% 4/1/14		500,000	470,450
8.125% 5/1/11		2,608,000	2,729,768
Highwoods/Forsyth LP 5.85% 3/15/17		3,200,000	2,818,349
HMB Capital Trust V 3.899% 12/15/36 (b)(d)(f)		4,300,000	430
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Hospitality Properties Trust:
5.625% 3/15/17		$ 1,540,000	$ 1,305,347
6.7% 1/15/18		1,000,000	887,441
6.75% 2/15/13		1,250,000	1,235,646
7.875% 8/15/14		500,000	500,962
Host Hotels & Resorts LP:
6.875% 11/1/14		2,000,000	1,940,000
9% 5/15/17 (d)		750,000	795,000
HRPT Properties Trust:
0.895% 3/16/11 (f)		2,000,000	1,891,308
6.5% 1/15/13		1,000,000	1,002,145
iStar Financial, Inc. 5.95% 10/15/13		7,995,000	4,637,100
Kimco Realty Corp.:
5.783% 3/15/16		550,000	540,630
6.875% 10/1/19		500,000	511,380
Liberty Property LP:
5.125% 3/2/15		1,440,000	1,337,619
6.375% 8/15/12		2,680,000	2,769,340
National Retail Properties, Inc. 6.875% 10/15/17		2,000,000	1,836,124
Nationwide Health Properties, Inc.:
6% 5/20/15		1,500,000	1,370,867
6.25% 2/1/13		2,000,000	2,025,698
6.5% 7/15/11		4,000,000	4,123,028
Omega Healthcare Investors, Inc.:
7% 4/1/14		4,550,000	4,424,875
7% 1/15/16		1,898,000	1,793,610
Pan Pacific Retail Properties, Inc. 5.95% 6/1/14		1,700,000	1,578,941
Rouse Co.:
5.375% 11/26/13 (b)		3,050,000	2,600,125
7.2% 9/15/12 (b)		1,000,000	870,000
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (b)(d)		9,000,000	7,751,250
Senior Housing Properties Trust 8.625% 1/15/12		6,900,000	7,038,000
Shurgard Storage Centers, Inc.:
5.875% 3/15/13		3,000,000	3,056,754
7.75% 2/22/11		1,000,000	1,042,941
Simon Property Group LP:
5% 3/1/12		700,000	721,845
5.75% 5/1/12		500,000	522,467
6.1% 5/1/16		1,000,000	1,027,749
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Simon Property Group LP: - continued
6.75% 5/15/14		$ 800,000	$ 857,985
UDR, Inc. 5.5% 4/1/14		2,000,000	1,992,718
United Dominion Realty Trust, Inc. 6.05% 6/1/13		2,500,000	2,532,700
Ventas Realty LP:
6.5% 6/1/16		660,000	636,900
6.5% 6/1/16		4,770,000	4,603,050
6.625% 10/15/14		8,020,000	7,799,450
7.125% 6/1/15		1,147,000	1,118,325
Weingarten Realty Invstors:
4.857% 1/15/14		1,000,000	928,303
5.263% 5/15/12		1,000,000	950,958
			127,929,494
Real Estate Management & Development - 0.3%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13		1,240,000	1,193,500
8.125% 6/1/12		1,000,000	991,250
CB Richard Ellis Services, Inc. 11.625% 6/15/17 (d)		1,000,000	1,080,000
ERP Operating LP:
5.2% 4/1/13		1,900,000	1,934,356
6.625% 3/15/12		3,000,000	3,209,250
First Industrial LP 5.75% 1/15/16		1,000,000	690,428
Regency Centers LP:
5.25% 8/1/15		4,009,000	3,723,214
5.875% 6/15/17		600,000	563,963
			13,385,961
Thrifts & Mortgage Finance - 0.0%
Wrightwood Capital LLC 10.5% 6/1/14 (b)(d)		4,750,000	1,983,125
TOTAL FINANCIALS			145,044,830
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Skilled Healthcare Group, Inc. 11% 1/15/14		1,300,000	1,345,500
Sun Healthcare Group, Inc. 9.125% 4/15/15		3,490,000	3,472,550
			4,818,050
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - 0.0%
Construction & Engineering - 0.0%
Toys 'R' Us Property Co. I LLC 10.75% 7/15/17 (d)		$ 1,500,000	$ 1,608,750
MATERIALS - 0.0%
Paper & Forest Products - 0.0%
Plum Creek Timberlands LP 5.875% 11/15/15		2,000,000	2,057,938
TOTAL NONCONVERTIBLE BONDS			181,692,471
TOTAL CORPORATE BONDS (Cost $285,341,109)			297,575,301
U.S. Treasury Inflation Protected Obligations - 27.2%

U.S. Treasury Inflation-Indexed Bonds:
1.75% 1/15/28		60,652,000	58,412,921
2% 1/15/26		110,595,760	110,676,924
2.375% 1/15/25		88,083,350	92,578,666
2.5% 1/15/29		64,699,305	69,719,686
3.625% 4/15/28		30,758,343	38,196,165
3.875% 4/15/29		34,454,052	44,637,319
U.S. Treasury Inflation-Indexed Notes:
0.625% 4/15/13		60,115,690	60,112,147
1.25% 4/15/14		25,440,500	25,872,481
1.375% 7/15/18		24,967,750	24,802,721
1.625% 1/15/15		70,515,058	71,998,392
1.625% 1/15/18		42,764,800	43,337,452
1.875% 7/15/13		72,559,869	75,106,590
1.875% 7/15/15		62,712,374	64,972,146
1.875% 7/15/19		19,164,160	19,776,812
2% 4/15/12		54,551,334	56,593,811
2% 1/15/14		81,803,425	84,892,043
2% 7/15/14		72,150,770	75,134,586
2% 1/15/16		58,973,555	61,385,106
2.125% 1/15/19		36,111,240	38,021,775
2.375% 4/15/11		65,318,204	67,335,431
2.375% 1/15/17		45,119,620	48,134,967
2.375% 1/15/27		74,220,440	78,298,899
2.5% 7/15/16		55,986,525	60,199,478
2.625% 7/15/17		46,759,950	50,907,448
U.S. Treasury Inflation Protected Obligations - continued
		Principal Amount (c)	Value
U.S. Treasury Inflation-Indexed Notes: - continued
3% 7/15/12		$ 72,545,349	$ 77,245,322
3.375% 1/15/12		9,060,139	9,644,233
3.5% 1/15/11		35,141,876	36,611,845
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS (Cost $1,483,777,028)			1,544,605,366
Asset-Backed Securities - 0.5%

Anthracite CDO II Ltd. Series 2002-2A Class F, 7.6% 12/24/37 (d)		3,005,000	1,202,000
Anthracite CDO III Ltd./Anthracite CDO III Corp. Series 2004-1A Class A, 0.6063% 3/23/19 (d)(f)		2,810,537	1,826,849
Brascan Real Estate CDO Ltd./Brascan Real Estate CDO Corp. Series 2004-1A Class A, 0.86% 1/20/40 (d)(f)		4,810,288	3,222,893
Capital Trust RE CDO Ltd./Capital Trust RE CDO Corp. Series 2005-3A Class A2, 5.16% 6/25/35 (d)		5,000,000	4,500,000
CapitalSource Real Estate Loan Trust Series 2006-1A Class A2A, 0.76% 1/20/37 (d)(f)		2,215,687	997,059
CapLease CDO Ltd. Series 2005-1A Class A, 4.926% 1/29/40 (d)		2,500,000	1,375,000
Conseco Finance Securitizations Corp.:
Series 2002-1 Class M2, 9.546% 12/1/33		1,500,000	976,315
Series 2002-2 Class M2, 9.163% 3/1/33		2,500,000	1,558,815
Countrywide Home Loan Trust Series 2006-BC2 Class N, 6.5% 2/25/47 (d)		181,452	5,444
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A:
Class B1, 6.065% 12/28/35 (d)		2,140,000	963,000
Class B2, 1.6331% 12/28/35 (d)(f)		2,110,000	675,200
Class D, 9% 12/28/35 (d)		500,000	126,650
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class D, 9% 6/28/38 (d)		1,000,000	250,000
Fairfield Street Solar Corp. Series 2004-1A Class E1, 3.7369% 11/28/39 (d)(f)		850,000	34,000
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class E, 1.8963% 9/25/46 (d)(f)		752,757	52,693
Home Equity Asset Trust Series 2006-3N Class B, 6.5% 8/27/36 (d)		750,000	1
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 3/15/28		6,125,000	1,029,741
Long Beach Asset Holdings Corp. Series 2006-4 Class N1, 5.877% 6/25/46 (d)		624,362	62
Asset-Backed Securities - continued
		Principal Amount (c)	Value
Merit Securities Corp. Series 13 Class M1, 7.9882% 12/28/33		$ 1,900,000	$ 758,100
N-Star Real Estate CDO Ltd. Series 1A:
Class B1, 2.0469% 8/28/38 (d)(f)		4,090,000	2,454,000
Class C1B, 7.696% 8/28/38 (d)		1,189,000	527,916
Prima Capital CDO Ltd./Prima Capital CDO Corp. Series 2005-1A Class A2, 4.646% 7/24/39 (d)		5,735,969	4,818,214
Residential Asset Securities Corp. Series 2003-KS10 Class MI3, 6.41% 12/25/33		525,429	118,724
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 3.1219% 2/5/36 (d)(f)		274,583	2,746
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 5.835% 9/25/26 (d)(f)		3,000,000	180,000
Series 2006-1A:
Class F, 1.435% 9/25/26 (d)(f)		2,250,000	112,500
Class G, 1.635% 9/25/26 (d)(f)		1,530,000	61,200
Class H, 1.935% 9/25/26 (d)(f)		4,300,000	150,500
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A Class F, 2.3688% 11/21/40 (d)(f)		1,500,000	45,000
TOTAL ASSET-BACKED SECURITIES (Cost $48,795,929)			28,024,622
Collateralized Mortgage Obligations - 0.3%

Private Sponsor - 0.3%
Banc of America Large Loan, Inc. Series 2005-MIB1 Class A2, 0.4534% 3/15/22 (d)(f)		9,730,000	7,606,439
Countrywide Alternative Loan Trust Series 2006-OC5N Class N, 7.25% 7/25/37 (d)		414,656	41
Countrywide Home Loans, Inc. Series 2005-R3 Class B3, 5.5% 9/25/35 (d)(f)		138,745	17,489
Countrywide Home Loans, Inc. Series 2003-J15:
Class B3, 4.7077% 1/25/19 (d)(f)		80,637	22,740
Class B4, 4.7077% 1/25/19 (d)(f)		161,274	50,086
Merrill Lynch Floating Trust floater Series 2006-1 Class TM, 0.7434% 6/15/22 (d)(f)		5,497,954	3,848,568
Merrill Lynch Mortgage Trust Series 2002-MW1 Class E, 6.219% 7/12/34 (d)		1,935,000	1,751,104
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2005-D Class B6, 2.4934% 12/15/37 (d)(f)		460,923	30,006
Series 2006-B Class B6, 1.9434% 7/15/38 (d)(f)		925,994	25,557
RESIX Finance Ltd. floater:
Series 2005-C Class B7, 3.3494% 9/10/37 (d)(f)		140,814	10,406
Collateralized Mortgage Obligations - continued
		Principal Amount (c)	Value
Private Sponsor - continued
RESIX Finance Ltd. floater: - continued
Series 2005-D Class B7, 4.4934% 12/15/37 (d)(f)		$ 276,554	$ 21,709
Series 2006-A Class B7, 3.7434% 3/15/38 (d)(f)		711,323	40,545
Series 2006-B Class B7, 4.0934% 7/15/38 (d)(f)		925,994	36,021
Series 2007-A Class BB, 3.5934% 2/15/39 (d)(f)		785,561	16,261
SBA CMBS Trust Series 2006-1A:
Class E, 6.174% 11/15/36 (d)		96,000	95,280
Class G, 6.904% 11/15/36 (d)		76,000	75,430
Class H, 7.389% 11/15/36 (d)		37,000	36,630
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $18,674,304)			13,684,312
Commercial Mortgage Securities - 1.5%

American Tower Trust I Series 2007-1A Class D, 5.9568% 4/15/37 (d)		4,800,000	4,656,000
Banc of America Commercial Mortgage, Inc. sequential payer:
Series 2002-2 Class F, 5.487% 7/11/43		4,000,000	3,767,129
Series 2005-1 Class A3, 4.877% 11/10/42		874,842	874,091
Banc of America Large Loan, Inc. floater Series 2005-MIB1 Class K, 2.2434% 3/15/22 (d)(f)		800,000	280,000
Chase Commercial Mortgage Securities Corp. Series 1998-1 Class H, 6.34% 5/18/30 (d)		2,000,000	1,253,552
Claregold Trust Series 2007-2A:
Class F, 5.01% 5/15/44 (f)	CAD	1,605,000	612,449
Class G, 5.01% 5/15/44 (f)	CAD	351,000	120,111
Class H, 5.01% 5/15/44 (f)	CAD	235,000	71,233
Class J, 5.01% 5/15/44 (f)	CAD	235,000	64,986
Class K, 5.01% 5/15/44 (f)	CAD	118,000	28,632
Class L, 5.01% 5/15/44 (f)	CAD	421,000	90,367
Class M, 5.01% 5/15/44 (f)	CAD	1,927,737	383,963
COMM pass-thru certificates Series 2001-J1A Class F, 6.958% 2/14/34 (d)		1,475,000	1,425,660
Credit Suisse First Boston Mortgage Securities Corp.:
Series 1997-C2 Class F, 7.46% 1/17/35 (f)		1,500,000	1,546,331
Series 2003-C3 Class D, 4.131% 5/15/38		2,000,000	1,332,626
Credit Suisse/Morgan Stanley Commercial Mortgage Trust Series 2006-HC1A:
Class A1, 0.4334% 5/15/23 (d)(f)		3,405,941	2,884,770
Class K, 1.7204% 5/15/23 (d)(f)		3,757,000	1,324,223
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Crest Ltd. Series 2001-1A Class C, 9% 2/25/34 (d)		$ 500,000	$ 200,000
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. Series 2006-1A:
Class D, 5.7724% 11/15/36 (d)		2,500,000	2,506,250
Class E, 6.0652% 11/15/36 (d)		1,200,000	1,200,000
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		2,400,000	843,147
DLJ Commercial Mortgage Corp. Series 1998-CG1 Class B4, 7.4591% 6/10/31 (d)(f)		2,500,000	2,550,217
G-Force LLC sequential payer Series 2005-RRA Class A2, 4.83% 8/22/36 (d)		7,885,000	6,071,450
GE Capital Commercial Mortgage Corp.:
Series 2001-3 Class C, 6.51% 6/10/38		1,430,000	1,392,429
Series 2002-1A Class H, 7.401% 12/10/35 (d)(f)		1,207,000	985,251
Global Towers Partners Acquisition Partners I LLC Series 2007-1A Class G, 7.8737% 5/15/37 (d)		3,000,000	2,700,000
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C2:
Class E, 7.624% 4/15/29 (f)		21,131	21,294
Class F, 6.75% 4/15/29 (f)		1,000,000	947,538
Class G, 6.75% 4/15/29 (f)		1,000,000	519,046
Series 1999-C1 Class F, 6.02% 5/15/33 (d)		2,500,000	2,019,658
Series 1999-C3 Class J, 6.974% 8/15/36 (d)		2,720,000	2,502,994
Series 2000-C1:
Class H, 7% 3/15/33 (d)		1,190,000	940,422
Class K, 7% 3/15/33		1,000,000	599,953
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2003-C1 Class D, 4.29% 7/5/35 (d)		1,000,000	874,862
Series 2002-C1 Class H, 5.903% 1/11/35 (d)		1,000,000	813,730
GS Mortgage Securities Corp. II floater Series 2007-EOP Class L, 1.5444% 3/1/20 (d)(f)		2,800,000	1,848,000
JPMorgan Chase Commercial Mortgage Securities Trust floater Series 2005-FL1A Class A2, 0.4234% 2/15/19 (d)(f)		8,990,000	7,954,661
JPMorgan Commercial Mortgage Finance Corp. Series 1997-C5 Class F, 7.5605% 9/15/29		2,066,000	2,015,177
LB Commercial Conduit Mortgage Trust Series 1998-C4 Class G, 5.6% 10/15/35 (d)		1,000,000	952,500
LB-UBS Commercial Mortgage Trust sequential pay Series 2005-C7 Class A1, 4.99% 11/15/30		630,849	636,161
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A Class B, 4.13% 11/20/37 (d)		2,630,000	2,130,300
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
LNR CFL Series 2004-1:
Class I10, 7.72% 2/26/28 (d)		$ 1,350,000	$ 652,995
Class I11, 7.72% 2/26/28 (d)		751,000	286,356
Class I12, 7.72% 2/26/28 (d)		750,000	233,025
Class I9, 7.72% 2/26/28 (d)		1,149,200	691,244
Merrill Lynch Mortgage Investors Trust Series 2001-HRPA Class H, 6.778% 2/3/16 (d)		2,000,000	1,900,000
Mezz Capital Commercial Mortgage Trust Series 2005-C3:
Class D, 7.7% 5/20/44 (d)		600,000	36,000
Class F, 10.813% 5/20/44 (d)		400,000	16,000
Morgan Stanley Capital I Trust:
sequential payer Series 2004-RR2 Class A2, 5.45% 10/28/33 (d)		4,732,016	3,951,233
Series 2005-HQ7 Class E, 5.3779% 11/14/42 (f)		1,250,000	504,850
Multi Security Asset Trust sequential payer Series 2005-RR4A Class A2, 4.83% 11/28/35 (d)		5,000,000	4,250,000
Prudential Securities Secured Financing Corp. Series 1999-NRF1 Class F, 6.074% 11/1/31 (d)		1,000,000	1,000,000
SBA CMBS Trust Series 2006-1A Class J, 7.825% 11/15/36 (d)		1,150,000	1,138,500
Structured Asset Securities Corp. Series 1997-LLI Class F, 7.3% 10/12/34 (d)		1,000,000	998,280
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (d)		2,000,000	1,720,000
UBS Commercial Mortgage Trust Series 2007-FL1 Class F, 0.8184% 7/15/24 (d)(f)		1,800,000	250,937
Wachovia Bank Commercial Mortgage Trust Series 2005-C20 Class A3SF, 0.4028% 7/15/42 (f)		3,728,011	3,578,891
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $96,977,146)			85,149,474
Common Stocks - 13.3%
	Shares
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.0%
Starwood Hotels & Resorts Worldwide, Inc.	35,000	1,156,050
Wynn Macau Ltd. (e)	248,000	322,560
		1,478,610
Household Durables - 0.1%
D.R. Horton, Inc.	32,300	368,543
Lennar Corp. Class A	48,600	692,550
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
M/I Homes, Inc. (a)	46,400	$ 630,576
Pulte Homes, Inc.	197,797	2,173,789
Toll Brothers, Inc. (a)	41,200	805,048
		4,670,506
TOTAL CONSUMER DISCRETIONARY		6,149,116
FINANCIALS - 12.8%
Diversified Financial Services - 0.0%
Capitol Acquisition Corp. (a)	100,000	984,000
Real Estate Investment Trusts - 12.5%
Acadia Realty Trust (SBI)	1,011,544	15,243,968
Alexandria Real Estate Equities, Inc.	293,567	15,955,366
AMB Property Corp. (SBI)	260,800	5,985,360
American Campus Communities, Inc.	65,600	1,761,360
Annaly Capital Management, Inc.	503,700	9,137,118
Anworth Mortgage Asset Corp.	107,700	848,676
Apartment Investment & Management Co. Class A	1,116,217	16,464,201
AvalonBay Communities, Inc.	188,816	13,732,588
Boston Properties, Inc.	293,000	19,206,150
Brandywine Realty Trust (SBI)	1,253,387	13,837,392
Camden Property Trust (SBI)	440,200	17,740,060
CapLease, Inc.	217,300	875,719
CBL & Associates Properties, Inc.	1,354,638	13,139,989
Colonial Properties Trust (SBI)	142,300	1,384,579
Corporate Office Properties Trust (SBI)	487,018	17,961,224
Cypress Sharpridge Investments, Inc.	330,641	4,695,102
Cypress Sharpridge Investments, Inc. (d)	208,316	2,958,087
Developers Diversified Realty Corp.	1,491,221	13,778,882
DiamondRock Hospitality Co.	1,836,262	14,873,722
Digital Realty Trust, Inc.	476,900	21,799,099
Duke Realty LP	2,007,300	24,107,673
Education Realty Trust, Inc.	58,371	346,140
Equity Lifestyle Properties, Inc.	143,600	6,144,644
Equity Residential (SBI)	537,482	16,500,697
Essex Property Trust, Inc.	223,371	17,775,864
Federal Realty Investment Trust (SBI)	42,000	2,577,540
First Industrial Realty Trust, Inc.	496,800	2,608,200
Franklin Street Properties Corp.	23,200	303,920
Glimcher Realty Trust	124,100	455,447
Government Properties Income Trust	54,300	1,303,743
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
HCP, Inc.	631,600	$ 18,152,184
Health Care REIT, Inc.	43,900	1,827,118
Healthcare Realty Trust, Inc.	384,785	8,130,507
Highwoods Properties, Inc. (SBI)	830,500	26,119,225
Home Properties, Inc.	197,400	8,505,966
Host Hotels & Resorts, Inc.	674,700	7,941,219
Inland Real Estate Corp.	146,500	1,283,340
Kimco Realty Corp.	302,220	3,940,949
Kite Realty Group Trust	984,130	4,103,822
LaSalle Hotel Properties (SBI)	36,780	723,095
Lexington Corporate Properties Trust	59,499	303,445
Liberty Property Trust (SBI)	43,300	1,408,549
MFA Financial, Inc.	2,160,646	17,198,742
National Retail Properties, Inc.	108,500	2,329,495
Nationwide Health Properties, Inc.	150,700	4,670,193
Omega Healthcare Investors, Inc.	27,100	434,142
ProLogis Trust	2,939,204	35,035,312
Public Storage	331,800	24,964,632
Ramco-Gershenson Properties Trust (SBI)	124,000	1,106,080
Redwood Trust, Inc.	70,700	1,095,850
Regency Centers Corp.	672,500	24,916,125
Simon Property Group, Inc.	865,955	60,123,256
SL Green Realty Corp.	570,300	25,007,655
Starwood Property Trust, Inc.	48,900	990,225
Sunstone Hotel Investors, Inc.	2,855,760	20,275,896
Tanger Factory Outlet Centers, Inc.	98,100	3,663,054
The Macerich Co.	667,093	20,232,931
U-Store-It Trust	1,703,608	10,647,550
UDR, Inc.	249,839	3,932,466
Ventas, Inc.	1,272,680	48,998,180
Vornado Realty Trust	393,257	25,329,683
		706,893,396
Real Estate Management & Development - 0.3%
BR Malls Participacoes SA (a)	241,100	2,847,841
Brookfield Properties Corp.	437,500	4,926,250
CB Richard Ellis Group, Inc. Class A (a)	910,149	10,685,149
		18,459,240
TOTAL FINANCIALS		726,336,636
Common Stocks - continued
	Shares	Value
HEALTH CARE - 0.4%
Health Care Providers & Services - 0.4%
Brookdale Senior Living, Inc.	197,100	$ 3,573,423
Capital Senior Living Corp. (a)	173,000	1,055,300
Emeritus Corp. (a)	812,635	17,837,338
Sun Healthcare Group, Inc. (a)	111,500	963,360
		23,429,421
TOTAL COMMON STOCKS (Cost $768,990,888)		755,915,173
Preferred Stocks - 1.5%

Convertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Real Estate Investment Trusts - 0.1%
HRPT Properties Trust 6.50%	120,000	2,181,240
Lexington Corporate Properties Trust Series C 6.50%	33,800	1,005,550
Simon Property Group, Inc. 6.00%	25,900	1,555,036
		4,741,826
Nonconvertible Preferred Stocks - 1.4%
FINANCIALS - 1.4%
Diversified Financial Services - 0.0%
DRA CRT Acquisition Corp. Series A, 8.50%	1,700	21,250
Red Lion Hotels Capital Trust 9.50%	138,465	2,881,457
W2007 Grace Acquisition I, Inc. Series B, 8.75% (a)	7,600	3,800
		2,906,507
Real Estate Investment Trusts - 1.4%
Alexandria Real Estate Equities, Inc. Series C, 8.375%	53,500	1,295,770
AMB Property Corp. Series O, 7.00%	1,000	23,250
American Home Mortgage Investment Corp.:
Series A, 9.375% (a)	81,500	163
Series B, 9.25% (a)	233,544	8,174
Annaly Capital Management, Inc. Series A, 7.875%	205,500	4,993,650
Anworth Mortgage Asset Corp. Series A, 8.625%	220,500	5,400,045
Apartment Investment & Management Co.:
Series G, 9.375%	72,500	1,784,225
Series T, 8.00%	80,000	1,706,400
BioMed Realty Trust, Inc. Series A, 7.375%	20,000	445,000
Cedar Shopping Centers, Inc. 8.875%	15,000	304,500
CenterPoint Properties Trust Series D, 5.377%	5,280	2,376,000
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Colonial Properties Trust (depositary shares) Series D, 8.125%	89,500	$ 2,053,130
Cousins Properties, Inc.:
Series A, 7.75%	79,600	1,634,188
Series B, 7.50%	43,159	842,895
Developers Diversified Realty Corp. (depositary shares) Series G, 8.00%	40,100	761,900
Digital Realty Trust, Inc.:
Series A, 8.50%	90,000	2,196,000
Series B, 7.875%	36,100	859,541
Duke Realty LP 8.375%	112,097	2,720,594
Eagle Hospitality Properties Trust, Inc. 8.25%	71,300	32,085
Equity Residential (depositary shares) Series N, 6.48%	21,200	443,928
Health Care REIT, Inc. Series F, 7.625%	50,000	1,184,500
HomeBanc Mortgage Corp. Series A, 0.00% (a)	213,315	1,280
Hospitality Properties Trust:
Series B, 8.875%	227,090	5,370,679
Series C, 7.00%	74,798	1,454,821
HRPT Properties Trust Series B, 8.75%	11,666	275,318
Innkeepers USA Trust Series C, 8.00%	198,000	217,800
Kimco Realty Corp. Series G, 7.75%	168,000	4,090,800
LaSalle Hotel Properties:
Series B, 8.375%	9,550	214,875
Series E, 8.00%	91,400	1,988,864
Series G, 7.25%	87,640	1,752,800
LBA Realty Fund II Series B, 7.625% (a)	146,695	1,760,340
Lexington Corporate Properties Trust Series B, 8.05%	59,400	1,076,328
Lexington Realty Trust 7.55%	32,300	549,100
LTC Properties, Inc. Series F, 8.00%	98,800	2,311,920
MFA Financial, Inc. Series A, 8.50%	378,300	9,344,010
Mid-America Apartment Communities, Inc. Series H, 8.30%	56,100	1,381,743
Newcastle Investment Corp.:
Series B, 9.75%	155,900	1,077,269
Series D, 8.375%	25,896	165,734
Omega Healthcare Investors, Inc. Series D, 8.375%	80,000	1,952,000
PS Business Parks, Inc.:
(depositary shares) Series L, 7.60%	14,410	331,718
Series P, 6.70%	65,000	1,374,750
Public Storage:
(depositary shares)	30,000	748,800
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Public Storage: - continued
Series I, 7.25%	31,655	$ 798,023
Series K, 7.25%	80,000	1,992,800
Series L, 6.75%	10,000	226,400
Series N, 7.00%	40,000	953,600
Realty Income Corp. 6.75%	4,500	108,450
Regency Centers Corp. 7.25%	31,125	690,975
Saul Centers, Inc.:
8.00%	45,000	1,040,400
Series B (depositary shares) 9.00%	20,000	482,400
Strategic Hotel & Resorts, Inc.:
Series A, 8.50%	120,000	1,128,000
Series C, 8.25%	60,000	567,000
Sunstone Hotel Investors, Inc. Series A, 8.00%	45,000	841,500
Taubman Centers, Inc. Series G, 8.00%	20,000	475,000
Weingarten Realty Investors (SBI) Series F, 6.50%	92,546	1,850,920
		79,662,355
TOTAL FINANCIALS		82,568,862
TOTAL PREFERRED STOCKS (Cost $117,643,574)		87,310,688
Floating Rate Loans - 0.1%
	Principal Amount (c)
CONSUMER DISCRETIONARY - 0.0%
Household Durables - 0.0%
TOUSA, Inc. Tranche 1, term loan 7.25% 7/31/12 (a)(f)	$ 3,000,000	1,035,733
Specialty Retail - 0.0%
The Pep Boys - Manny, Moe & Jack term loan 2.36% 10/27/13 (f)	494,480	468,520
TOTAL CONSUMER DISCRETIONARY		1,504,253
Floating Rate Loans - continued
	Principal Amount (c)	Value
FINANCIALS - 0.1%
Real Estate Investment Trusts - 0.0%
Capital Automotive (REIT) Tranche B, term loan 2.02% 12/16/10 (f)	$ 1,000,000	$ 862,500
Spirit Finance Corp. term loan 3.4831% 8/1/13 (f)	1,000,000	510,000
		1,372,500
Real Estate Management & Development - 0.1%
Realogy Corp.:
Credit-Linked Deposit 3.3088% 10/10/13 (f)	801,352	675,139
Tranche 2LN, term loan 13.5% 10/15/17	1,000,000	1,035,000
Tranche B, term loan 3.2544% 10/10/13 (f)	2,976,449	2,507,658
		4,217,797
TOTAL FINANCIALS		5,590,297
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Skilled Healthcare Group, Inc. Tranche 1LN, term loan 2.3664% 6/15/12 (f)	967,172	899,470
TOTAL FLOATING RATE LOANS (Cost $10,705,287)		7,994,020
Commodity-Linked Notes - 10.1%

AB Svensk Exportkredit:
Note, three-month U.S. dollar LIBOR minus .27% due 01/28/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(f)(i)	32,300,000	55,673,241
Note, three-month U.S. dollar LIBOR minus .27% due 12/23/2009 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(f)(i)	22,000,000	26,997,745
Cooperatieve Centrale Raiffeisen - Boerenleenbank BA:
Medium Term Note, three-month U.S. dollar LIBOR minus .35% due 4/14/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(f)(i)	16,700,000	20,440,433
Medium Term Note, three-month U.S. dollar LIBOR minus .45% due 1/22/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(f)(i)	15,000,000	25,854,446
Commodity-Linked Notes - continued
	Principal Amount (c)	Value
Credit Suisse First Boston New York Branch:
Medium Term Note, one-month U.S. dollar LIBOR minus .10% due 11/10/2009 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(f)(i)	$ 8,475,000	$ 12,535,830
Medium Term Note, one-month U.S. dollar LIBOR minus .10% due 11/24/2009 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(f)(i)	9,330,000	12,388,223
Medium Term Note, one-month U.S. dollar LIBOR minus .10% due 11/5/2009 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(f)(i)	8,605,000	12,728,120
Medium Term Note, one-month U.S. dollar LIBOR minus .10% due 12/16/2009 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(f)(i)	10,000,000	12,282,551
Medium Term Note, one-month U.S. dollar LIBOR minus .10% due 4/22/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(f)(i)	8,400,000	9,983,590
Deutsche Bank AG London Branch:
Medium Term Note, one-month U.S. dollar LIBOR minus .16% due 01/22/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(f)(i)	12,500,000	21,556,879
Medium Term Note, one-month U.S. dollar LIBOR minus .16% due 11/13/2009 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(f)(i)	8,000,000	11,823,500
Eksportfinans ASA:
Medium Term Note, three-month U.S. dollar LIBOR minus .22% due 01/27/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(f)(i)	50,000,000	86,365,597
Medium Term Note, three-month U.S. dollar LIBOR minus .25% due 11/16/2009 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(f)(i)	29,700,000	44,003,130
JPMorgan Chase Bank NA:
Medium Term Note, three-month U.S. dollar LIBOR minus .15% due 11/1/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(f)(i)	11,000,000	12,105,606
Medium Term Note, three-month U.S. dollar LIBOR minus .30% due 12/21/2009 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(f)(i)	20,000,000	24,508,686
Commodity-Linked Notes - continued
	Principal Amount (c)	Value
JPMorgan Chase Bank NA: - continued
Medium Term Note, three-month U.S. dollar LIBOR minus .97% due 11/9/2009 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(f)(i)	$ 5,000,000	$ 7,344,680
Merrill Lynch & Co., Inc. Medium Term Note, one-month U.S. dollar LIBOR due 11/19/2009 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(f)(i)	13,500,000	20,001,423
Morgan Stanley Note, one-month U.S. dollar LIBOR minus 1.7% due 11/12/2009 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(f)(i)	5,000,000	7,407,934
Societe Generale Commodities Products, LLC:
Note, one-month U.S. dollar LIBOR due 1/26/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(f)(i)	40,500,000	69,918,851
Note, one-month U.S. dollar LIBOR due 11/6/2009 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(f)(i)	16,670,000	24,637,219
Note, one-month U.S. dollar LIBOR due 4/27/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(f)(i)	6,600,000	7,592,739
Note, one-month U.S. dollar LIBOR due 7/7/10 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(f)(i)	8,350,000	9,016,266
UBS AG Jersey Branch:
Note, one-month U.S. dollar LIBOR minus .06% due 11/12/2009 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(f)(i)	8,000,000	11,860,480
Note, one-month U.S. dollar LIBOR minus .14% due 6/22/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(f)(i)	15,000,000	16,517,566
Note, one-month U.S. dollar LIBOR minus .14% due 8/30/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(f)(i)	10,000,000	11,006,699
TOTAL COMMODITY-LINKED NOTES (Cost $390,630,000)		574,551,434
Fixed-Income Funds - 25.0%
	Shares
Fidelity Floating Rate Central Fund (g) (Cost $1,493,459,891)	15,582,414	1,415,350,664
Preferred Securities - 0.0%
	Principal Amount (c)	Value
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Cairn High Grade ABS CDO PLC Series 2006-2A Class SUB, 1/13/47 (a)(d)	1,200,000	$ 0
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (d)(f)	500,000	68,450
Harp High Grade CDO I Ltd. Series 2006-1, 7/8/46 (d)(f)	1,650,000	17
Ipswich Street CDO Series 2006-1, 6/27/46 (b)(d)(f)	2,250,000	0
Kent Funding III Ltd. 11/5/47 (a)(d)	2,200,000	0
		68,467
TOTAL PREFERRED SECURITIES (Cost $7,431,658)		68,467
Money Market Funds - 15.2%
	Shares
Fidelity Cash Central Fund, 0.25% (h) (Cost $861,099,123)	861,099,123	861,099,123
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,583,525,937)		5,671,328,644
NET OTHER ASSETS - 0.0%		2,321,627
NET ASSETS - 100%		$ 5,673,650,271
Currency Abbreviations
CAD	-	Canadian dollar
Legend
(a) Non-income producing
(b) Non-income producing - Issuer is in default.
(c) Principal amount is stated in United States dollars unless otherwise noted.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $740,503,329 or 13.1% of net assets.

(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request

(h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(i) Security is linked to the Dow Jones-UBS Commodity Total Return Index. Securities do not guarantee any return of principal at maturity but instead, will pay at maturity or upon exchange, an amount based on the closing value of the Dow Jones-UBS Commodity Total Return Index. Although these instruments are primarily debt obligations, they indirectly provide exposure to changes in the value of the underlying commodities. Holders of the security have the right to exchange these notes at any time.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,157,012
Fidelity Floating Rate Central Fund	66,452,714
Total	$ 72,609,726
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 1,342,745,842	$ 109,046,887	$ 110,047,046	$ 1,415,350,664	47.7%
Other Information

The following is a summary of the inputs used, as of September 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 6,149,116	$ 5,826,556	$ 322,560	$ -
Financials	813,647,324	804,731,993	6,538,051	2,377,280
Health Care	23,429,421	23,429,421	-	-
Corporate Bonds	297,575,301	-	293,053,843	4,521,458
U.S. Government and Government Agency Obligations	1,544,605,366	-	1,544,605,366	-
Asset-Backed Securities	28,024,622	-	6,906,488	21,118,134
Collateralized Mortgage Obligations	13,684,312	-	13,486,277	198,035
Commercial Mortgage Securities	85,149,474	-	68,700,871	16,448,603
Floating Rate Loans	7,994,020	-	7,994,020	-
Commodity-Linked Notes	574,551,434	-	574,551,434	-
Fixed-Income Funds	1,415,350,664	1,415,350,664	-	-
Preferred Securities	68,467	-	-	68,467
Money Market Funds	861,099,123	861,099,123	-	-
Total Investments in Securities:	$ 5,671,328,644	$ 3,110,437,757	$ 2,516,158,910	$ 44,731,977
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 39,257,885
Total Realized Gain (Loss)	(163,184)
Total Unrealized Gain (Loss)	(18,991,287)
Cost of Purchases	15,675,176
Proceeds of Sales	(5,113,144)
Amortization/Accretion	(1,132,445)
Transfers in/out of Level 3	15,198,976
Ending Balance	$ 44,731,977
The change in unrealized gain (loss) attributable to Level 3 securities at September 30, 2009	$ (15,954,335)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information
At September 30, 2009, the fund had a capital loss carryforward of approximately $721,426,979 of which $1,056,822 and $720,370,157 will expire on September 30, 2016 and 2017, respectively.
The fund intends to elect to defer to its fiscal year ending September 30, 2010 approximately $417,538,077 of losses recognized during the period November 1, 2008 to September 30, 2009.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	September 30, 2009

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $3,228,966,923)	$ 3,394,878,857
Fidelity Central Funds (cost $2,354,559,014)	2,276,449,787
Total Investments (cost $5,583,525,937)		$ 5,671,328,644
Cash		1,089,595
Foreign currency held at value (cost $20,227)		20,227
Receivable for investments sold		2,055,571
Receivable for fund shares sold		3,842,106
Dividends receivable		2,751,277
Interest receivable		13,573,456
Distributions receivable from Fidelity Central Funds		4,798,681
Prepaid expenses		27,771
Receivable from investment adviser for expense reductions		84
Other receivables		11,346
Total assets		5,699,498,758

Liabilities
Payable for investments purchased Regular delivery	$ 18,200,286
Delayed delivery	325,815
Payable for fund shares redeemed	2,074,869
Distributions payable	35
Accrued management fee	2,622,124
Distribution fees payable	68,004
Other affiliated payables	774,658
Other payables and accrued expenses	1,782,696
Total liabilities		25,848,487

Net Assets		$ 5,673,650,271
Net Assets consist of:
Paid in capital		$ 6,692,830,387
Undistributed net investment income		62,157,364
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,169,123,946)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		87,786,466
Net Assets		$ 5,673,650,271

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

September 30, 2009

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($112,929,310 ÷ 13,627,670 shares)	$ 8.29

Maximum offering price per share (100/96.00 of $8.29)	$ 8.64
Class T: Net Asset Value and redemption price per share ($23,499,547 ÷ 2,832,393 shares)	$ 8.30

Maximum offering price per share (100/96.00 of $8.30)	$ 8.65
Class B: Net Asset Value and offering price per share ($5,991,904 ÷ 724,104 shares)A	$ 8.27

Class C: Net Asset Value and offering price per share ($44,743,907 ÷ 5,427,890 shares)A	$ 8.24

Strategic Real Return: Net Asset Value, offering price and redemption price per share ($4,914,336,161 ÷ 590,887,233 shares)	$ 8.32

Class F: Net Asset Value, offering price and redemption price per share ($389,164 ÷ 46,797 shares)	$ 8.32

Institutional Class: Net Asset Value, offering price and redemption price per share ($571,760,278 ÷ 68,845,746 shares)	$ 8.30

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended September 30, 2009

Investment Income
Dividends		$ 28,609,369
Interest		64,423,843
Inflation principal income		(25,546,502)
Income from Fidelity Central Funds		72,609,726
Total income		140,096,436

Expenses
Management fee	$ 26,400,654
Transfer agent fees	7,360,569
Distribution fees	680,246
Accounting fees and expenses	1,351,590
Custodian fees and expenses	65,954
Independent trustees' compensation	17,084
Registration fees	154,480
Audit	247,056
Legal	25,297
Interest	2,273
Miscellaneous	130,407
Total expenses before reductions	36,435,610
Expense reductions	(38,751)	36,396,859
Net investment income		103,699,577
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(782,256,886)
Fidelity Central Funds	(33,097,170)
Foreign currency transactions	(33,505)
Swap agreements	5,777,548
Total net realized gain (loss)		(809,610,013)
Change in net unrealized appreciation (depreciation) on: Investment securities	564,798,164
Assets and liabilities in foreign currencies	1,693
Swap agreements	(8,941,119)
Total change in net unrealized appreciation (depreciation)		555,858,738
Net gain (loss)		(253,751,275)
Net increase (decrease) in net assets resulting from operations		$ (150,051,698)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended September 30, 2009	Year ended September 30, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 103,699,577	$ 263,201,883
Net realized gain (loss)	(809,610,013)	(58,419,216)
Change in net unrealized appreciation (depreciation)	555,858,738	(444,203,592)
Net increase (decrease) in net assets resulting from operations	(150,051,698)	(239,420,925)
Distributions to shareholders from net investment income	(137,555,906)	(234,930,280)
Distributions to shareholders from net realized gain	(279,253,909)	(35,964,382)
Total distributions	(416,809,815)	(270,894,662)
Share transactions - net increase (decrease)	646,121,165	1,493,840,575
Redemption fees	143,023	277,199
Total increase (decrease) in net assets	79,402,675	983,802,187

Net Assets
Beginning of period	5,594,247,596	4,610,445,409
End of period (including undistributed net investment income of $62,157,364 and undistributed net investment income of $96,453,823, respectively)	$ 5,673,650,271	$ 5,594,247,596

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended September 30,

2009

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 9.36	$ 10.23	$ 10.08	$ 10.15	$ 10.00
Income from Investment Operations
Net investment income E	.146	.444	.473	.524	.031
Net realized and unrealized gain (loss)	(.528)	(.820)	.077	(.329)	.119
Total from investment operations	(.382)	(.376)	.550	.195	.150
Distributions from net investment income	(.208)	(.424)	(.400)	(.266)	-
Distributions from net realized gain	(.480)	(.070)	-	-	-
Total distributions	(.688)	(.494)	(.400)	(.266)	-
Redemption fees added to paid in capital E	- J	- J	- J	.001	- J
Net asset value, end of period	$ 8.29	$ 9.36	$ 10.23	$ 10.08	$ 10.15
Total Return B, C, D	(2.73)%	(3.96)%	5.55%	1.96%	1.50%
Ratios to Average Net Assets F, I
Expenses before reductions	1.03%	1.01%	1.01%	1.02%	4.71% A
Expenses net of fee waivers, if any	1.03%	1.01%	1.01%	1.00%	1.00% A
Expenses net of all reductions	1.03%	1.01%	1.01%	.99%	1.00% A
Net investment income	1.98%	4.43%	4.66%	5.24%	4.28% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 112,929	$ 125,074	$ 25,406	$ 13,335	$ 3,405
Portfolio turnover rate G	38%	40%	19%	11%	78% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period September 7, 2005 (commencement of operations) to September 30, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended September 30,

2009

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 9.36	$ 10.24	$ 10.08	$ 10.15	$ 10.00
Income from Investment Operations
Net investment income E	.144	.449	.476	.517	.030
Net realized and unrealized gain (loss)	(.521)	(.843)	.082	(.325)	.120
Total from investment operations	(.377)	(.394)	.558	.192	.150
Distributions from net investment income	(.203)	(.417)	(.398)	(.263)	-
Distributions from net realized gain	(.480)	(.070)	-	-	-
Total distributions	(.683)	(.487)	(.398)	(.263)	-
Redemption fees added to paid in capital E	- J	.001	- J	.001	- J
Net asset value, end of period	$ 8.30	$ 9.36	$ 10.24	$ 10.08	$ 10.15
Total Return B, C, D	(2.69)%	(4.12)%	5.64%	1.93%	1.50%
Ratios to Average Net Assets F, I
Expenses before reductions	1.07%	1.01%	1.00%	1.05%	4.81% A
Expenses net of fee waivers, if any	1.07%	1.01%	1.00%	1.05%	1.10% A
Expenses net of all reductions	1.07%	1.01%	1.00%	1.05%	1.10% A
Net investment income	1.95%	4.42%	4.67%	5.19%	4.18% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 23,500	$ 27,405	$ 27,709	$ 22,825	$ 3,284
Portfolio turnover rate G	38%	40%	19%	11%	78% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period September 7, 2005 (commencement of operations) to September 30, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended September 30,

2009

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 9.34	$ 10.21	$ 10.06	$ 10.14	$ 10.00
Income from Investment Operations
Net investment income E	.093	.376	.405	.450	.025
Net realized and unrealized gain (loss)	(.536)	(.824)	.072	(.318)	.115
Total from investment operations	(.443)	(.448)	.477	.132	.140
Distributions from net investment income	(.147)	(.353)	(.327)	(.213)	-
Distributions from net realized gain	(.480)	(.070)	-	-	-
Total distributions	(.627)	(.423)	(.327)	(.213)	-
Redemption fees added to paid in capital E	- J	.001	- J	.001	- J
Net asset value, end of period	$ 8.27	$ 9.34	$ 10.21	$ 10.06	$ 10.14
Total Return B, C, D	(3.53)%	(4.63)%	4.81%	1.33%	1.40%
Ratios to Average Net Assets F, I
Expenses before reductions	1.76%	1.71%	1.69%	1.74%	5.47% A
Expenses net of fee waivers, if any	1.75%	1.71%	1.69%	1.74%	1.75% A
Expenses net of all reductions	1.75%	1.71%	1.69%	1.73%	1.75% A
Net investment income	1.27%	3.72%	3.98%	4.49%	3.53% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,992	$ 8,847	$ 6,828	$ 6,002	$ 3,253
Portfolio turnover rate G	38%	40%	19%	11%	78% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period September 7, 2005 (commencement of operations) to September 30, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended September 30,

2009

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 9.31	$ 10.19	$ 10.04	$ 10.14	$ 10.00
Income from Investment Operations
Net investment income E	.088	.366	.392	.437	.024
Net realized and unrealized gain (loss)	(.532)	(.826)	.080	(.323)	.116
Total from investment operations	(.444)	(.460)	.472	.114	.140
Distributions from net investment income	(.146)	(.350)	(.322)	(.215)	-
Distributions from net realized gain	(.480)	(.070)	-	-	-
Total distributions	(.626)	(.420)	(.322)	(.215)	-
Redemption fees added to paid in capital E	- J	- J	- J	.001	- J
Net asset value, end of period	$ 8.24	$ 9.31	$ 10.19	$ 10.04	$ 10.14
Total Return B, C, D	(3.55)%	(4.77)%	4.77%	1.15%	1.40%
Ratios to Average Net Assets F, I
Expenses before reductions	1.83%	1.80%	1.81%	1.86%	5.56% A
Expenses net of fee waivers, if any	1.83%	1.80%	1.81%	1.85%	1.85% A
Expenses net of all reductions	1.83%	1.80%	1.81%	1.84%	1.85% A
Net investment income	1.19%	3.63%	3.86%	4.39%	3.43% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 44,744	$ 50,837	$ 24,175	$ 16,528	$ 3,467
Portfolio turnover rate G	38%	40%	19%	11%	78% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period September 7, 2005 (commencement of operations) to September 30, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Strategic Real Return

Years ended September 30,

2009

2008

2007

2006

2005 G

Selected Per-Share Data
Net asset value, beginning of period	$ 9.39	$ 10.26	$ 10.10	$ 10.15	$ 10.00
Income from Investment Operations
Net investment income D	.166	.479	.504	.544	.028
Net realized and unrealized gain (loss)	(.529)	(.834)	.079	(.317)	.122
Total from investment operations	(.363)	(.355)	.583	.227	.150
Distributions from net investment income	(.227)	(.446)	(.423)	(.278)	-
Distributions from net realized gain	(.480)	(.070)	-	-	-
Total distributions	(.707)	(.516)	(.423)	(.278)	-
Redemption fees added to paid in capital D	- I	.001	- I	.001	- I
Net asset value, end of period	$ 8.32	$ 9.39	$ 10.26	$ 10.10	$ 10.15
Total Return B, C	(2.48)%	(3.73)%	5.89%	2.28%	1.50%
Ratios to Average Net Assets E, H
Expenses before reductions	.77%	.73%	.74%	.80%	4.41% A
Expenses net of fee waivers, if any	.77%	.73%	.74%	.80%	.85% A
Expenses net of all reductions	.77%	.73%	.73%	.79%	.85% A
Net investment income	2.25%	4.70%	4.94%	5.45%	4.43% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,914,336	$ 4,868,074	$ 4,214,434	$ 2,694,765	$ 21,867
Portfolio turnover rate F	38%	40%	19%	11%	78% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 7, 2005 (commencement of operations) to September 30, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class F

Period ended September 30,

2009 H

Selected Per-Share Data
Net asset value, beginning of period	$ 7.63
Income from Investment Operations
Net investment income D	.065
Net realized and unrealized gain (loss)	.676 G
Total from investment operations	.741
Distributions from net investment income	(.051)
Redemption fees added to paid in capital D	- J
Net asset value, end of period	$ 8.32
Total Return B, C	9.80%
Ratios to Average Net Assets E, I
Expenses before reductions	.61% A
Expenses net of fee waivers, if any	.61% A
Expenses net of all reductions	.61% A
Net investment income	3.14% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 389
Portfolio turnover rate F	38%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period June 26, 2009 (commencement of sale of shares) to September 30, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended September 30,

2009

2008

2007

2006

2005 G

Selected Per-Share Data
Net asset value, beginning of period	$ 9.37	$ 10.25	$ 10.09	$ 10.15	$ 10.00
Income from Investment Operations
Net investment income D	.166	.475	.500	.540	.032
Net realized and unrealized gain (loss)	(.529)	(.841)	.081	(.321)	.118
Total from investment operations	(.363)	(.366)	.581	.219	.150
Distributions from net investment income	(.227)	(.445)	(.421)	(.280)	-
Distributions from net realized gain	(.480)	(.070)	-	-	-
Total distributions	(.707)	(.515)	(.421)	(.280)	-
Redemption fees added to paid in capital D	- I	.001	- I	.001	- I
Net asset value, end of period	$ 8.30	$ 9.37	$ 10.25	$ 10.09	$ 10.15
Total Return B, C	(2.49)%	(3.85)%	5.87%	2.20%	1.50%
Ratios to Average Net Assets E, H
Expenses before reductions	.77%	.75%	.76%	.82%	4.55% A
Expenses net of fee waivers, if any	.77%	.75%	.76%	.82%	.85% A
Expenses net of all reductions	.77%	.75%	.75%	.82%	.85% A
Net investment income	2.24%	4.68%	4.92%	5.46%	4.43% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 571,760	$ 514,011	$ 311,894	$ 139,446	$ 3,248
Portfolio turnover rate F	38%	40%	19%	11%	78% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 7, 2005 (commencement of operations) to September 30, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended September 30, 2009

1. Organization.

Fidelity Strategic Real Return Fund (the Fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. In January 2009, the Board of Trustees of the Fund approved the creation of an additional class of shares. The Fund commenced sale of Class F on June 26, 2009. The Fund offers Class A, Class T, Class B, Class C, Strategic Real Return, Class F and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each Fidelity Central Fund.

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Notes to Financial Statements - continued

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Floating Rate Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, November 24, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establish a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of September 30, 2009, for the Fund's investments, as well as a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

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3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds, floating rate loans, preferred securities and U.S. government and government agency obligations, pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. For asset backed securities, collateralized mortgage obligations and commercial mortgage securities, pricing services generally utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and types as well as dealer supplied prices. For commodity-linked notes, pricing services generally consider the movement of an underlying commodity index as well as other terms of the contract including the leverage factor and any fee and/or interest components of the note. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

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Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions taken by the Fund. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, foreign currency transactions, passive foreign investment companies (PFIC), controlled foreign corporations, market discount, partnerships (including allocations from Fidelity Central Funds), income recognized on commodity-linked notes, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 431,888,226
Unrealized depreciation	(367,015,022)
Net unrealized appreciation (depreciation)	$ 64,873,204

Undistributed ordinary income	$ 54,911,834
Capital loss carryforward	$ (721,426,979)

Cost for federal income tax purposes	$ 5,606,455,440

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Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	September 30, 2009	September 30, 2008
Ordinary Income	$ 416,809,815	$ 265,756,893
Long-term Capital Gains	-	5,137,769
Total	$ 416,809,815	$ 270,894,662

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 60 days are subject to a redemption fee equal to .75% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Treasury Inflation-Protected Securities. The Fund invests in Treasury Inflation-Protected Securities ("TIPS"), in which the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Inflation principal income in the accompanying Statement of Operations. Such adjustments may have a significant impact on the Fund's distributions.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Indexed Securities. The Fund may invest in indexed securities whose values, interest rates and/or redemption prices are linked either directly or inversely to changes in foreign currencies, interest rates, commodities, indices, or other underlying instruments. These securities may be used to increase or decrease its exposure to different underlying

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4. Operating Policies - continued

Indexed Securities - continued

instruments and to gain exposure to markets that might be difficult to invest in through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment. Gains (losses) realized upon the sale of indexed securities are included in realized gains (losses) on investment securities.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

5. Investments in Derivative Instruments.

Objectives and Strategies for Investing in Derivative Instruments. The Fund uses derivative instruments ("derivatives"), including swap agreements, in order to meet its investment objectives. The Fund's strategy is to use derivatives as a risk management tool and as an additional way to gain exposure to certain types of assets. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

While utilizing derivatives in pursuit of its investment objectives, the Fund is exposed to certain financial risk relative to those derivatives. This risk is further explained below:

Interest Rate Risk	Interest rate risk is the risk that the value of interest-bearing financial instruments will fluctuate due to changes in the prevailing levels of market interest rates.

The following notes provide more detailed information about each derivative type held by the Fund:

Swap Agreements. The Fund entered into swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on

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5. Investments in Derivative Instruments - continued

Swap Agreements - continued

a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or losses in the Fund's accompanying Statement of Operations. Gains or losses are realized in the event of an early termination of a swap agreement. Any upfront payments made or received upon entering a swap contract to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gains or losses ratably over the term of the swap in the Fund's accompanying Statement of Operations. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance with the swap agreement. The Fund could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

The Fund entered into total return swap agreements to manage its overall market risk. Total return swaps are agreements to exchange a market-linked return for the return based on either a fixed or floating interest rate applied to a notional principal amount. To the extent the total return of an index or a reference obligation exceeds the offsetting interest obligation the Fund will receive a payment from the counterparty. To the extent it is less, the Fund will make a payment to the counterparty.

At the end of the period, the Fund had no open swap agreements.

Realized and Change in Unrealized Gain (Loss) on Derivative Instruments. A summary of the Fund's value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Fund's Schedule of Investments. The table below reflects the Fund's realized gain (loss) and change in unrealized gain (loss) for derivatives during the period.

Risk Exposure / Derivative Type	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Interest Rate Risk
Swap Agreements	$ 5,777,548	$ (8,941,119)
Total Derivatives Realized and Change in Unrealized Gain (Loss) (a)(b)	$ 5,777,548	$ (8,941,119)

(a) Total derivatives realized gain (loss) included in the Statement of Operations is comprised of $5,777,548 for swap agreements.

(b) Total derivatives change in unrealized gain (loss) included in the Statement of Operations is comprised of $(8,941,119) for swap agreements.

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6. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $918,890,184 and $728,453,898, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .57% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 232,105	$ 1,575
Class T	-%	.25%	48,411	-
Class B	.65%	.25%	49,834	36,414
Class C	.75%	.25%	349,896	125,849
			$ 680,246	$ 163,838

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

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Notes to Financial Statements - continued

7. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 25,419
Class T	6,061
Class B*	17,006
Class C*	21,735
$ 70,221

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class F. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Average Net Assets
Class A	$ 161,994.17
Class T	39,966.21
Class B	13,939.25
Class C	76,416.22
Strategic Real Return	6,332,590.16
Institutional Class	735,664.16
	$ 7,360,569

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $22,804 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund

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7. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program - continued

lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 12,961,000	4.37%	$ 1,573

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $21,791 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $19,371,000. The weighted average interest rate was 1.30%. The interest expense amounted to $700 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

10. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class B	1.75%	$ 528

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Notes to Financial Statements - continued

10. Expense Reductions - continued

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $25,806 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $5,544. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Strategic Real Return	$ 6,873

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended September 30,	2009A	2008
From net investment income
Class A	$ 2,727,717	$ 1,966,955
Class T	570,324	1,101,739
Class B	134,171	256,053
Class C	787,740	1,086,390
Strategic Real Return	120,339,069	211,830,750
Class F	2,364	-
Institutional Class	12,994,521	18,688,393
Total	$ 137,555,906	$ 234,930,280
From net realized gain
Class A	$ 5,924,372	$ 209,617
Class T	1,253,538	175,882
Class B	360,885	46,275
Class C	2,178,629	174,156
Strategic Real Return	243,192,394	32,442,296
Institutional Class	26,344,091	2,916,156
Total	$ 279,253,909	$ 35,964,382

A Distributions for Class F are for the period June 26, 2009 (commencement of sale of shares) to September 30, 2009.

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12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended September 30,	2009A	2008	2009A	2008
Class A
Shares sold	5,976,185	13,292,891	$ 45,357,036	$ 135,382,589
Reinvestment of distributions	1,144,167	192,121	8,183,396	1,958,121
Shares redeemed	(6,861,567)	(2,598,508)	(50,424,566)	(26,053,450)
Net increase (decrease)	258,785	10,886,504	$ 3,115,866	$ 111,287,260
Class T
Shares sold	946,463	1,421,715	$ 7,348,115	$ 14,529,608
Reinvestment of distributions	235,649	120,240	1,688,581	1,218,028
Shares redeemed	(1,276,358)	(1,322,360)	(9,464,495)	(13,409,762)
Net increase (decrease)	(94,246)	219,595	$ (427,799)	$ 2,337,874
Class B
Shares sold	241,356	593,734	$ 1,815,580	$ 6,017,378
Reinvestment of distributions	55,823	26,452	400,507	267,760
Shares redeemed	(520,692)	(341,147)	(3,802,098)	(3,436,183)
Net increase (decrease)	(223,513)	279,039	$ (1,586,011)	$ 2,848,955
Class C
Shares sold	2,162,008	4,259,788	$ 16,517,340	$ 43,429,512
Reinvestment of distributions	360,754	105,588	2,568,889	1,068,309
Shares redeemed	(2,555,814)	(1,276,629)	(19,089,444)	(12,928,185)
Net increase (decrease)	(33,052)	3,088,747	$ (3,215)	$ 31,569,636
Strategic Real Return
Shares sold	115,111,015	155,667,011	$ 868,456,849	$ 1,583,554,690
Reinvestment of distributions	50,268,485	23,824,789	360,374,519	241,720,730
Shares redeemed	(93,186,546)	(71,620,041)	(686,487,918)	(727,367,628)
Net increase (decrease)	72,192,954	107,871,759	$ 542,343,450	$ 1,097,907,792
Class F
Shares sold	46,524	-	$ 353,665	$ -
Reinvestment of distributions	320	-	2,364	-
Shares redeemed	(47)	-	(376)	-
Net increase (decrease)	46,797	-	$ 355,653	$ -

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Notes to Financial Statements - continued

12. Share Transactions - continued

Transactions for each class of shares were as follows - continued:

	Shares		Dollars
Years ended September 30,	2009A	2008	2009A	2008
Institutional Class
Shares sold	23,107,662	30,736,939	$ 171,845,204	$ 312,089,340
Reinvestment of distributions	5,398,380	2,091,534	38,601,750	21,209,226
Shares redeemed	(14,496,960)	(8,428,502)	(108,123,733)	(85,409,508)
Net increase (decrease)	14,009,082	24,399,971	$ 102,323,221	$ 247,889,058

A Share transactions for Class F are for the period June 26, 2009 (commencement of sale of shares) to September 30, 2009.

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Fidelity Freedom 2010 Fund, Fidelity Freedom 2015 Fund and Fidelity Freedom 2020 Fund were the owners of record of approximately 14%, 10% and 18%, respectively, of the total outstanding shares of the Fund. The Fidelity Advisor Freedom Funds and Fidelity Freedom Funds were the owners of record, in the aggregate, of approximately 67% of the total outstanding shares of the Fund.

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Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Fixed-Income Trust and Shareholders of Fidelity Strategic Real Return Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Strategic Real Return Fund (the Fund), a fund of Fidelity Fixed-Income Trust, including the schedule of investments, as of September 30, 2009, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2009, by correspondence with the custodians, agent banks and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Strategic Real Return Fund as of September 30, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

November 24, 2009

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 188 funds advised by FMR or an affiliate. Mr. Curvey oversees 408 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Abigail P. Johnson (47)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal and Workplace Investing (2005-present). Ms. Johnson is a Director of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (74)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (67)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President. Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Arthur E. Johnson (62)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Previously, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009), and on the Board of Directors of IKON Office Solutions, Inc. (1999-2008). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (55)

Year of Election or Appointment: 2009

Mr. Kenneally also serves as Trustee (2009-present) or Member of the Advisory Board (2008-present) of other Fidelity Fixed Income and Asset Allocation Funds. Previously, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of The Credit Suisse Funds (U.S. Mutual Fund, 2004-2008) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (69)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions). Previously, Mr. Keyes served as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (62)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director of McKesson Corporation (healthcare service). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (70)

Year of Election or Appointment: 2005

Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer of Hershey Foods Corporation, and as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (2004-2009).

Annual Report

Trustees and Officers - continued

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (51)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (53)

Year of Election or Appointment: 2005 or 2006

Vice President of Fidelity's Fixed Income Funds (2006) and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Derek L. Young (45)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds. Mr. Young also serves as Chief Investment Officers of the Global Asset Allocation Group (2009-present). Previously, Mr. Young served as a portfolio manager.

Scott C. Goebel (41)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Holly C. Laurent (55)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (51)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (42)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (47)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds, Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009), and as Vice President of Business Analysis (2003-2004).

Bryan A. Mehrmann (48)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Stephanie J. Dorsey (40)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Paul M. Murphy (62)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments. Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Kenneth B. Robins (40)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Gary W. Ryan (51)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

A total of 23.81% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $81,860,222 of distributions paid during the period January 1, 2009 to September 30, 2009 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2010 of amounts for use in preparing 2009 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on July 15, 2009. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	29,535,490,304.51	95.434
Withheld	1,412,983,688.53	4.566
TOTAL	30,948,473,993.04	100.000
Albert R. Gamper, Jr.
Affirmative	29,631,645,146.15	95.745
Withheld	1,316,828,846.89	4.255
TOTAL	30,948,473,993.04	100.000
Abigail P. Johnson
Affirmative	29,481,082,358.76	95.259
Withheld	1,467,391,634.28	4.741
TOTAL	30,948,473,993.04	100.000
Arthur E. Johnson
Affirmative	29,601,580,051.86	95.648
Withheld	1,346,893,941.18	4.352
TOTAL	30,948,473,993.04	100.000
Michael E. Kenneally
Affirmative	29,688,902,929.52	95.930
Withheld	1,259,571,063.52	4.070
TOTAL	30,948,473,993.04	100.000
James H. Keyes
Affirmative	29,647,356,020.99	95.796
Withheld	1,301,117,972.05	4.204
TOTAL	30,948,473,993.04	100.000
Marie L. Knowles
Affirmative	29,665,215,088.51	95.854
Withheld	1,283,258,904.53	4.146
TOTAL	30,948,473,993.04	100.000
Kenneth L. Wolfe
Affirmative	29,580,330,647.68	95.579
Withheld	1,368,143,345.36	4.421
TOTAL	30,948,473,993.04	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
Affirmative	22,342,326,668.95	72.192
Against	5,700,226,054.43	18.418
Abstain	2,112,037,717.17	6.825
Broker Non-Votes	793,883,552.49	2.565
TOTAL	30,948,473,993.04	100.000
A Denotes trust-wide proposal and voting results.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Strategic Real Return Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

On May 21, 2009, the Board voted to continue the fund's Advisory Contracts for four months, through September 30, 2009, in connection with the reorganization of the Board's new meeting schedule. The Board considered that the contractual terms of and fees payable under the fund's Advisory Contracts involve no changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the nature or level of services provided under the fund's Advisory Contracts; or (iii) the day-to-day management of the fund or the persons primarily responsible for such management. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through September 30, 2009, with the understanding that the Board would consider their renewal in September 2009.

At its September 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

Annual Report

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to the recent financial crisis, Fidelity took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board specifically noted Fidelity's response to the 2008 credit market crisis. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a proprietary custom index, and (ii) a peer group of mutual funds over multiple periods. Because the fund had been in existence less than five calendar years, the following charts considered by the Board show, over the one- and three-year periods ended December 31, 2008, the total returns of Fidelity Strategic Real Return (retail class) and Class C of the fund, the total returns of a proprietary custom index ("benchmark"), and a range of total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The returns of Fidelity Strategic Real Return (retail class) and Class C show the performance of the highest and lowest performing classes, respectively (based on three-year performance). (The fund did not offer Class F as of December 31, 2008.) The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated. The fund's proprietary custom index is an index developed by FMR that represents the performance of the fund's unmanaged indexes.

Annual Report

Fidelity Strategic Real Return Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Fidelity Strategic Real Return (retail class) of the fund was in the third quartile for the one-year period and the fourth quartile for the three-year period. The Board noted that FMR does not consider that peer group to be a particularly meaningful comparison for the fund, however, because, unlike most of its peers, the fund seeks to achieve its investment objective by allocating its assets among four investment categories. The Board stated that the investment performance of Fidelity Strategic Real Return (retail class) of the fund compared favorably to its benchmark for the one-year period, although the fund's three-year cumulative total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance during 2009.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented recent market events, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 25% means that 75% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Annual Report

Fidelity Strategic Real Return Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2008.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each of Class A, Class B, Class T, Institutional Class, and Fidelity Strategic Real Return (retail class) ranked below its competitive median for 2008 and the total expenses of Class C ranked above its competitive median for 2008. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In its review, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable, although in one case above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Annual Report

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board created an Ad Hoc Committee (the "Committee") to analyze economies of scale. The Committee was formed to consider whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, considering the findings of the Committee, that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability, and the extent to which current market conditions have affected retention and recruitment; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

Fidelity Investments Japan Limited

FIL Investment Advisors
(U.K.) Ltd.

Geode Capital Management, LLC

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

ARRSI-UANN-1109
1.814967.104

Item 2. Code of Ethics

As of the end of the period, September 30, 2009, Fidelity Fixed-Income Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") in each of the last two fiscal years for services rendered to Fidelity Strategic Real Return Fund (the "Fund"):

Services Billed by Deloitte Entities

September 30, 2009 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Strategic Real Return Fund	$222,000	$-	$5,800	$-

September 30, 2008 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Strategic Real Return Fund	$148,000	$-	$4,500	$-

A Amounts may reflect rounding.

The following table presents fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund ("Fund Service Providers"):

Services Billed by Deloitte Entities

	September 30, 2009A	September 30, 2008A
Audit-Related Fees	$1,020,000	$410,000
Tax Fees	$2,000	$-
All Other Fees	$405,000	$280,000B

A Amounts may reflect rounding.

B Reflects current period presentation.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for assurance services provided to the fund or Fund Service Provider that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Fund, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund are as follows:

Billed By	September 30, 2009 A	September 30, 2008 A
Deloitte Entities	$1,545,000	$885,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the Fund, taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund and its related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund's last two fiscal years relating to services provided to (i) the Fund or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Fixed-Income Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	November 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	November 27, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	November 27, 2009